Filed electronically with the Securities and Exchange
                          Commission on April 30, 1997

                                                              File No. 33-2648
                                                              File No. 811-4555

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      ------

         Post-Effective Amendment No.    18
                                       ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         AMENDMENT No.    16
                        ------

                        Scudder Institutional Fund, Inc.
             ------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY     10154
               ------------------------------------- ------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------
                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                       345 Park Avenue, New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b),
         ------
           X      on May 1, 1997  pursuant to paragraph (b),
         ------
                  60 days after filing pursuant to paragraph (a)(1),
         ------
                  on                   pursuant to paragraph (a)(1)
         ------      -----------------
                  75 days after filing pursuant to paragraph (a)(2)
         ------
                  on                   pursuant to paragraph (a)(2) of Rule 485.
                     -----------------
The Registrant previously filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 28, 1997.

                        SCUDDER INSTITUTIONAL FUND, INC.
                       INSTITUTIONAL GOVERNMENT PORTFOLIO
                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                              Prospectus Caption
--------     ------------                              ------------------

1.           Cover Page                                COVER PAGE

2.           Synopsis                                  EXPENSE INFORMATION
                                                       SUMMARY

3.           Condensed Financial Information           FINANCIAL HIGHLIGHTS

4.           General Description of Registrant         SUMMARY
                                                       INVESTMENT OBJECTIVES AND POLICIES
                                                       ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                         INVESTMENTS
                                                       COMPANY ORGANIZATION

5.           Management of the Fund                    SUMMARY
                                                       FINANCIAL HIGHLIGHTS
                                                       COMPANY ORGANIZATION--Investment Adviser, Transfer Agent
                                                       BACK COVER PAGE

5A.          Management's Discussion of Fund           NOT APPLICABLE
             Performance

6.           Capital Stock and Other                   DISTRIBUTION AND PERFORMANCE INFORMATION--
             Securities                                    Dividends and Capital Gains Distributions, Taxes
                                                       COMPANY ORGANIZATION
                                                       BACK COVER PAGE

7.           Purchase of Securities Being Offered      TRANSACTION INFORMATION--Purchasing Shares, Share Price
                                                       COMPANY ORGANIZATION--Distributor

8.           Redemption or Repurchase                  TRANSACTION INFORMATION--Redeeming Shares

9.           Pending Legal Proceedings                 NOT APPLICABLE


                            Cross Reference - Page 1



                       INSTITUTIONAL GOVERNMENT PORTFOLIO
                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO
                                   (continued)
PART B
------
                                                       Caption in Statement of
Item No.     Item Caption                              Additional Information
--------     ------------                              ----------------------

10.          Cover Page                                COVER PAGE

11.          Table of Contents                         TABLE OF CONTENTS

12.          General Information and                   COMPANY ORGANIZATION
             History

13.          Investment Objectives and                 THE PORTFOLIOS AND THEIR OBJECTIVES
             Policies                                  PORTFOLIO TRANSACTIONS

14.          Management of the                         INVESTMENT ADVISER
             Registrant                                DIRECTORS AND OFFICERS
                                                       REMUNERATION

15.          Control Persons and Principal             DIRECTORS AND OFFICERS
             Holders of Securities

16.          Investment Advisory and                   INVESTMENT ADVISER
             Other Services                            ADDITIONAL INFORMATION--Experts and Other Information

17.          Brokerage Allocation and                  PORTFOLIO TRANSACTIONS
             Other Practices

18.          Capital Stock and Other                   COMPANY ORGANIZATION
             Securities                                DIVIDENDS

19.          Purchase, Redemption and                  PURCHASE OF SHARES
             Pricing of Securities                     REDEMPTION OF SHARES
             Being Offered                             NET ASSET VALUE

20.          Tax Status                                DIVIDENDS
                                                       TAXES

21.          Underwriters                              DISTRIBUTOR

22.          Calculation of Performance Data           PERFORMANCE INFORMATION

23.          Financial Statements                      FINANCIAL STATEMENTS


                            Cross Reference - Page 2



                        SCUDDER INSTITUTIONAL FUND, INC.
                  INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                              Prospectus Caption
--------     ------------                              ------------------

1.           Cover Page                                COVER PAGE

2.           Synopsis                                  EXPENSE INFORMATION

3.           Condensed Financial Information           FINANCIAL HIGHLIGHTS

4.           General Description of Registrant         INVESTMENT OBJECTIVE AND POLICIES
                                                       ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                         INVESTMENTS
                                                       COMPANY ORGANIZATION

5.           Management of the Fund                    COMPANY ORGANIZATION--Investment Adviser, Transfer Agent,
                                                           Experienced Professional Management
                                                       BACK COVER PAGE

5A.          Management's Discussion of Fund           NOT APPLICABLE
             Performance

6.           Capital Stock and Other                   DISTRIBUTION AND PERFORMANCE INFORMATION--
             Securities                                    Dividends and Capital Gains Distributions, Taxes
                                                       COMPANY ORGANIZATION
                                                       BACK COVER PAGE

7.           Purchase of Securities Being Offered      TRANSACTION INFORMATION--Purchasing Shares, Share Price
                                                       COMPANY ORGANIZATION--Distributor

8.           Redemption or Repurchase                  TRANSACTION INFORMATION--Redeeming Shares

9.           Pending Legal Proceedings                 NOT APPLICABLE


                            Cross Reference - Page 3



                  INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
                                   (continued)
PART B
------

                                                       Caption in Statement of
Item No.     Item Caption                              Additional Information
--------     ------------                              ----------------------

10.          Cover Page                                COVER PAGE

11.          Table of Contents                         TABLE OF CONTENTS

12.          General Information and                   COMPANY ORGANIZATION
             History

13.          Investment Objectives and                 THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                                  PORTFOLIO TRANSACTIONS

14.          Management of the                         INVESTMENT ADVISER
             Registrant                                DIRECTORS AND OFFICERS
                                                       REMUNERATION

15.          Control Persons and Principal             DIRECTORS AND OFFICERS
             Holders of Securities

16.          Investment Advisory and                   INVESTMENT ADVISER
             Other Services                            ADDITIONAL INFORMATION--Experts and Other Information

17.          Brokerage Allocation and                  PORTFOLIO TRANSACTIONS
             Other Practices

18.          Capital Stock and Other                   COMPANY ORGANIZATION
             Securities                                DIVIDENDS

19.          Purchase, Redemption and                  PURCHASE OF SHARES
             Pricing of Securities                     REDEMPTION OF SHARES
             Being Offered                             NET ASSET VALUE

20.          Tax Status                                DIVIDENDS
                                                       TAXES

21.          Underwriters                              DISTRIBUTOR

22.          Calculation of Performance Data           PERFORMANCE INFORMATION

23.          Financial Statements                      FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                     Scudder Institutional Fund, Inc.

     Calculation of Registration Fee under the Securities Act of 1933

                                     Proposed       Proposed
     Title of                         Maximum        Maximum
    Securities         Amount        Offering       Aggregate      Amount of
      Being             Being        Price Per      Offering     Registration
    Registered       Registered      Share (1)      Price (2)         Fee
    ----------       ----------     ----------     ----------     ----------
Shares of Capital
   Stock, $.001
    par value:
  Institutional      32,888,766          $1.00               $0          $0
    Government
    Portfolio

This Post-Effective Amendment No. 18 seeks to register 32,888,766 additional shares of Government Portfolio under the Securities Act of 1933.

(1) Computed under Rule 457(d) on the basis of the net asset value per share of registrant's shares of Institutional Government Portfolio at the close of business on April 15, 1997. The above calculation shall not be deemed a representation as to the actual offering price.

(2) Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                                                                  Institutional
                                                                   Government
                                                                    Portfolio
(a)  Total number of shares redeemed during previous fiscal
     year                                                          298,316,303

(b)  Total number of shares included in (a) previously used
     under Rule 24e-2(a) this fiscal year                                    0

(c)  Total number of shares included in (a) previously used
     under Rule 24f-2(c) this fiscal year                          265,427,537

(d)  Total number of shares included in (a) being used to
     reduce maximum aggregate offering price in this
     Post-Effective Amendment                                       32,888,766

                          Institutional Cash Portfolio
                        Institutional Tax Free Portfolio
                       Institutional Government Portfolio


                    345 Park Avenue, New York, New York 10154
                                                (800) 854-8525

Investment Manager
Scudder, Stevens & Clark, Inc.
345 Park Avenue
New York, New York 10154

Distributor
Scudder Investor Services, Inc.
Two International Place
Boston, Massachusetts 02110

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Fund Accounting Agent
Scudder Fund Accounting Corporation
Two International Place
Boston, Massachusetts 02110

Transfer Agent and
Dividend Disbursing Agent
Scudder Service Corporation
P.O. Box 2038
Boston, Massachusetts 02106

Legal Counsel
Sullivan & Cromwell
New York, New York

------------------------------

No  person  has  been  authorized  to  give  any  information  or  to  make  any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.


                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO
                       INSTITUTIONAL GOVERNMENT PORTFOLIO


                                   PROSPECTUS
                                   MAY 1, 1997

                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO
                       INSTITUTIONAL GOVERNMENT PORTFOLIO


                    345 Park Avenue, New York, New York 10154
                                 1-800-854-8525
               Scudder, Stevens & Clark, Inc. - Investment Adviser
                  Scudder Investor Services, Inc. - Distributor


      Institutional Cash Portfolio, Institutional Tax Free Portfolio and Institutional Government Portfolio, are series of Scudder Institutional Fund, Inc. (the "Company"), a no-load, open-end, diversified, management investment company designed to suit the needs of institutions, corporations and fiduciaries.

      Institutional  Cash  Portfolio,   Institutional  Tax  Free  Portfolio  and
Institutional Government Portfolio (each, a "Portfolio" and collectively, the "Portfolios") are money market funds that seek to provide investors with as high a level of current income as is consistent with their investment objectives and policies and with preservation of capital and liquidity. The Portfolios are neither insured nor guaranteed by the U.S. Government. Each Portfolio intends to maintain a net asset value per share of $1.00, but there is no assurance it will be able to do so.


      The minimum aggregate investment in the Company is $10 million, with a minimum investment in any single Portfolio of $2 million. Additionally, each investor must maintain the minimum aggregate investment of $10 million or be subject to possible involuntary redemption by the Company.


       This Prospectus sets forth concisely the information about the Company that a prospective investor should know before investing. Please retain it for future reference. If you require more detailed information, a Statement of Additional Information dated May 1, 1997, as amended from time to time, may be obtained without charge by writing or calling the Company at the address and telephone number printed above. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


                              --------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Table of Contents


                                                                          Page
Summary......................................................................2
Expense Information..........................................................5
Financial Highlights.........................................................7
Investment Objectives and Policies..........................................10
Additional Information About Policies and Investments.......................12
Distribution and Performance Information....................................15
Company Organization........................................................18
Transaction Information.....................................................19
Shareholder Benefits........................................................22

                                     Summary


The Company                         Scudder   Institutional   Fund,  Inc.  is  a
                                    professionally managed,  no-load,  open-end,
                                    diversified  management  investment  company
                                    which offers the following three  investment
                                    series:  Institutional  Cash  Portfolio (the
                                    "Cash  Portfolio"),  Institutional  Tax Free
                                    Portfolio  (the  "Tax Free  Portfolio")  and
                                    Institutional   Government   Portfolio  (the
                                    "Government     Portfolio"),     (each,    a
                                    "Portfolio"    and     collectively,     the
                                    "Portfolios") See "Company Organization."

Objectives and Policies             Each  Portfolio  seeks to provide  investors
                                    with as high a level of current income as is
                                    consistent   with  its   stated   investment
                                    objective and policies and with preservation
                                    of capital  and  liquidity.  Each  Portfolio
                                    invests    exclusively   in   high   quality
                                    investments with remaining maturities of not
                                    more than 397 calendar days.  Each Portfolio
                                    values its portfolio securities on the basis
                                    of  amortized  cost  rather  than at  market
                                    value. Thus,  although the market value of a
                                    portfolio  may vary  inversely to changes in
                                    prevailing   interest   rates   and  may  be
                                    affected by changes in the  creditworthiness
                                    of  issuers  of   securities   held  in  its
                                    portfolio  and other  market  factors,  each
                                    Portfolio expects to maintain a constant net
                                    asset value of $1.00 per share.  There is no
                                    assurance,   however,   that   this  can  be
                                    achieved.


                                    The Cash  Portfolio  invests in  obligations
                                    issued or guaranteed by the U.S.  Government
                                    or  its   agencies   or   instrumentalities,
                                    obligations of certain U.S. or foreign banks
                                    and their  branches (such banks in each case
                                    to  have   total   assets  of  at  least  $1
                                    billion),  corporate  commercial  paper  and
                                    other short-term corporate obligations,  and
                                    securities issued by or on behalf of states,
                                    cities,   municipalities  and  other  public
                                    authorities (which may or may not be exempt from federal income taxes).

                                    The Tax Free  Portfolio  invests  in a broad
                                    range of  securities  issued by or on behalf
                                    of states, cities,  municipalities and other
                                    public authorities ("municipal obligations")
                                    the income of which is exempt  from  federal
                                    income  taxes.  Income  from  the  Tax  Free
                                    Portfolio  may not be  exempt  from  certain
                                    state  and  local  taxes.   See  "Investment
                                    Objectives and Policies."

                                    The   Government    Portfolio   invests   in
                                    obligations issued or guaranteed by the U.S.
                                    Government     or    its     agencies     or
                                    instrumentalities.

Additional Investment               The Cash Portfolio may invest in obligations
Activities                          of foreign  banks,  which involve  different
                                    risks than those associated with obligations
                                    of  domestic  banks.  In  addition,  certain
                                    obligations  in  which  each  Portfolio  may
                                    invest may have a floating or variable  rate
                                    of interest.  Certain  obligations  in which
                                    the Cash  Portfolio  and Tax Free  Portfolio
                                    may invest may be backed by bank  letters of
                                    credit.   Each   Portfolio  may  enter  into
                                    repurchase agreements, and investments in any of the Portfolios may be purchased on a when-issued basis and with put features.
                                    Each of these investment practices entails certain risks. See "Additional Information
                                    About Policies and Investments."

Investment Adviser                  The   Portfolios'   investment   adviser  is
                                    Scudder,   Stevens  &  Clark,   Inc.,   (the
                                    "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world.

                                    The Adviser  receives  monthly an investment
                                    management fee for its services,  equal,  on
                                    an   annual   basis,   to   0.15%   of  each
                                    Portfolio's average daily net assets.

Distributor                         Scudder   Investor    Services,    Inc.,   a
                                    subsidiary     of    the    Adviser     (the
                                    "Distributor") is the principal underwriter for the Company.

Custodian                           State  Street  Bank and Trust  Company  (the
                                    "Custodian")   is  the   custodian  for  the
                                    Company.

Purchasing Shares                   Shares of any  Portfolio may be purchased at
                                    net  asset   value  by  writing  or  calling
                                    Scudder Service Corporation, a subsidiary of
                                    the Adviser (the "Transfer Agent"). There is
                                    no  sales  charge.  There  is a $10  million
                                    minimum  initial  investment in the Company,
                                    with a  minimum  investment  in  any  single
                                    Portfolio   of   $2   million.    Subsequent
                                    investments  may be made in any Portfolio in
                                    any      amount.       See      "Transaction
                                    Information--Purchasing Shares."

Redeeming Shares                    Shareholders  may  redeem all or any part of
                                    their   investments  in  the  Portfolios  by
                                    contacting the Transfer  Agent.  Shares will
                                    be  redeemed  at their next  determined  net
                                    asset value.  There is no redemption charge.
                                    The Company reserves the right, upon notice,
                                    to  redeem  the  shares  in  an   investor's
                                    account  if the value of such  shares  falls
                                    below certain  levels or if the account does
                                    not  have a  certified  Social  Security  or
                                    taxpayer    identification    number.    See
                                    "Transaction     Information--     Redeeming
                                    Shares."


Share Price                         Scudder  Fund  Accounting   Corporation,   a
                                    subsidiary  of the Adviser,  determines  net
                                    asset value per share of each  Portfolio  on
                                    each day the New York  Stock  Exchange  (the
                                    "Exchange")  is open  for  trading.  The net
                                    asset value per share is  determined at 2:00
                                    p.m.  for the Tax  Free  Portfolio  and 4:00
                                    p.m. for the  Government  Portfolio  and the
                                    Cash     Portfolio.     See     "Transaction
                                    Information--Share Price."


Dividends                           Dividends  on shares of each  Portfolio  are
                                    declared    daily    and    paid    monthly.
                                    Distributions  of capital gains, if any, are
                                    paid  annually.  Dividends and capital gains
                                    distributions with respect to shares of each
                                    Portfolio   are   automatically    paid   in
                                    additional  shares  of  the  same  Portfolio
                                    unless   shareholders   elect   to   receive
                                    payments  in  cash.  See  "Distribution  and
                                    Performance    Information--Dividends    and
                                    Capital Gains Distributions."

                               Expense Information




This information is designed to help an investor understand the various costs and expenses of investing in Cash Portfolio and Tax Free Portfolio.

1) Shareholder Transaction Expenses: Expenses charged directly to an individual account in a Portfolio for various transactions.

                                              Cash                    Tax Free
                                           Portfolio                  Portfolio
                                           ---------                  ---------
                                              NONE                       NONE

2) Annual Portfolio Operating Expenses: Expenses paid by a Portfolio before it distributed its net investment income, expressed as a percentage of a Portfolio's average daily net assets for the fiscal year ended December 31, 1996.

    Investment Management Fees               0.15%                      0.15%
    12b-1 Fees                                NONE                       NONE
    Other Expenses                           0.06%                      0.13%
                                             -----                      -----
    Total Portfolio Operating Expenses       0.21%                      0.28%
                                             =====                      =====

 Example
 Based on the level of total Portfolio operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by a Portfolio before it distributes its net investment income to shareholders.

    One year                                  $  3                       $  4
    Three years                                  8                         11
    Five years                                  14                         20
    Ten years                                   32                         44

 See "Company Organization--Investment Adviser" for further information about investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Portfolio Operating Expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Portfolio expenses and return vary from year to year and may be higher or lower than those shown.

                               Expense Information




This information is designed to help an investor understand the various costs and expenses of investing in Government Portfolio.

1) Shareholder Transaction Expenses: Expenses charged directly to an individual account in the Portfolio for various transactions.

                                                   Government
                                                   Portfolio
                                                   ---------
                                                      NONE

2) Annual Portfolio Operating Expenses: Expenses paid by the Portfolio before it distributed its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the fiscal year ended December 31, 1996.

    Investment Management Fees                       0.15%
    12b-1 Fees                                        NONE
    Other Expenses                                   0.13%
                                                     -----
    Total Portfolio Operating Expenses               0.28%
                                                     =====

 Example
 Based on the level of total Portfolio operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Portfolio before it distributes its net investment income to shareholders.

    One year                                          $  4
    Three years                                         13
    Five years                                          22
    Ten years                                           49

 See "Company Organization--Investment Adviser" for further information about investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Portfolio Operating Expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Portfolio expenses and return vary from year to year and may be higher or lower than those shown.

                              Financial Highlights


                                 Cash Portfolio

  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning the Portfolio's performance, audited financial statements are available in the Company's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling the Company.

  The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the Annual Report to Shareholders, which is incorporated by reference to the Statement of Additional Information. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report.



                                                       Years Ended December 31,
                             ---------------------------------------------------------------------------------
                              1996    1995    1994    1993    1992   1991    1990    1989    1988     1987
                             ---------------------------------------------------------------------------------

  Net asset value,           $1.00   $1.00   $1.00   $1.00   $1.00  $1.00   $1.00   $1.00   $1.00    $1.00
    beginning of period...   -----   -----   -----   -----   -----  -----   -----   -----   -----    -----

    Net investment
     income...............    .052    .057    .041    .031    .038   .059    .080    .089    .074     .065

  Distributions from
    net investment income
    and net realized
    capital gains.........   (.052)  (.057)  (.041)  (.031)  (.038) (.059)  (.080)  (.089)  (.074)   (.065)
                             -----   -----   -----   -----   -----  -----   -----   -----   -----    -----
  Net asset value, end of
    period................   $1.00   $1.00   $1.00   $1.00   $1.00  $1.00   $1.00   $1.00   $1.00    $1.00
                             =====   =====   =====   =====   =====  =====   =====   =====   =====    =====

Total Return (%)..........    5.33    5.88    4.13    3.16    3.88   6.12    8.27    9.32   7.60(b)   6.73

  Ratios and Supplemental Data

  Net assets, end of
    year ($ millions).....    $272    $249    $271    $468    $662   $308    $152     $82     $61      $51

  Ratio of operating
    expenses to average
    daily net assets (%)(a)    .21     .25     .24     .22     .25    .25     .32     .37     .33      .31

  Ratio of net investment
    income to average net
    assets (%)............    5.21    5.73    3.94    3.12    3.66   5.89    8.02    8.94    7.43     6.43

  (a) Operating expense
  ratio including expenses
  reimbursed, management
  fee and other expenses
  not imposed (%).........      --      --      --      --      --     --      --      --     .36       --

  (b) Total returns are higher due to maintenance of the Portfolio's expenses.


                               Tax Free Portfolio

 The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

 If you would like more detailed information concerning the Portfolio's performance, audited financial statements are available in the Company's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling the Company.

 The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the Annual Report to Shareholders, which is incorporated by reference to the Statement of Additional Information. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report.



                                                      Years Ended December 31,
                             ----------------------------------------------------------------------------------
                              1996    1995     1994    1993    1992    1991    1990    1989   1988    1987
                             ----------------------------------------------------------------------------------

 Net asset value,
   beginning of period....   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00   $1.00   $1.00  $1.00   $1.00
                             -----   -----   -----    -----   -----   -----   -----   -----  -----   -----
   Net investment
    income................    .032    .036    .027     .023    .029    .045    .058    .063   .051    .045

Distributions from
   net investment income
   and net realized
   capital gains..........   (.032)  (.036)  (.027)   (.023)  (.029)  (.045)  (.058)  (.063) (.051)  (.045)
                             -----   -----   -----    -----   -----   -----   -----   -----  -----   -----
 Net asset value, end of
   period.................   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00   $1.00   $1.00  $1.00   $1.00
                             =====   =====   =====    =====   =====   =====   =====   =====  =====   =====

 Total Return (%).........    3.29    3.69   2.74(b)   2.32    2.92    4.65    5.96    6.45   5.24   4.56(b)

 Ratios and Supplemental Data

 Net assets, end of
   year ($ millions)......    $104     $79    $168     $125     $96     $75     $88    $155   $168    $103

Ratio of operating
   expenses to average
   daily net assets (%)(a)     .28     .35     .27      .29     .31     .36     .32     .30    .30     .30
 Ratio of net investment
   income to average net
   assets (%).............    3.25    3.61    2.73     2.30    2.82    4.55    5.79    6.25   5.15    4.46

 (a) Operating expense
 ratio including expenses
 reimbursed, management fee
 and other expenses not
 imposed (%)..............      --      --     .29       --      --      --      --      --     --     .31

 (b) Total returns are higher due to maintenance of the Portfolio's expenses.


                              Government Portfolio

  The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning the Portfolio's performance, audited financial statements are available in the Company's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling the Company.

  The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the Annual Report to Shareholders, which is incorporated by reference to the Statement of Additional Information. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report.



                                                      Years Ended December 31,
                             --------------------------------------------------------------------------------
                              1996    1995    1994    1993    1992   1991    1990    1989    1988     1987
                             --------------------------------------------------------------------------------
  Net asset value,
    beginning of period....  $1.00   $1.00   $1.00   $1.00   $1.00  $1.00   $1.00   $1.00   $1.00   $1.00
                             -----   -----   -----   -----   -----  -----   -----   -----   -----   -----
    Net investment
     income................   .051    .055    .040    .030    .037   .057    .079    .090    .073    .065

  Distributions from
    net investment income
    and net realized
    capital gains..........  (.051)  (.055)  (.040)  (.030)  (.037) (.057)  (.079)  (.090)  (.073)  (.065)
                             -----   -----   -----   -----   -----  -----   -----   -----   -----   -----

  Net asset value, end of
    period.................  $1.00   $1.00   $1.00   $1.00   $1.00  $1.00   $1.00   $1.00   $1.00   $1.00
                             =====   =====   =====   =====   =====  =====   =====   =====   =====   =====
  Total Return (%).........   5.17    5.60    4.09    3.01    3.74   5.94    8.19    9.36    7.58    6.69

Ratios and Supplemental Data

  Net assets, end of
    year ($ millions)......    $47     $80    $118    $196    $247   $192    $174    $253    $161    $146

  Ratio of operating
    expenses to average
    daily net assets (%)(a)    .32     .39     .28     .26     .24    .26     .31     .29     .28     .31

  Ratio of net investment
    income to average net
    assets (%).............   5.06    5.46    3.89    2.97    3.69   5.86    7.89    8.96    7.35    6.56


                       Investment Objectives and Policies


      Set forth below is a description of the investment objective and policies of each Portfolio. The Portfolios seek to provide investors with as high a level of current income through investment in high-quality short-term obligations as is consistent with their investment objectives and policies and with preservation of capital and liquidity. The Tax Free Portfolio seeks to provide current income that is exempt from federal income taxes. The investment objective of a Portfolio cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act") and a rule thereunder. There can be no assurance that any of the Portfolios will achieve its investment objective.


      Securities in which the Portfolios invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk.


      Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a net asset value per share of $1.00, but there is no assurance that it will be able to do so.


Cash Portfolio


      The Cash Portfolio seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Portfolio invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

      The bank obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Portfolio limits its investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Portfolio may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Portfolio limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches) which banks (based upon their most recent annual financial statements) at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; and which obligations, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.


      Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Portfolio may not invest more than 10% of the value of its total assets in investments that are not readily marketable including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

      The Portfolio may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

      The Portfolio may invest in U.S. dollar-denominated obligations of foreign banks. There is no limitation on the amount of the Portfolio's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

      Except for obligations of foreign banks and foreign branches of U.S. banks, the Portfolio will not invest in the securities of foreign issuers. Generally, the Portfolio may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

      The commercial paper purchased by the Portfolio is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's ("S&P") or "F-1" by Fitch Investor Services, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Board of Directors.


      The Portfolio may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Portfolio may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Portfolio may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Portfolio may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.


      All of the securities in which the Portfolio will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Portfolio, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Company determine that such disposal would not be in the best interests of the Portfolio.

      In  addition,  the  Portfolio  may invest in  variable  or  floating  rate
obligations,   obligations  backed  by  bank  letters  of  credit,   when-issued
securities and securities with put features.

Tax Free Portfolio


      The Tax Free Portfolio seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Portfolio invests exclusively in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Portfolio may also invest in certain taxable obligations on a temporary defensive basis, as described below.


      From time to time the Portfolio may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar type projects; other municipal obligations have issuers located in the same state.

      The Portfolio may, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities. Under ordinary market conditions, the Portfolio will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Portfolio.

      The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

      All of the securities in which the Portfolio will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Portfolio, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Company determine that such disposal would not be in the best interests of the Portfolio.

      In addition, the Portfolio may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Government Portfolio

      The Government Portfolio seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

      In addition, the Portfolio may invest in variable or floating rate obligations, when-issued securities and securities with put features.

              Additional Information About Policies and Investments

Investment Restrictions

      The following investment restrictions and those described in the Statement of Additional Information are fundamental policies of each Portfolio that may be changed only when permitted by law and approved by the holders of a majority of such Portfolio's outstanding voting securities, as described under "Company Organization" in the Statement of Additional Information.

      The Portfolios may not issue senior securities, borrow money or pledge or mortgage their assets, except that each Portfolio may borrow from banks up to 10% of the current value of that Portfolio's total net assets in order to meet redemptions, and these borrowings may be secured by pledges of not more than 10% of the Portfolio's total net assets (but investments may not be purchased by such Portfolio while any such borrowing exists). Generally, the Cash Portfolio may not invest less than 25% of the current value of its total assets in bank obligations, including bank obligations subject to repurchase agreements.

      For a more complete description, see "Investment Restrictions" in the Statement of Additional Information.

      Obligations of U.S. Government Agencies and Instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Company will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

      Floating and Variable Rate Instruments. Certain of the obligations that each Portfolio may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals. Certain of such obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Portfolio may invest in floating and variable rate obligations even if they carry stated maturities in excess of 397 days, if certain conditions contained in a rule of the Securities and Exchange Commission (the "SEC") are met, in which case the obligations will be treated as having maturities of not more than 397 days. Each Portfolio will limit its purchase of floating and variable rate obligations to those meeting the quality standards set forth above for such Portfolio. The Adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Portfolio's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Portfolio elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due except when such demand instruments permit same day settlement. To facilitate settlement, the same day demand instruments must be held in book entry form at a bank other than the Portfolio's Custodian subject to a sub-custodian agreement approved by the Portfolio between that bank and the Portfolio's Custodian.

      The floating and variable rate obligations that the Portfolios may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Portfolio an undivided interest in the underlying obligations in the proportion that such Portfolio's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Portfolios may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of one year, upon compliance with certain conditions contained in a rule of the SEC. The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations. It is presently contemplated that the Tax Free Portfolio will not invest more than 20% of its total assets in these certificates.

      To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that no Portfolio may invest an amount equal to 10% or more of the current value of its total assets in securities that are not readily marketable.

      Repurchase Agreements. Each Portfolio may enter into repurchase agreements wherein the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed-upon time and price. Sellers of repurchase agreements are banks that are issuers of eligible bank obligations
(see "Cash Portfolio" under "Investment Objectives and Policies" above) and dealers that meet guidelines established by the Board of Directors. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. Each Portfolio may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Portfolio. While the maturities of the underlying securities may be greater than one year, the term of the repurchase agreement is always less than one year. If the seller defaults and the value of the underlying securities has declined, the Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Portfolio's disposition of the security may be delayed or limited.

      A Portfolio may not enter into a repurchase agreement if, as a result, more than 10% of the market value of that Portfolio's total net assets would be invested in repurchase agreements with a maturity of more than seven days, illiquid securities and securities for which current market quotations or bids are not readily available.

      Municipal Obligations. Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

      The Tax Free Portfolio may invest in excess of 25% of its assets in industrial development bonds subject to the Portfolio's fundamental investment policy requiring that it maintain at least 80% of the value of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. For purposes of the Portfolio's fundamental investment limitation regarding concentration of investments in any one industry, industrial development bonds will be considered representative of the industry for which purpose the bond was issued.

      The Cash and Tax Free Portfolios' investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Portfolios' investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Portfolios may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Portfolios may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Portfolios.

      Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Portfolios may be used for letter of credit backed investments.

      Securities with Put Rights. The Portfolios may enter into put transactions with respect to obligations held in their portfolios with broker/dealers pursuant to a rule under the 1940 Act and with commercial banks.

      The right of the Portfolios to exercise a put is unconditional and unqualified. A put is not transferable by a Portfolio, although the Portfolio may sell the underlying securities to a third party at any time. If necessary and advisable, any Portfolio may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Portfolios expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

      The Portfolios may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Portfolios to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      The Portfolios intend to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Portfolio of the underlying security. The actual put will be valued at zero in determining net asset value of the Portfolios. Where a Portfolio pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Portfolio and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Portfolio will not be considered shortened by any put to which such obligation is subject.

      Third Party Puts. The Portfolios may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Portfolio at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to a Portfolio will be that of holding such a long-term bond and the dollar-weighted average maturity of the Portfolio would be adversely affected.

      When-Issued Securities. Each Portfolio may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Portfolios will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price, and the interest rate that will be received on debt securities, are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

      Each Portfolio will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to that Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                    Distribution and Performance Information

Dividends and Capital Gains Distributions


      The Company declares dividends on the outstanding shares of each Portfolio from each Portfolio's net investment income at the close of each business day to shareholders of record at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio on that day.


      Investment income for a Portfolio includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

      Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Portfolio forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

      Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date. (See also "Transaction Information--Redeeming Shares.")

Taxes

      Each of the Company's Portfolios has in the past qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Portfolio. By complying with the applicable provisions of the Code, each Portfolio will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders. A 4% non-deductible excise tax will be imposed on each Portfolio (except the Tax Free Portfolio to the extent of its tax-exempt income) to the extent such Portfolio does not meet certain distribution requirements by the end of each calendar year.


      Dividends from net investment income (including realized net short-term capital gains in excess of net long-term capital losses), except "exempt-interest dividends" (described below), will be taxable as ordinary income for federal income tax purposes. Most states exempt from personal income tax dividends paid by a regulated investment company attributable to interest derived from obligations of the U.S. Government and certain of its agencies and instrumentalities. For example, shareholders of a regulated investment company will not be subject to New York State or City personal income tax on the dividends paid by such a fund to the extent attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities, provided that at the close of each quarter of the fund's taxable year at least 50% of the value of the total assets of the fund consists of such obligations. Dividends paid by the Government Portfolio may qualify for this treatment. Dividends distributed by the Tax Free Portfolio are not excluded in determining New York State or City franchise taxes on corporations and financial institutions. In addition to the distributions described above, in the case of the dividends distributed by the Tax Free Portfolio, that part of its net investment income that is attributable to interest from tax-exempt securities and that is distributed to shareholders will be designated by the Company as an "exempt-interest dividend," and, as such, will be exempt from federal income tax. In addition, the Tax Free Portfolio may not be exempt from certain state and local taxes.


      Distributions of net long-term capital gains in excess of net short-term capital losses, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares. Because substantially all of the income of each Portfolio will arise from interest, no part of the distributions to shareholders is expected to qualify for the dividends received deduction available to corporations. Each year the Company will notify shareholders of the federal income tax status of distributions.

      In the case of the shareholders of the Tax Free Portfolio, interest on indebtedness incurred, or continued, to purchase or carry shares of the Portfolio will not be deductible for federal income tax purposes to the extent that the Portfolio's distributions are exempt from federal income tax. In addition, a portion of an exempt-interest dividend allocable to certain tax-exempt obligations may be treated as a preference item for purposes of the alternative minimum tax imposed on both individuals and corporations. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Tax Free Portfolio.

      The Company will be required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to individual shareholders (except shareholders of the Tax Free Portfolio to the extent it distributes exempt-interest dividends) and on redemption proceeds, if a correct Social Security or taxpayer identification number, certified when required, is not on file with the Company or Transfer Agent. (See also "Transaction Information--Redeeming Shares.")

      The exemption of interest income for federal income tax purposes may not result in similar exemptions under the tax law of state and local tax authorities. In general, interest earned on obligations issued by the state or locality in which the investor resides may be exempt from state and local taxes. State and local laws differ, however, with respect to the tax treatment of dividends attributable to interest on obligations of: (i) the U.S. Government and certain of its agencies and instrumentalities, and (ii) obligations of states and localities, and shareholders should consult their tax advisors about the taxability of dividends. The Company furnishes each shareholder of record with a statement of the portion of the previous year's income derived from: (i) U.S. Government Obligations and (ii) various agencies and instrumentalities, each of which is specified by name.

      Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes.

Performance Information

      From time to time, quotations of a Portfolio's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of a Portfolio refers to income generated by an investment in a Portfolio over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a Portfolio is expressed similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in a Portfolio for a specified period. The "average annual total return" of a Portfolio is the average annual compound rate of return of an investment in a Portfolio assuming the investment has been held for one year, five years and ten years as of a stated ending date. If a Portfolio has not been in operation for at least ten years, the life of the Portfolio will be used where applicable. "Cumulative total return" represents the cumulative change in value of an investment in a Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Portfolio. Performance will vary based upon, among other things, changes in market conditions and the level of a Portfolio's expenses.

                              Company Organization

      The Company was formed on January 2, 1986 as a corporation under the laws of the State of Maryland. The Company is a no-load, diversified, open-end management investment company registered under the 1940 Act. The Company's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Company's Adviser and Distributor, as set forth below, decides upon matters of general policy.

      Shareholders have one vote for each share held on matters on which they are entitled to vote. The Company is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment Adviser


      The Company retains the investment management firm of Scudder, Stevens & Clark, Inc. (the "Adviser"), a Delaware corporation, to manage the Company's daily investment and business affairs subject to the policies established by the Board of Directors. The Adviser is one of the most experienced investment counsel firms in the U.S. The Adviser was established in 1919 as a partnership and was restructured as a Delaware corporation in 1985. The principal source of the Adviser's income is professional fees received from providing continuing investment advice. The Adviser provides investment counsel for many individuals and institutions, including insurance companies, endowments, industrial corporations and financial and banking organizations. As of December 31, 1996, the Adviser and its affiliates had in excess of $115 billion under their supervision, approximately two-thirds of which was invested in fixed-income securities.


      Pursuant to Investment Advisory Agreements (the "Agreements") with the Company on behalf of each Portfolio, the Adviser regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objective and policies. The Agreements further provide that the Adviser will pay the compensation and certain expenses of all officers and certain employees of the Company and make available to each such Portfolio such of the Adviser's directors, officers and employees as are reasonably necessary for such Portfolio's operations or as may be duly elected officers or directors of the Company. Under the Agreements, the Adviser pays each Portfolio's office rent and will provide investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Adviser, including the Adviser's employees who serve the Portfolios, may render investment advice, management and other services to others.

      Each Portfolio will bear all expenses not specifically assumed by the Adviser under the terms of the Agreements, including, among others, the fee payable to the Adviser as Adviser, the fees of the Directors who are not "affiliated persons" of the Adviser, the expenses of all Directors and the fees and out-of-pocket expenses of the Company's Custodian and its Transfer Agent. For a more complete description of the expenses to be borne by the Portfolios, see "Investment Adviser" and "Distributor" in the Statement of Additional Information.

      Each Portfolio is charged a management fee at an annual rate of 0.15% of its average daily net assets. Management fees are computed daily and paid monthly.

Transfer Agent

      Scudder Service Corporation, P.O. Box 2038, Boston, Massachusetts 02106, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Company.

Distributor

      Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Company's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Company. Under the Underwriting Agreement with the Company, the Distributor acts as the principal underwriter and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred by it in connection with the distribution of shares.

Custodian

      State Street Bank and Trust Company is the custodian for the Company.

Fund Accounting Agent

      Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of each Portfolio.
                             Transaction Information

Purchasing Shares

      There is a $10 million minimum initial investment in the Company, with a minimum investment in any single Portfolio of $2 million. Subsequent investments may be made in the Portfolios in any amount. Investment minimums may be waived for Directors and officers of the Company and certain other affiliates. The Company and the Distributor reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.

      Shares of any Portfolio may be purchased by writing or calling the Company's Transfer Agent. Orders for shares of a Portfolio will be executed at the net asset value per share next determined after an order has become effective. See "Share Price."


      Orders for shares of a Portfolio will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the Custodian's account with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and the Government Portfolio on the same day if a bank wire or check is converted to federal funds or received by 12:00 noon for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and the Government Portfolio. In addition, if investors notify the Company by 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and the Government Portfolio that they intend to wire federal funds to purchase shares of a Portfolio on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and the Government Portfolio the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order may be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.


      Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

      By investing in a Portfolio, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and Performance Information--Dividends and Capital Gains Distributions."

Initial Purchase by Wire

      1. Shareholders may open an account by calling toll free from any continental state: 1-800-854-8525. Give the Portfolio(s) to be invested in, name(s) in which the account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

      2. Instruct the wiring bank to transmit the specified amount to:

                       State Street Bank and Trust Company
                       Boston, Massachusetts
                       ABA Number 011000028
                       Custody and Shareholder Services Division
                       Attention: [Name of Portfolio(s)]
                       Account (name(s) in which to be registered)
                       Account Number (as assigned by telephone) and amount
                         invested in each Portfolio

      3. Complete a Purchase Application. Indicate the services to be used. A completed Purchase Application must be received by the Transfer Agent before the Expedited Redemption Service can be used. Mail the Purchase Application to:

                       Scudder Service Corporation
                       P.O. Box 2038
                       Boston, Massachusetts 02106

Additional Purchases by Wire

      Instruct the wiring bank to transmit the specified amount to the Custodian with the information stated above.

Initial Purchase by Mail

      1. Complete a Purchase Application. Indicate the services to be used.

      2. Mail the Purchase Application and check payable to the Portfolio whose shares are to be purchased, to the Transfer Agent at the address set forth above.

Additional Purchases by Mail

      1. Make a check payable to the Portfolio whose shares are to be purchased. Write the shareholder's Portfolio account number on the check.

      2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the Transfer Agent at the address set forth above.

Redeeming Shares

      Upon receipt by the Transfer Agent of a redemption request in proper form, shares of any Portfolio will be redeemed at their next determined net asset value. See "Share Price." For the shareholder's convenience, the Company has established several different redemption procedures.

      Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. The Company may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange (the "Exchange") is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Portfolios not reasonably practicable.

      A shareholder's account in a Portfolio remains open for up to one year following complete redemption, and all costs during the period will be borne by that Portfolio.

      The Company reserves the right to redeem involuntarily upon not less than 30 days' written notice all shares in a shareholder's Portfolio accounts if the combined holdings in those accounts aggregate less than $10 million. However, any shareholder affected by the exercise of the right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of a Portfolio account or accounts.

      The Company also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or taxpayer identification number. A shareholder may avoid involuntary redemption by providing the Company with a taxpayer identification number during the 30-day notice period.

Redemption by Mail

      1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's Portfolio account number and give Social Security or taxpayer identification number (where applicable).

      2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

      3. If shares to be redeemed have a value of $50,000 or more, the signature(s) must be guaranteed by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange or a foreign branch of any of the foregoing. In addition, signatures may be guaranteed by other Eligible Guarantor Institutions, i.e., other banks, other brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMPsm"). Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

      4. Mail the letter to the Transfer Agent at the address set forth under "Purchasing Shares."

      Checks for redemption proceeds will normally be mailed the day following receipt of the request in proper form, although the Company reserves the right to take up to seven days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

      When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption by Expedited Redemption Service

      If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day the Company and the Custodian are open for business.

      No redemption of shares purchased by check will be permitted pursuant to the Expedited Redemption Service until seven business days after those shares have been credited to the shareholder's account.

      1. Telephone the request to the Transfer Agent by calling toll free from any continental state: 1-800-854-8525, or

      2. Mail the request to the Transfer Agent at the address set forth under "Purchasing Shares."


      Tax Free Portfolio: Proceeds of Expedited Redemptions will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request is received by the Transfer Agent by 12:00 noon (eastern time) on a day the Company and the Custodian are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. Such expedited redemption requests received after 12:00 noon and prior to 2:00 p.m. (eastern time) will be honored the same day if such redemption can be accomplished in time to meet the Federal Reserve Wire System schedules.

      Cash Portfolio and Government Portfolio: Proceeds of Expedited Redemptions will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request is received by the Transfer Agent by 4:00 p.m. on a day the Company and the Custodian are open for business, the redemption will be executed at the net asset value calculated at 4:00 p.m. and proceeds will normally start transmission that same day if such redemption can be accomplished in time to meet the Federal Reserve Wire System's schedule.


      Each Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Exchanging Shares

      Shares of any of the Portfolios that have been held for seven days or more may be exchanged for shares of one of the other Portfolios in an identically registered account. Shares may be exchanged for shares of another Portfolio only if shares of such Portfolio may legally be sold under applicable state laws.

      A shareholder may exchange shares by calling the Transfer Agent's toll free number at 1-800-854-8525. Procedures applicable to redemption of a Portfolio's shares are also applicable to exchanging shares. The Company and the Distributor may modify or discontinue exchange privileges at any time upon 60 days' notice.

Share Price


      Net asset value per share for each Portfolio is determined by Scudder Fund Accounting Corporation on each day the Exchange is open for trading. The net asset value per share of each Portfolio is determined at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio. The net asset value per share of each Portfolio is computed by dividing the value of the total assets of the Portfolio, less all liabilities, by the total number of outstanding shares of the Portfolio.


      Each Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and accreting any discount and amortizing any premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the Statement of Additional Information for a more complete description of the amortized cost method.

                              Shareholder Benefits

Account Services

      Shareholders will be sent a Statement of Account from the Distributor, as agent of the Company, whenever a share transaction is effected in the accounts. Shareholders can write or call the Company at the address and telephone number on the cover of this Prospectus with any questions relating to their investment in shares of any of the Portfolios.

Shareholder Services

      The Company offers the following shareholder services. See the Statement of Additional Information for further details about these services or call or write the Company.

      Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in one or more of the Portfolios. A monthly summary of accounts can be provided, showing for each account the account number, the month-end share balance and the dividends and distributions paid during the month.

      Shareholder Reports. The fiscal year of the Company ends on December 31 of each year. The Company sends to its shareholders, semi-annually, reports showing the investments in each of the Company's Portfolios and other information (including unaudited financial statements) pertaining to the Company. An annual report, containing financial statements audited by the Company's independent accountants, is sent to shareholders each year.

      Shareholder inquiries should be addressed to Scudder Institutional Fund, Inc., 345 Park Avenue, New York, New York 10154.

                     (This page intentionally left blank.)

Institutional International Equity Portfolio

345 Park Avenue, New York, New York 10154
            (800) 854-8525


Investment Adviser

Scudder, Stevens & Clark, Inc.
345 Park Avenue
New York, New York 10154

Distributor

Scudder Investor Services, Inc.
Two International Place
Boston, Massachusetts 02110

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Fund Accounting Agent

Scudder Fund Accounting Corporation
Two International Place
Boston, Massachusetts 02110

Transfer Agent and
Dividend Disbursing Agent

Scudder Service Corporation
P.O. Box 9242
Boston, Massachusetts 02205
--------------------------------------------------------------------------------
No  person  has  been  authorized  to  give  any  information  or  to  make  any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.


                           Institutional International
                                Equity Portfolio


                          BARRETT INTERNATIONAL SHARES



                                   Prospectus
                                   May 1, 1997

                  Institutional International Equity Portfolio

                    345 Park Avenue, New York, New York 10154
                                 1-800-854-8525

               Scudder, Stevens & Clark, Inc. - Investment Adviser

                  Scudder Investor Services, Inc. - Distributor

      Institutional International Equity Portfolio (the "Portfolio") is a series of Scudder Institutional Fund, Inc. (the "Company"), a no-load, open-end, diversified, management investment company. Currently the Portfolio is comprised of a single class of shares ("Barrett International Shares").

      The Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.


      This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please retain it for future reference. If you require more detailed information, a Statement of Additional Information dated May 1, 1997, as amended from time to time, may be obtained without charge by writing or calling the Company at the address and telephone number printed above. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Table of Contents
                                                                      Page
Expense Information                                                      2
Financial Highlights                                                     3
Investment Objective and Policies                                        4
Additional Information About Policies and Investments                    5
Distribution and Performance Information                                 7
Company Organization                                                     8
Transaction Information                                                  9
Shareholder Benefits                                                    13


May 1, 1997

                               Expense Information


 This information is designed to help an investor understand the various costs and expenses of investing in the Portfolio.

 1) Shareholder Transaction Expenses: Expenses charged directly to an individual account in the Portfolio for various transactions.

                                                                NONE

 2) Annual Portfolio Operating Expenses: Estimated expenses paid by the Portfolio before it distributed itsnet investment income, expressed as a percentage of its average daily net assets for the initial fiscal year.


     Investment Management Fee                                   0%*
     Other Expenses                                            0.95%
     Total Portfolio Operating Expenses                       0.95%*


 Example

 Based on the level of total Portfolio operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Portfolio before it distributes its net investment income to shareholders.


                  1 Year                         3 Years
                  ------                         -------
                   $10                            $30


 See "Company Organization--Investment Adviser" for further information about investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Portfolio Operating Expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Portfolio expenses and return vary from year to year and may be higher or lower than those shown.


 * Until July 31, 1997, the Adviser has agreed to waive a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Portfolio do not exceed 0.95% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, it is estimated that annualized Portfolio expenses would be: investment management fee 0.90%, other expenses 1.65% and total operating expenses 2.55% for the fiscal year.

                              Financial Highlights


The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Portfolio's performance, audited financial statements are available in the Portfolio's Annual Report dated December 31, 1996 and may be obtained without charge by writing or calling the Company.

The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the Annual Report to Shareholders, which is incorporated by reference to the Statement of Additional Information. The financial highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report.


                                                                 For the period
                                                                 April 3, 1996
                                                                 (commencement
                                                                 of operations)
                                                                 to December 31,
                                                                       1996
                                                                   ------------
Income from Investment Operations:
Net asset value, beginning of period                                    $ 12.00
Net investment income                                                       .11
Net realized and unrealized gain (loss) on investments                      .48
                                                                          -----
Total from investment operations                                            .59
                                                                          -----
Less distributions from income                                            (.11)
                                                                          -----
Net asset value, end of period                                           $12.48
                                                                          -----
                                                                          -----
Total return (%) (b)                                                     4.93**
Ratios and Supplementary Data
Net assets, end of period ($ millions)                                       18
Ratio of operating expenses, to average daily net assets (%)               .95*
Ratio of operating expenses before expense reductions,
  to average daily net assets (%)                                         2.55*
Ratio of net investment income, to average daily net assets (%)           1.24*
Portfolio turnover rate (%)                                               10.1*
Average commission rate paid (c)                                         $.0004

(a)   Based on monthly average shares outstanding during the period.
(b)   Total returns would have been lower had certain expenses not been reduced.
(c) Average commission rate paid per share of common and preferred stock securities.

*    Annualized
**   Not annualized

                        Investment Objective and Policies


      The investment objective of the Portfolio is to seek long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. These securities are selected primarily to permit the Portfolio to participate in non-United States companies and economies with prospects for growth. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than five different countries. The Portfolio does not intend to concentrate investments in any particular industry. The investment objective of the Portfolio is nonfundamental and can be changed without the approval of the holders of a majority of the Portfolio's outstanding shares. If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There is no assurance that the Portfolio will achieve its investment objective. Except as otherwise indicated, the Portfolio's policies are not fundamental and may be changed without a vote of shareholders.


Investments

      The Portfolio generally invests at least 90% of its total assets in equity securities of established companies, listed on foreign exchanges, which the Portfolio's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes have favorable characteristics.

      When the Adviser believes that it is appropriate to do so in order to achieve the Portfolio's investment objective of long-term capital growth, the Portfolio may invest up to 10% of its total assets in debt securities. Such debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Portfolio may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, judged by the Adviser to be of equivalent quality. The Portfolio may also invest up to 5% of its total assets in debt securities which are rated below investment-grade (see "Risk Factors").

      When the Adviser determines that exceptional conditions exist abroad, the Portfolio may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S.

      The Portfolio's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Portfolio's investment performance. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the Portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

      The Portfolio reserves the right, without prior shareholder approval, in the future to pursue its investment objective by investing all of its investable assets in a separate registered investment company having the same investment objective and substantially similar policies and restrictions as the Portfolio. The new structure (commonly known as "master-feeder") could enable the Portfolio to benefit, directly or indirectly, from certain economies of scale, based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed and that a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets.

              Additional Information About Policies and Investments

Investment Restrictions

      The following investment restrictions and those described in the Statement of Additional Information are fundamental policies of the Portfolio that may be changed only when permitted by law and approved by the holders of a majority of the Portfolio's outstanding voting securities, as described under "Company Organization" in the Statement of Additional Information.


      The Portfolio may not borrow money, except as a temporary measure for extraordinary or emergency purposes and may not make loans, except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Portfolio may not invest more than 25% of its assets in securities of companies in the same industry.


      For a more complete description, see "Investment Restrictions" in the Statement of Additional Information.

Strategic Transactions and Derivatives

      The Portfolio may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

      Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Portfolio's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk Factors--Strategic Transactions and Derivatives" for more information.

Risk Factors

Foreign Securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income from securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Portfolio may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Company's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Portfolio's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.


Illiquid or restricted securities. The Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions ("restricted securities"). These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities purchased by the Fund, however, may be considered liquid despite resale restrictions, since they can be sold to other qualified institutional buyers under a rule of the Securities and Exchange Commission (Rule 144A). Upon approval from the Fund's Board of Directors, the Adviser may determine which Rule 144A securities will be considered liquid.


Debt Securities. The Portfolio may invest no more than 5% of its total assets in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or below BBB by S&P, commonly referred to as junk bonds. The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The Portfolio may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. The market value of the Portfolio's debt securities may vary inversely with changes in prevailing interest rates.

Strategic Transactions and Derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Portfolio can realize on its investments or cause the Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in the Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Portfolio may use and some of their risks are described more fully in the Portfolio's Statement of Additional Information.


                    Distribution and Performance Information

Dividends and Capital Gains Distributions

      The Portfolio intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of federal excise tax. An additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Dividends and distributions will be invested in additional shares of the Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date.

      Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, which are so designated by the Portfolio are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Dividends and other distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional Portfolio shares.

      Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Portfolio to foreign countries.

Taxes

      The Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, the Portfolio must meet certain income, distribution and diversification requirements. In any year in which the Portfolio qualifies as a regulated investment company and timely distributes all of its taxable income, the Portfolio generally will not pay any U.S. federal income or excise tax.

      The Portfolio sends detailed tax information about the amount and type of its distribution by January 31 of the following year.

      Upon the redemption, sale or other disposition of shares of the Portfolio, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

      The Portfolio will be required to withhold, subject to certain exemptions, at a rate of 31% of all taxable distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. (See also "Transaction Information--Redeeming Shares.")

      Further information relating to U.S. federal tax consequences is contained in the Statement of Additional Information. Portfolio distributions also may be subject to state, local and foreign taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state, local or foreign taxes.

Performance Information

      From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Portfolio's expenses.

                              Company Organization

      The Company was formed on January 2, 1986 as a corporation under the laws of the State of Maryland. The Company is a no-load, open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Company's Adviser and Distributor, as set forth below, decides upon matters of general policy.

      Shareholders have one vote for each share held on matters on which they are entitled to vote. The Company is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

      If the Portfolio does not achieve an asset level of $100 million within a period of three years from commencement of operations, it may be terminated at the Board's discretion.

Investment Adviser


      The Company retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Portfolio's daily investment and business affairs subject to the policies established by the Board of Directors. The Adviser is one of the most experienced investment counsel firms in the U.S. The Adviser was established in 1919 as a partnership and was restructured as a Delaware corporation in 1985. The principal source of the Adviser's income is professional fees received from providing continuing investment advice. The Adviser provides investment counsel for many individuals and institutions, including insurance companies, endowments, industrial corporations and financial and banking organizations. As of December 31, 1996, the Adviser and its affiliates had in excess of $115 billion under their supervision.


      Pursuant to the Investment Advisory Agreement (the "Agreement") with the Company on behalf of the Portfolio, the Adviser regularly provides the Portfolio with investment research, advice and supervision and furnishes continuously an investment program for the Portfolio consistent with its investment objective and policies. The Agreement further provides that the Adviser will pay the compensation and certain expenses of all officers and certain employees of the Company who are affiliated with the Adviser or its affiliates and will make available to the Portfolio such of the Adviser's directors, officers and employees as are reasonably necessary for the Portfolio's operations or as may be duly elected officers or directors of the Company. Under the Agreement, the Adviser also pays the Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Adviser, including the Adviser's employees who serve the Portfolio, may render investment advice, management and other services to others.

      The Portfolio will bear all expenses not specifically assumed by the Adviser, including, among others, the fee payable to the Adviser, the fees of the Directors who are not "affiliated persons" of the Adviser, the expenses of all Directors and the fees and out-of-pocket expenses of the Company's Custodian and the Transfer Agent. For a more detailed description of the expenses to be borne by the Portfolio, see "Investment Adviser" and "Distributor" in the Statement of Additional Information.


      The Portfolio is charged a management fee equal, on an annual basis, to 0.90% of the Portfolio's average daily net assets. Management fees are computed daily and paid monthly. The Adviser has agreed to maintain the total annualized expenses of the Portfolio at no more than 0.95% of the average daily net assets of the Portfolio until July 31, 1997.

Experienced professional management

      Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities. The Adviser has been a leader in international investment management and trading for over 40 years.

      The Institutional International Equity Portfolio is managed by a team of Scudder investment professionals, each of whom plays an important role in the Portfolio's management process. Team members work together to develop investment strategies and select securities for the Portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the U.S. and abroad. Scudder believes its team approach benefits Portfolio investors by bringing together many disciplines and leveraging Scudder's extensive resources.


      Lead Portfolio Manager Carol L. Franklin has responsibility for setting the Portfolio's investment strategy and overseeing security selection for the Portfolio. Ms. Franklin, who has 19 years of experience in finance and investing, joined Scudder in 1981. J. Gregory Garrett, Portfolio Manager, joined Scudder in 1990, and the Portfolio's team in 1997. Mr. Garrett specializes in international client service and international equity management and has over ten years of investment experience.


Transfer Agent

      Scudder Service Corporation, P.O. Box 9242, Boston, Massachusetts 02205, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Portfolio.

Distributor

      Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Company's principal underwriter (the "Distributor"). Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolio. Under the Underwriting Agreement with the Company, the Distributor acts as the principal underwriter and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred by it in connection with the distribution of shares.

Custodian

      Brown Brothers Harriman & Co. is the custodian for the Portfolio.

Accounting Agent

      Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

                             Transaction Information

Purchasing Shares

      There is a $1,000 minimum initial investment in the Portfolio and a minimum account size of $1,000. The minimum subsequent investment for the Portfolio is $1,000. The minimum investment requirement may be waived or lowered for investments effected through banks and other institutions and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Company. Investment minimums may also be waived for Directors and officers of the Company. The Company and the Distributor reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.

      Shares of the Portfolio may be purchased by writing or calling the Transfer Agent. Orders for shares of the Portfolio will be executed at the net asset value per share next determined after an order has become effective. See "Share Price."

      Orders for shares of the Portfolio will become effective at the net asset value per share next determined after receipt by the Transfer Agent of a check drawn on any member of the Federal Reserve System or by the custodian of a bank wire or Federal Reserve wire.

      Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

      By investing in the Portfolio, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and Performance Information--Dividends and Capital Gains Distributions."

Initial Purchase by Wire

      1. Shareholders may open an account by calling toll free from any continental state: 1-800-854-8525. Give the name(s) in which the Portfolio's account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

      2.   Instruct the wiring bank to transmit the specified amount to:
                       State Street Bank and Trust Company
                       Boston, Massachusetts
                       ABA Number 011000028
                       Custody and Shareholder Services Division
                       Attention: Institutional International Equity Portfolio Account (name(s) in which registered)
                       Account Number (as assigned by telephone) and amount invested in the Portfolio

      3.   Complete  a  Purchase  Application.   Indicate  the  services  to  be
used. A completed Purchase Application must be received by the Transfer Agent before the Expedited Redemption Service can be used. Mail the Purchase Application to:
                       Scudder Service Corporation
                       P.O. Box 9242
                       Boston, Massachusetts 02205

Additional Purchases by Wire

      Instruct the wiring bank to transmit the specified amount to State Street Bank and Trust Company with the information stated above.

Additional Purchases by Telephone Order

      Existing shareholders may purchase shares at a certain day's price by calling the Transfer Agent before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Portfolio resulting from this cancellation. The Portfolio may, at its discretion, accept purchase orders of less than $10,000 regardless of the account size or may allow an account to be established through this service.

Initial Purchase by Mail

      1.   Complete a Purchase Application. Indicate the services to be used.

      2. Mail the Purchase Application and check payable to the Institutional International Equity Portfolio to the Transfer Agent at the address set forth above.

Additional Purchases by Mail

      1. Make a check payable to the Institutional International Equity Portfolio. Write the shareholder's Portfolio account number on the check.

      2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the Transfer Agent at the address set forth above.

Redeeming Shares

      Upon receipt by the Transfer Agent of a redemption request in proper form, shares of the Portfolio will be redeemed at its next determined net asset value. See "Share Price." For the shareholder's convenience, the Company has established several different redemption procedures.

      No redemption of shares purchased by check will be permitted until seven business days after those shares have been credited to the shareholder's account.


      The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to make payment of redemption proceeds in whole or in part in readily marketable securities. The Company may suspend the right of redemption during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Portfolio not reasonably practicable.


      The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

      A shareholder's account in the Portfolio remains open for up to one year following complete redemption, and all costs during the period will be borne by the Portfolio.

      The Company reserves the right to redeem upon not less than 30 days' written notice the shares in an account of the Portfolio that has a value of $1,000 or less. Reductions in value that result solely from market activity will not trigger an involuntary redemption. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

      The Company also reserves the right, following 30 days' notice to shareholders, to redeem all shares in accounts without certified Social Security or taxpayer identification numbers. A shareholder may avoid involuntary redemption by providing the Company with a taxpayer identification number during the 30-day notice period.

Redemption by Mail

      1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's Portfolio account number and give Social Security or taxpayer identification number (where applicable).

      2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

      3. If shares to be redeemed have a value of $50,000 or more, the signature(s) must be guaranteed by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange or a foreign branch of any of the foregoing. In addition, signatures may be guaranteed by other Eligible Guarantor Institutions, i.e., other banks, other brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMPsm"). Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

      4. Mail the letter to the Transfer Agent at the address set forth under "Purchasing Shares."

      Checks for redemption proceeds will normally be mailed the day following receipt of the request in proper form, although the Company reserves the right to take up to seven days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

      When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption by Expedited Redemption Service

      If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day the Company and State Street Bank and Trust Company are open for business.

      1. Telephone the request to the Transfer Agent by calling toll free from any continental state: 1-800-854-8525, or

      2. Mail the request to the Transfer Agent at the address set forth under "Purchasing Shares."

      Proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request for the Portfolio is received by the Transfer Agent by the close of regular trading on the Exchange (currently 4:00 p.m. eastern time) on a day the Company and State Street Bank and Trust Company are open for business, the redemption proceeds will be transmitted to the shareholder's bank the following business day. A check for proceeds of less than $1,000 will be mailed to the shareholder's address of record.

      The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Price

      Net asset value per share for the Portfolio is determined by Scudder Fund Accounting Corporation on each day the Exchange is open for trading. The net asset value of shares of the Portfolio is determined at the close of regular trading on the Exchange, which is currently 4:00 p.m. (eastern time). The net asset value per share of the Portfolio is computed by dividing the value of the total assets of the Portfolio, less all liabilities, by the total number of outstanding shares of the Portfolio.


      Trading in securities on European and Far Eastern securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by the Corporation's Board of Directors.


                              Shareholder Benefits

Account Services

      Shareholders will be sent a Statement of Account from the Distributor, as agent of the Company, whenever a share transaction is effected in the accounts. Shareholders can write or call the Company at the address and telephone number on the cover of this Prospectus with any questions relating to their investment in shares of the Portfolio.

Shareholder Services

      The Company offers the following shareholder services. See the Statement of Additional Information for further details about these services or call or write the Company.

      Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in the Portfolio. A monthly summary of accounts can be provided, showing for each account the account number, the month-end share balance and the dividends and distributions paid during the month.

      Shareholder Reports. The fiscal year of the Portfolio ends on December 31 of each year. The Portfolio sends to its shareholders, at least semi-annually, reports showing the investments in the Portfolio and other information (including unaudited financial statements) pertaining to the Portfolio. An annual report, containing financial statements audited by the Portfolio's independent accountants, is sent to shareholders each year.

      Shareholder inquiries should be addressed to Scudder Institutional Fund, Inc., 345 Park Avenue, New York, New York 10154.

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                                       14

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                                       15

                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO
                       INSTITUTIONAL GOVERNMENT PORTFOLIO
                                 345 Park Avenue
                            New York, New York 10154
                                 1-800-854-8525


 Scudder Institutional Fund, Inc. (the "Company") is a professionally managed, no-load, open-end, diversified, management investment company comprised of three money market portfolios that seek to provide investors with as high a level of current income as is consistent with their investment objectives and policies
                 and with preservation of capital and liquidity.






--------------------------------------------------------------------------------



                       Statement of Additional Information


                                   May 1, 1997





--------------------------------------------------------------------------------



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Institutional Fund, Inc. dated May 1, 1997, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                           Page
THE PORTFOLIOS AND THEIR OBJECTIVES...........................................1
         General Investment Objectives and Policies...........................1

         Cash Portfolio.......................................................1

         Tax Free Portfolio...................................................3
         Government Portfolio.................................................4
         Investment Restrictions..............................................4

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES....................................5

PURCHASING SHARES.............................................................6

REDEEMING SHARES..............................................................7

DIVIDENDS.....................................................................7

PERFORMANCE INFORMATION.......................................................7
         Yield................................................................8
         Effective Yield......................................................8
         Average Annual Total Return..........................................8
         Cumulative Total Return..............................................9
         Total Return.........................................................9
         Comparison of Portfolio Performance.................................10

SHAREHOLDER BENEFITS.........................................................10

COMPANY ORGANIZATION.........................................................11

INVESTMENT ADVISER...........................................................11
         Personal Investments by Employees of the Adviser....................13

DISTRIBUTOR..................................................................13

DIRECTORS AND OFFICERS.......................................................14

REMUNERATION.................................................................15
         Responsibilities of the Board--Board and Committee Meetings.........15
         Compensation of Officers and Directors..............................16

TAXES........................................................................17

PORTFOLIO TRANSACTIONS.......................................................18

NET ASSET VALUE..............................................................18

ADDITIONAL INFORMATION.......................................................19
         Experts.............................................................19
         Other Information...................................................19

FINANCIAL STATEMENTS.........................................................20
APPENDIX

                       THE PORTFOLIOS AND THEIR OBJECTIVES
   (See "Investment Objectives and Policies" and "Additional Information About
             Policies and Investments" in the Company's Prospectus)


General Investment Objectives and Policies
      Institutional Cash Portfolio ("Cash Portfolio"), Institutional Tax Free Portfolio ("Tax Free Portfolio") and Institutional Government Portfolio ("Government Portfolio") (collectively, the "Portfolios") are series of Scudder Institutional Fund, Inc. (the "Company"), a no-load, open-end, diversified, management investment company designed to suit the needs of institutions, corporations and fiduciaries. The Portfolios are money market funds that seek to provide investors with as high a level of current income as is consistent with their investment objectives and policies and with preservation of capital and liquidity. Set forth below is a description of the investment objective and policies of each Portfolio. The Tax Free Portfolio seeks to provide current income that is exempt from federal income taxes. The investment objective of a Portfolio cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding shares, as defined in the Investment Company Act of 1940 ( the "1940 Act") and a rule thereunder. There can be no assurance that any of the Portfolios will achieve its investment objective.


      Securities in which the Portfolios invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a net asset value per share of $1.00, but there is no assurance that it will be able to do so.

       The Portfolios' investment adviser is Scudder, Stevens & Clark, Inc., (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."


Cash Portfolio


      The Cash Portfolio seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Portfolio invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

      The bank obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Portfolio limits its investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Portfolio may invest in savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Portfolio limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches) which banks (based upon their most recent annual financial statements) at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; and which obligations, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

      Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Portfolio may not invest more than 10% of the value of its total assets in investments that are not readily marketable including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Portfolio may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or "A-1+" by Standard & Poor's ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"). If a municipal obligation is not rated, the Portfolio may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Portfolio.

      The Portfolio may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

       The Portfolio may invest in U.S. dollar-denominated obligations of foreign banks. There is no limitation on the amount of the Portfolio's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

      Except for obligations of foreign banks and foreign branches of U.S. banks, the Portfolio will not invest in the securities of foreign issuers. Generally, the Portfolio may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

      The commercial paper purchased by the Portfolio is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's, "A-1" or better by S&P or "F-1" by Fitch, (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Board of Directors.


      The Portfolio may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Portfolio may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Portfolio may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Portfolio may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.


      Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

      The Portfolio's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Portfolio's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      All of the securities in which the Portfolio will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Portfolio, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Company determine that such disposal would not be in the best interests of the Portfolio.

      In  addition,  the  Portfolio  may invest in  variable  or  floating  rate
obligations,   obligations  backed  by  bank  letters  of  credit,   when-issued
securities and securities with put features.

Tax Free Portfolio

      The Tax Free Portfolio seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Portfolio invests exclusively in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Portfolio may also invest in certain taxable obligations on a temporary defensive basis, as described below.

      Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

      The Portfolio's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Portfolio's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Portfolio may invest in municipal commercial paper that is rated at the date of purchase "P-1" by Moody's, "A-1" or "A-1+" by S&P or "F-1" by Fitch.

      If a municipal obligation is not rated, the Portfolio may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Portfolio. From time to time the Portfolio may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar type projects; other municipal obligations have issuers located in the same state.

      The floating and variable rate municipal obligations that the Portfolio may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Portfolio an undivided interest in the underlying municipal obligations, usually private activity bonds, in the proportion that the Portfolio's interest bears to the total principal amount of such municipal obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Portfolio may invest in certificates of participation even if the underlying municipal obligations carry stated maturities in excess of one year, if compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "SEC") is met. The income received on certificates of participation constitutes interest from tax-exempt obligations. It is presently contemplated that the Portfolio will not invest more than 20% of its total assets in these certificates.

      The Portfolio may, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities. Under ordinary market conditions, the Portfolio will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Portfolio.

      The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

      All of the securities in which the Portfolio will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Portfolio, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Company determine that such disposal would not be in the best interests of the Portfolio.

      In addition, the Portfolio may enter into repurchase agreements and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Government Portfolio


      The Government Portfolio seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.


      In addition, the Portfolio may invest in variable or floating rate obligations, when-issued securities and securities with put features.

Investment Restrictions

         In connection with its investment objectives and policies as set forth in the Prospectus, the Company has adopted the following investment restrictions, on behalf of each Portfolio, none of which may be changed without the approval of the holders of a majority of a Portfolio's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act").

         As a matter of fundamental policy, the Portfolios may not:

                  (1) Issue senior securities, borrow money or pledge or mortgage the assets of any of its Portfolios. However, each Portfolio may borrow from banks up to 10% of the current value of that Portfolio's total net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Portfolio's total net assets. Purchases of investments by the Portfolio will not be made while any such borrowing exists.

                  (2) Make loans. The purchase or holding of a portion of an issue of publicly distributed debt obligations, the making of deposits with banks, and the entering into repurchase agreements shall not constitute the making of a loan. The Company may also engage in the practice of lending its portfolio securities.

                  (3) Invest an amount equal to 10% or more of the current value of the particular Portfolio's total assets in illiquid securities, restricted securities, investments that do not have readily available market quotations and repurchase agreements maturing in more than seven days.

                  (4) Act as an underwriter of securities. The purchase of a permitted investment directly from the issuer thereof, or from an underwriter for an issuer, and the later disposition of such securities in accordance with a Portfolio's investment program, shall not be deemed an underwriting.

                  (5) Purchase or sell real estate, commodities or commodity contracts. This limitation shall not apply to securities secured by real estate or interests therein or issued by persons who deal in real estate or interests therein.

                  (6) Purchase securities on margin or make short sales of securities. This limitation shall not apply to short-term credits necessary for the clearance of transactions.

                  (7) Write, purchase or sell puts, calls, warrants or any combination thereof, except that the Portfolios may enter into put transactions in order to maintain liquidity, as described under "Additional Permitted Investment Activities".

                  (8) Purchase equity securities or securities convertible into equity securities.

                  (9) Purchase securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public.

                  (10) Purchase any securities that would cause more than 25% of the value of any individual Portfolio's total assets to be invested in securities of issuers in the same industry, except banks as described in paragraph 11. This limitation shall not apply to investments in obligations of the U.S. Government, its agencies or instrumentalities. Notwithstanding the provisions of this paragraph, the Tax Free Portfolio shall not be limited with respect to investments in (i) municipal obligations (not including industrial development and pollution control bonds if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users) or
         (ii) negotiable certificates of deposit or bankers' acceptances that are purchased on a temporary basis or for defensive purposes.

                  (11) The Cash Portfolio may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements), provided that if at some future date adverse economic conditions prevail in the banking industry, the Portfolio, for defensive purposes, may invest temporarily less than 25% of its assets in bank obligations.

         Whenever any investment restriction states a maximum percentage of a Portfolio's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from
fluctuating   asset   values  will  not  be   considered  a  violation  of  such
restrictions.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES
       (See "Additional Information About Policies and Investments" in the
                             Company's Prospectus)


         Municipal Notes. The Tax Free Portfolio and the Cash Portfolio may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

         TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of a municipal issuer's making payments on the TANs.

         BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         Securities of U.S. Government Sponsored Enterprises. The Government Portfolio, Federal Portfolio and Cash Portfolio may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises. These sponsored enterprises include the World Bank, the Inter-American Development Bank and the Asian-American Development Bank. None of the Portfolios intends to invest in securities issued or guaranteed by non-domestic U.S. Government sponsored enterprises.

         Loans of Portfolio Securities. Each Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Portfolio with respect to the loan is maintained by the borrower with that Portfolio in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Portfolios will not enter into any security lending arrangement having a duration of longer than one year. Securities that a Portfolio may receive as collateral will not become part of that Portfolio at the time of the loan. In the event of a default by the borrower, such Portfolio will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which the Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Portfolio will lend securities having a value that exceeds 5% of the current value of its net assets. Loans of securities by a Portfolio will be subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with securities loans and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company or the Adviser. The Portfolios did not lend any of their portfolio securities during 1994 and have no present intention to do so.

                                PURCHASING SHARES
 (See "Transaction Information--Purchasing Shares" in the Company's Prospectus)

         There is a $10 million minimum initial investment in the Company, with a minimum investment in any single Portfolio of $2 million. Subsequent investments may be made in the Portfolios in any amount. Investment minimums may be waived for Directors and officers of the Company and certain other affiliates. The Company and Scudder Investor Services, Inc. (the "Distributor") reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.


         Orders for shares of a Portfolio will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to State Street Bank and Trust Company's (the "Custodian") account with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio on the same day if a bank wire or check is received or converted to federal funds by 12:00 noon for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio. In addition, if investors notify the Company by 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio that they intend to wire federal funds to purchase shares of a Portfolio on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order may be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.


         Shares of any Portfolio may be purchased by writing or calling Scudder Service Corporation, a wholly-owned subsidiary of the Adviser (the "Transfer Agent"). Due to the desire of the Company to afford ease of redemption, certificates will not be issued to indicate ownership in a Portfolio. Orders for shares of a Portfolio will be executed at the net asset value per share next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in a Portfolio, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and Performance Information--Dividends and Capital Gains Distributions" in the Company's Prospectus.

                                REDEEMING SHARES
  (See "Transaction Information--Redeeming Shares" in the Company's Prospectus)


         Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. The Company may suspend the right of redemption with respect to any Portfolio during any period when (i) trading on the New York Stock Exchange (the "Exchange") is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of that Portfolio not reasonably practicable.

         A shareholder's Company account remains open for up to one year following complete redemption and all costs during the period will be borne by the Company. This permits an investor to resume investments.

                                    DIVIDENDS

          (See "Distribution and Performance Information--Dividends and
           Capital Gains Distributions" in the Company's Prospectus.)


         The Company declares dividends on the outstanding shares of each Portfolio from each Portfolio's net investment income at the close of each business day to shareholders of record at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio on the day of declaration. Realized capital gains and losses may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio on that day.


         Investment income for a Portfolio includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

         Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Portfolio forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

         Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                             PERFORMANCE INFORMATION

    (See "Distribution and Performance Information--Performance Information"
                         in the Company's Prospectus.)

         From time to time, quotations of each Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Yield


         The Company makes available various yield information with respect to shares of the Portfolios, including yield and effective yield quotations based upon the seven-day period ended on the date of calculation. The yield for each Portfolio for the seven-day period ended December 31, 1996 was 5.24% for the Cash Portfolio, 3.66% for the Tax Free Portfolio and 5.06% for the Government Portfolio. Each Portfolio's yield may fluctuate daily and does not provide a basis for determining future yields.


         The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the seven-day period and dividing the difference by the value of the account at the beginning of the seven-day period to obtain the seven-day period return. The seven-day period return is then "annualized" by multiplying it by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.

         Current yield for all of the Portfolios will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Portfolios.

Effective Yield

         The effective yield is computed in a similar fashion to the yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                  EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] - 1

         The result of the calculation is carried out to the nearest one hundredth of one percent.


         The effective yield (i.e., on a compound basis, assuming that the daily reinvestment of dividends) for the seven-day period ended December 31, 1996 was 5.37% for the Cash Portfolio, 3.73% for the Tax Free Portfolio and 5.18% for the Government Portfolio, respectively.


         In computing the yield and effective yield, the calculation of net change in account value includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares and less fees that are charged to all shareholder accounts in proportion to the length of the seven-day period. The calculations exclude realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of a Portfolio, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Portfolio's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
                  Where:

     P     =     a hypothetical initial investment of $1,000.
     T     =     Average Annual Total Return.

     n     =     number of years.
     ERV   =     ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


                Average Annual Total Return for periods ended December 31, 1996

                                                                   Life of the
                                 One Year         Five Years        Portfolio

       Government Portfolio                                            (1)
       Cash Portfolio                                                  (2)
       Tax Free Portfolio                                              (3)


       (1) For the period  beginning  June 3, 1986
       (2) For the period  beginning June 18, 1986
       (3) For the period beginning May 12, 1986

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in Portfolio shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
                  Where:

     C      =    Cumulative Total Return.
     P      =    a hypothetical initial investment of $1,000.
     ERV    =    ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


           Cumulative Total Return for periods ended December 31, 1996

                                                                     Life of the
                                   One Year         Five Years        Portfolio

     Government Portfolio             %                 %                 1)
     Cash Portfolio                   %                 %                (2)
     Tax Free Portfolio               %                 %                (3)


     (1) For the period  beginning  June 3, 1986
     (2) For the period  beginning June 18, 1986
     (3) For the period beginning May 12, 1986

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Comparison of Portfolio Performance

         Quotations of each Portfolio's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of a Portfolio. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Portfolio will vary based on changes in market conditions and the level of a Portfolio's expenses.

         From time to time, in marketing and other fund literature, the performance of each of the Portfolios may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper") may be cited. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. For instance, the Portfolios will be compared with funds within Lipper's money market fund category. Rankings may be listed among one or more of the asset-size classes as determined by Lipper.

         Since the assets in all funds are always changing, the Portfolios may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question.

         From time to time, in marketing pieces and other fund literature, the yield of one or more of the Portfolios may be compared to the performance of broad groups of comparable mutual funds, unmanaged indices of comparable securities, bank money market deposit accounts and fixed-rate insured certificates of deposit ("CDs"), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal (NOW) accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit, and the deposit principal is insured by the Federal Deposit Insurance Corporation. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Portfolios. In addition, from time to time the Company may advertise what an initial $10,000 investment in one or more of its portfolios would grow to over a five-year period as compared to other institutional money market funds with similar investment objectives and their related rankings, all as computed by IBC/Donoghue, Inc. Sources for any and all performance information may include, but are not limited to:


         IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


         Bank Rate Monitor, a weekly newsletter, published by the Advertising News Service, Inc., that includes a national index of bank money market rates and yields on CDs and other bank depository instruments of varied maturities for the 100 leading banks and thrifts in the nation's top 10 Census Statistical Metropolitan Areas.

                              SHAREHOLDER BENEFITS

            (See "Shareholders Benefits" in the Company's Prospectus)

         Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in any Fund. In addition to the copy of the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Company. For information on the special monthly summary of accounts, contact the Company.

                              COMPANY ORGANIZATION

            (See "Company Organization" in the Company's Prospectus)

         The Company was formed on January 2, 1986 as a corporation under the laws of the State of Maryland. The authorized capital stock of the Company consists of 25,000,000,000 shares having a par value of $.001 per share, of which 5,000,000,000 shares each have been designated for the Government Portfolio and Cash Portfolio, and 2,000,000,000 shares have been designated for the Tax Free Portfolio and 100,000,000 have been designated for the Institutional International Equity Portfolio. The Company is authorized to issue full and fractional shares in separate series. The Directors have created 28 series, constituting the Government Portfolio, Federal Portfolio, Cash Portfolio, Tax Free Portfolio, Institutional International Equity Portfolio, Institutional Prime Portfolio, Institutional Municipal Income Portfolio, Institutional Intermediate Cash Portfolio, Institutional Bond Index Portfolio, Institutional Cash Plus Portfolio, Institutional Global Equity Portfolio, Institutional Emerging Markets Equity Portfolio, Institutional Global Small Company Equity Portfolio, Institutional Latin America Equity Portfolio, Institutional Japanese Equity Portfolio, Institutional Pacific Basin Equity Portfolio, Institutional Growth and Income Portfolio, Institutional Quality Growth Portfolio, Institutional Value Equity Portfolio, Institutional Small Company Equity Portfolio, Institutional Defensive Limited Volatility Bond
Portfolio, Institutional Intermediate Limited Volatility Bond Portfolio, Institutional Active Value Bond Portfolio, Institutional Long Duration Bond Portfolio, Institutional Mortgage Investment Portfolio, Institutional Global Bond Portfolio, Institutional International Bond Portfolio, and Institutional Emerging Markets Fixed Income Portfolio. The Directors have reserved authority to create, in the future, other series representing shares of additional portfolios.

         On any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted by Portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Portfolio's fundamental investment policies would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of the Investment Advisory Agreements is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio whether or not sufficient votes are received from the shareholders of the other Portfolios to approve the proposal as to those Portfolios. As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Portfolio represents an equal proportional interest in that Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shares of a Portfolio are entitled to receive the assets attributable to that Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

         Shareholders are not entitled to any pre-emptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

                               INVESTMENT ADVISER

  (See "Company Organization--Investment Adviser" in the Company's Prospectus)

         The Company retains Scudder, Stevens & Clark, Inc. (the "Adviser") as investment adviser on behalf of each of the Portfolios pursuant to Investment Advisory Agreements (the "Agreements"). The Adviser is one of the most experienced investment counsel firms in the U.S. It was established in 1919 as a partnership and was restructured as a Delaware corporation in 1985. The principal source of the Adviser's income is professional fees received from providing continuing investment advice, and the firm derives no income from banking, brokerage, or underwriting of securities. The Adviser's wholly-owned subsidiary, Scudder Investor Services, Inc. (the "Distributor"), acts as principal underwriter for shares of registered open-end investment companies. The Adviser provides investment counsel for many individuals and institutions, including insurance companies, endowments, industrial corporations and financial and banking organizations. As of December 31, 1996, the Adviser and its affiliates had in excess of $115 billion under their supervision, approximately two-thirds of which was invested in fixed-income securities.


         The Adviser maintains a research department with more than 50 professionals, which conducts continuous studies of the factors that affect various industries, companies and individual securities in the U.S. as well as abroad. In this work the Adviser utilizes reports, statistics and other investment information from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Portfolios and for other clients of the Adviser. Investment decisions, however, are based primarily on investigations and critical analyses by the Adviser's own research specialists and portfolio managers.

         The Adviser may give advice and take action with respect to any of its other clients, which may differ from advice given or from the time or nature of action taken with respect to a Portfolio of the Company. If these clients and such Portfolio are simultaneously buying or selling a security with a limited market, the price may be adversely affected. In addition, the Adviser may, on behalf of other clients, furnish financial advice or be involved in tender offers or merger proposals relating to companies in which such Portfolio invests. The best interests of any Portfolio may or may not be consistent with the achievement of the objectives of the other persons for whom the Adviser is providing advice or for whom they are acting. Where a possible conflict is apparent, the Adviser will follow whatever course of action is in its judgment in the best interests of the Portfolio. The Adviser may consult independent third persons in reaching its decision.

         Under the Agreements, it is the responsibility of the Adviser, subject to the supervision of the Board of Directors, to manage each such Portfolio's investments in conformity with the stated policies of the Portfolio by providing supervision of its investments, including the acquisition, holding or disposal of securities for the Portfolio, and by effecting purchase and sale orders for securities of the Portfolio. It also furnishes the Portfolio with bookkeeping, accounting and administrative services which are not furnished by the Custodian or Scudder Fund Accounting Corporation, a wholly-owned subsidiary of the Adviser, office space and equipment, and the services of the officers and employees of the Company. The Adviser has authorized any of its managing directors, officers and employees who have been elected as Directors or officers of the Company to serve in the capacities to which they have been elected.


         Total fees paid by the Company to the Adviser for the year ended December 31, 1996 were $______ for the Cash Portfolio, $______ for the Tax Free Portfolio and $_______ for the Government Portfolio. For the year ended December 31, 1996, the Adviser did not impose fees amounting to $_________.

         Total fees paid by the Company to the Adviser for the year ended December 31, 1995 were $104,332 for the Government Portfolio, $476,472 for the Cash Portfolio and $143,025 for the Tax Free Portfolio.

         Total fees paid by the Company to the Adviser for the year ended December 31, 1994 were $272,538 for the Government Portfolio, $580,110 for the Cash Portfolio and $212,854 for the Tax Free Portfolio. See "Investment Adviser" in the Prospectus. For the year ended December 31, 1994, the Adviser reimbursed a portion of expenses amounting to $32,600 for the Tax Free Portfolio.


         Each Portfolio will bear all expenses not specifically assumed by the Adviser under the terms of the Agreements. Such expenses will include without limitation: (a) organization expenses of the Portfolios; (b) clerical salaries;
(c) fees and expenses incurred by the Portfolios in connection with membership in investment company organizations; (d) brokerage and other expenses of executing portfolio transactions; (e) payment for portfolio pricing services to a pricing agent, if any; (f) legal, auditing or accounting expenses; (g) trade association dues; (h) taxes or governmental fees; (i) the fees and expenses of the transfer agent of the Portfolios; (j) the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Portfolios; (k) the expenses and fees for registering and qualifying securities for sale; (l) the fees and expenses of directors of the Company who are not employees or affiliates of the Adviser or any of its affiliates; (m) travel expenses of all officers, directors and employees; (n) insurance premiums; (o) the cost of preparing and distributing reports and notices to shareholders; (p) public and investor relations expenses; or (q) the fees or disbursements of custodians of the Portfolios' assets, including expenses incurred in the performance of any obligations enumerated by the Articles of Incorporation or By-Laws insofar as they govern agreements with any such custodian. No sales or promotional expenses are incurred by the Company, but expenses incurred in complying with laws relating to the issue or sale of the Company's shares are not deemed sales or promotional expenses.


         The Agreements will continue in effect with respect to each Portfolio if specifically approved annually by a majority of the Directors of the Company, including a majority of the Directors who are not parties to such contract or "interested persons" of any such party. Each of the Agreements may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. Each may be amended or modified only if approved by vote of the holders of the majority of the particular Portfolio's outstanding shares as defined in the 1940 Act.


         The Agreements provide that the Adviser is not liable for any act or omission in the course of or in connection with rendering services under the Agreements in the absence of willful misfeasance, bad faith or gross negligence of its obligations or duties.

         The Adviser places orders for the purchase and sale of securities for the Portfolios of the Company. The Company will not deal with the Adviser in any transaction in which the Adviser acts as principal.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolios. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                   DISTRIBUTOR

      (See "Company Organization--Distributor" in the Company's Prospectus)

         Pursuant to a contract with the Company, Scudder Investor Services, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Company's principal underwriter in connection with a continuous offering of shares of the Company. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Company shares. As principal underwriter, it accepts purchase orders for shares of the Company. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Company. After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs.


                             DIRECTORS AND OFFICERS

         The principal occupations of the Directors and executive officers of the Company for the past five years are listed below.

                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Company                Principal Occupation**         Investor Services, Inc.
----------------------              -------                ----------------------         -----------------------

Daniel Pierce (63)+*#               President and          Chairman of the Board and      Vice President, Director
                                    Director               Managing Director of           and Assistant Treasurer
                                                           Scudder, Stevens & Clark,
                                                           Inc.

David S. Lee (63)+*#                Chairman of the        Managing Director of           President, Director and
                                    Board and Director     Scudder, Stevens & Clark,      Assistant Treasurer
                                                           Inc.

Edgar R. Fiedler (67)#              Director               Vice President and Economic       --
50114 Manly                                                Counselor, The Conference
Chapel Hill, NC 27514                                      Board, Inc.

Peter B. Freeman (64)               Director               Corporate Director and           --
100 Alumni Avenue                                          Trustee
Providence, RI  02906

Robert W. Lear (79)                 Director               Executive-in-Residence,          --
429 Silvermine Road                                        Visiting Professor, Columbia
New Canaan, CT  06840                                      University Graduate School
                                                           of Business

Stephen L. Akers+                   Vice President         Managing Director of             --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

K. Sue Cote (35)+                   Vice President         Principal of Scudder,           --
                                                           Stevens & Clark, Inc.

Carol L. Franklin++                 Vice President         Managing Director of             --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

Jerard K. Hartman (64)++            Vice President         Managing Director of            --
                                                           Scudder, Stevens & Clark,
                                                           Inc.

Thomas W. Joseph (57)+              Vice President and     Principal of Scudder,          Vice President,
                                    Assistant Secretary    Stevens & Clark, Inc.          Director, Treasurer and
                                                                                          Assistant Clerk

Kathryn L. Quirk (44)++             Vice President         Managing Director of           Senior Vice President,
                                                           Scudder, Stevens & Clark,      Director and Clerk
                                                           Inc.

                                       14

                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Company                Principal Occupation**         Investor Services, Inc.
----------------------              -------                ----------------------         -----------------------

Thomas F. McDonough (50)+           Vice President and     Principal of Scudder,          Assistant Clerk
                                    Secretary              Stevens & Clark, Inc.

Pamela A. McGrath (43)+             Vice President         Managing Director of            --
                                    and Treasurer          Scudder, Stevens & Clark,
                                                           Inc.


* Messrs. Lee and Pierce are considered by the Company to be persons who are "interested persons" of the Adviser or of the Company (within the meaning of the 1940 Act).
** All the Directors and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#      Messrs. Pierce, Fiedler and Lee are members of the Executive Committee.
+      Address: Two International Place, Boston, Massachusetts
++     Address: 345 Park Avenue, New York, New York

         Directors of the Company not affiliated with the Adviser receive from the Company an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Company, but the Company may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.


         As of April 1, 1997, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of each Portfolio of the Company.

         As of April 1, 1997, the following shareholders held of record, beneficially, or both, more than 5% of the outstanding shares of these
Portfolios:

         Cash Portfolio. Bowen David & Co., Boston, MA 02105-1647, and Scudder, Stevens & Clark, Inc., New York, New York 10154-0004 held of record 71% and 7%, respectively, of the outstanding shares of the Cash Portfolio.

         Tax Free Portfolio. Bowen David & Co., Boston, MA 02105-1647, and Amarillo National Bank, Amarillo, TX 79181-0001 held of record 74% and 8%, respectively, of the outstanding shares of the Tax Free Portfolio.

         Government Portfolio. Bowen David & Co., Boston, MA 02105-1647 held of record 97% of the outstanding shares of the Government Portfolio.

         As of April 1, 1997, no other persons, to the knowledge of management, owned of record or beneficially more than 5% of the outstanding shares of any Portfolio. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Portfolio, such shareholder may be deemed to be a "control person" of that Portfolio for purposes of the 1940 Act.


                                  REMUNERATION


Responsibilities of the Board--Board and Committee Meetings

         The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder, Stevens & Clark, Inc. (The "Advisor"). These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All of the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

         The Independent Directors met five times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above. All of the Independent Directors attended at least 83.3% of all such meetings.

Compensation of Officers and Directors

         The Independent Directors receive compensation of $150 per Portfolio for each Director's meeting attended and each Board Committee meeting attended and an annual Director's fee of $500 for each Portfolio with average daily net assets less than $100 million, and $1,500 for each Portfolio with average daily net assets in excess of $100 million, payable quarterly. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Directors do not receive any employee benefits such as pension, retirement or health insurance.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Directors fee schedules. The following table shows the aggregate compensation received by each Independent Directors during 1996 from the Trust and from all of Scudder funds as a group.


            Name             Scudder Institutional Fund*    All Scudder Funds
            ----             ---------------------------    -----------------
Edgar R. Fiedler, Director**           $________            $108,083 (20 funds)

Peter B. Freeman, Director             $________            $131,734 (33 funds)

Robert W. Lear, Director               $________            $34,049 (11 funds)


* Scudder Institutional Fund, Inc. consists of Institutional Government Portfolio, Institutional Cash Portfolio, Institutional Tax Free Portfolio and Institutional International Equity Portfolio. Institutional International Equity Portfolio commenced operations on April 3, 1996.

** Mr. Fiedler received $22,400 through a deferred compensation program. As of December 31, 1995, Mr. Fiedler had a total of $206,003 accrued in a deferred compensation program for serving on the Board of Directors of the Company.

         Members of the Board of Directors who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                      TAXES
          (See "Distribution and Performance Information--Taxes" in the
                             Company's Prospectus.)

         The Prospectus describes generally the tax treatment of distributions by the Company. This section of the Statement includes additional information concerning federal taxes.

         Qualification by each Portfolio as a regulated investment company under the Internal Revenue Code of 1986 (the "Code") requires, among other things, that (a) at least 90% of the Portfolio's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities; (b) the Portfolio derive less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the Portfolio diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's assets is invested in the securities of any one issuer (other than the U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, each Portfolio will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net taxable investment income (including net short-term capital gains) and at least 90% of the excess of its tax-exempt interest income over attributable expenses earned in each year. In addition, in the case of the Tax Free Portfolio, the Portfolio intends that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from federal income tax, so that the Portfolio will qualify under the Code to pay exempt-interest dividends.

         A 4% nondeductible excise tax will be imposed on a Portfolio (except the Tax Free Portfolio to the extent of its tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by a Portfolio that is subject to tax will be considered to have been distributed by year-end. In addition, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by each Portfolio and received by shareholders on December 31 of the calendar year in which the dividend was declared. Each Portfolio intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Any gain or loss realized upon a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities is generally treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the sale or redemption of shares of a Portfolio held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder. Any loss realized by a shareholder upon the sale or redemption of shares of the Tax Free Portfolio held for six months or less is disallowed to the extent of any exempt-interest dividends received by the shareholder.

         Gains or losses on sales of securities by a Portfolio will generally be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Portfolio acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         Exempt-interest dividends allocable to interest received by the Tax Free Portfolio on certain "private activity" obligations issued after August 7, 1986 will be treated as interest on such obligations and thus will give rise to an item of tax preference that will increase a shareholder's alternative minimum taxable income. Exempt-interest dividends paid to a corporate shareholder by the Tax Free Portfolio (whether or not from interest on private activity bonds) will be taken into account (i) in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings of the corporation over alternative minimum taxable income, (ii) in calculating the environmental tax equal to 0.12% of a corporation's modified alternative minimum taxable income in excess of $2 million, and (iii) in determining the foreign branch profits tax imposed on the effectively connected earnings and profits tax (with adjustments) of U.S. branches of foreign corporations.

         Any loss realized on a sale or exchange of shares of a Portfolio will be disallowed to the extent shares of such Portfolio are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Income from the Federal Portfolio and Tax Free Portfolio may not be exempt from certain state and local taxes.

                             PORTFOLIO TRANSACTIONS

         Subject to the supervision of the Board of Directors, the Adviser is primarily responsible for the Company's investment decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of the Adviser to obtain the most favorable net results, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Adviser will generally seek reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Company through the Distributor, which in turn places orders on behalf of the Company. The Distributor receives no commissions, fees or other remuneration from the Company for this service. Allocation of portfolio transactions by the Distributor is supervised by the Adviser.

         The Company's purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commissions being paid by the Company. Trading, however, does involve transactions costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only for the purpose of seeking for the Company the most favorable net results, including such fees, on a particular transaction. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the Distributor. During the Company's last three fiscal years, the Portfolios paid no brokerage commissions.

         Research and Statistical Information. When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place orders with brokers and dealers who supply market quotations to the fund accounting agent of the Portfolio for valuation purposes, or who supply research, market and statistical information to the Adviser. Except for implementing the policy stated above, there is no intention on the part of the Adviser to place portfolio transactions with particular brokers or dealers or groups thereof, and the Adviser does not place orders with brokers or dealers on the basis that such broker or dealer has or has not sold shares of the Portfolios. Although such research, market and statistical information is useful to the Adviser, it is the Adviser's opinion that such information is only supplementary to its own research efforts, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory contracts with the Portfolios, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. Such information may be useful to the Adviser in providing services to clients other than the Portfolios, and not all such information is used by the Adviser in connection with the Portfolios.

                                 NET ASSET VALUE


                  Net asset value per share for each Portfolio is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share of each Portfolio is determined at 2:00 p.m. for the Tax Free Portfolio and 4:00 p.m. for the Cash Portfolio and Government Portfolio. The net asset value per share of each Portfolio is computed by dividing the value of the total assets of the Portfolio, less all liabilities, by the total number of outstanding shares of the Portfolio. The Exchange is closed on Saturdays, Sundays, and on New Year's Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. Although the Company intends to declare dividends with respect to each of its Money Market Funds on all other days, including Martin Luther King, Jr. Day (the third Monday in January), Columbus Day (the second Monday in October) and Veterans' Day, no redemptions will be made on these three bank holidays nor on any of the Holidays.

         As indicated under "Transaction Information--Share Price" in the Prospectus, each Portfolio uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Portfolio would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Portfolio's portfolio on a particular day, a prospective investor in that Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Portfolio shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of no more than 397 calendar days and invest only in securities determined by the Board of Directors to be of high quality with minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, such Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as appropriate, including the redemption of shares in kind, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights of each Portfolio included in the Prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been audited by Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants, and are included in the Prospectus and this Statement of Additional Information in reliance upon the accompanying report of said firm, which report is given upon their authority as experts in accounting and auditing.

Other Information


         The CUSIP number of the Cash  Portfolio is 811161405.
         The CUSIP number of the Tax Free Portfolio is 811161504. The CUSIP number of the Government Portfolio is 811161207.


         Each Portfolio has a fiscal year end of December 31.

         The law firm of Sullivan & Cromwell is counsel to the Company.


         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Portfolios. Each Portfolio pays SFAC an annual fee equal to 0.020% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended December 31, 1996, the amount charged to the Portfolios by SFAC aggregated $42,445 for the Cash Portfolio, $30,340 for the Tax Free Portfolio and $30,000 for the Government Portfolio, of which $3,669, $2,500 and $2,500, respectively, remained unpaid at December 31, 1996.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Company and as such performs the customary services of a transfer agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Company shares and promptly effecting such orders; (ii) recording purchases of Company shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of each Portfolio of the Company. The Service Corporation applies monthly activity fees for servicing shareholder accounts of the Company and Scudder Fund, Inc., with a minimum fee of 1/12 of $220,000. Until September 30, 1995 the difference between the activity fees charged and the annual $220,000 minimum was allocated among all Portfolios of the Company and all series of Scudder Fund, Inc. based on relative net assets. Effective October 1, 1995 the minimum monthly charge to any Portfolio shall be the pro rata portion of the annual fee, determined by dividing such aggregate fee by the number of Portfolios of the Company and series of Scudder Fund, Inc. An activity fee is charged on a monthly basis for the shareholder accounts serviced. When a Portfolio's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged. For the year ended December 31, 1996, the amount charged to each of the Portfolios by Service Corporation was $23,477, of which $2,292 remained unpaid.


         The Company's Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Company has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Company and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolios of the Company, together with the Report of Independent Accountants, Financial
Highlights and notes to financial statements are incorporated herein by reference in the Annual Report to the Shareholders of the Company dated December 31, 1996 and are hereby deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

         Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa". Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree". Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

         Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+". Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

         Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations".

         S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+".

         Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1".

Municipal Notes

         Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

         S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

         Fitch:   The  highest  ratings  for  state  and  municipal   short-term
obligations are "F-1+," "F-1," and "F-2".

                  INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
                                 345 Park Avenue
                            New York, New York 10154
                                 1-800-854-8525

         Institutional International Equity Portfolio (the "Portfolio")
                is a series of Scudder Institutional Fund, Inc.
(the "Company"), a no-load, open-end, diversified management investment company.

       The Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.





--------------------------------------------------------------------------------




                       Statement of Additional Information


                                   May 1, 1997





--------------------------------------------------------------------------------



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Institutional International Equity Portfolio dated May 1, 1997, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                           Page


THE PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES.............................1
         General Investment Objective and Policies............................1
         Risk Factors.........................................................2
         Investment Restrictions.............................................11

PURCHASING SHARES............................................................13

REDEEMING SHARES.............................................................13

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS....................................13

PERFORMANCE INFORMATION......................................................14
         Average Annual Total Return.........................................14
         Cumulative Total Return.............................................14
         Total Return........................................................15
         Capital Change......................................................15
         Comparison of Portfolio Performance.................................15

SHAREHOLDER BENEFITS.........................................................15

COMPANY ORGANIZATION.........................................................16

INVESTMENT ADVISER...........................................................17
         Personal Investments by Employees of the Adviser....................18

DIRECTORS AND OFFICERS.......................................................18

REMUNERATION.................................................................20
         Responsibilities of the Board--Board and Committee Meetings.........20
         Compensation of Officers and Directors..............................20

DISTRIBUTOR..................................................................21

TAXES........................................................................21

PORTFOLIO TRANSACTIONS.......................................................25
         Brokerage Commissions...............................................25
         Portfolio Turnover..................................................26

NET ASSET VALUE..............................................................26

ADDITIONAL INFORMATION.......................................................27
         Experts.............................................................27
         Other Information...................................................27

FINANCIAL STATEMENTS.........................................................28

APPENDIX

       THE PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES (See "Investment Objective and Policies" and "Additional Information About Policies and
                  Investments" in the Portfolio's Prospectus)


General Investment Objective and Policies

     The investment objective of the Portfolio is to seek long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. These securities are selected primarily to permit the Portfolio to participate in non-United States companies and economies with prospects for growth. The Portfolio invests in companies, wherever organized, which in the judgment of the Portfolio's investment adviser, have their principal activities and interests outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than five different countries. To the extent consistent with the Portfolio's objective of long-term growth of capital, as described above, it is the policy of the Portfolio to provide shareholders with participation in the economies of a number of countries other than the U.S. The Portfolio may invest in securities of companies incorporated in the U.S. and having their principal activities and interests outside of the U.S. The investment objective of the Portfolio is nonfundamental and can be changed without the approval of the holders of a majority of the Portfolio's outstanding shares, as defined in the Investment
Company Act of 1940 (the "1940 Act") and a rule thereunder. There is no assurance that the Portfolio will achieve its investment objective. Except as otherwise indicated, the Portfolio's policies are not fundamental and may be changed without a vote of shareholders.

     The Portfolio generally invests at least 90% of its total assets in equity securities of established companies, listed on recognized exchanges, which the Portfolio's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes have favorable characteristics. The Adviser expects this condition to continue, although the Portfolio may invest in other securities.

     When the Adviser believes that it is appropriate to do so in order to achieve the Portfolio's investment objective of long-term capital growth, the Portfolio may invest up to 10% of its total assets in debt securities. Such debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). In determining the location of the principal activities and interests of a company, the Adviser takes into account such factors as the location of the company's assets, personnel, sales and earnings. In selecting securities for the Portfolio, the Adviser seeks to identify companies whose securities prices do not adequately reflect their established positions in their fields. In analyzing companies for investment, the Adviser ordinarily looks for one or more of the following characteristics: above-average earnings growth per share, high return on invested capital, healthy balance sheets and overall financial strength, strong competitive advantages, strength of management and general operating characteristics which will enable the companies to compete successfully in the marketplace. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.

     The Portfolio may invest in any type of security including, but not limited to shares, preferred or common; bonds and other evidences of indebtedness; and other securities of issuers wherever organized, and not excluding evidences of indebtedness of governments and their political subdivisions. The Portfolio, in view of its investment objective, intends under normal conditions to maintain a portfolio consisting primarily of a diversified list of equity securities.

     When the Adviser determines that exceptional conditions exist abroad, the Portfolio may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S.

     Foreign securities such as those purchased by the Portfolio may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

     From time to time, the Portfolio may be a purchaser of restricted debt or equity securities (i.e., securities which may require registration under the Securities Act of 1933, as amended, or an exemption therefrom, in order to be sold in the ordinary course of business) in a private placement. The Portfolio has undertaken not to purchase or acquire any such securities if, solely as a result of such purchase or acquisition, more than 10% of the value of the Portfolio's total assets would be invested in restricted securities or otherwise illiquid (securities subject to legal restrictions on resales to institutions, or contractual restrictions on resale) and more than 10% of its total assets would be invested in securities that are not readily marketable.

     The Portfolio reserves the right in the future, without prior shareholder approval, to pursue its investment objective by investing all of its investable assets in a separate registered investment company having the same investment objective and substantially similar policies and restrictions as the Portfolio. The new structure (commonly known as "master-feeder") could enable the Portfolio to benefit, directly or indirectly, from certain economies of scale, based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed and that a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets.

Risk Factors

Foreign Securities. The Portfolio is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in securities of a diversified group of companies, wherever organized, which do business primarily outside the U.S., and foreign governments. The Adviser believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Because of the Portfolio's investment policy, the Portfolio is not intended to provide a complete investment program for an investor.

     Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Portfolio's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Portfolio will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Portfolio's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Portfolio seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Portfolio may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies. The market value of the Portfolio's debt securities, and correspondingly the Portfolio's share price, will vary inversely with changes in prevailing interest rates.

Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve the Portfolio's objective of long-term capital growth, the Portfolio may invest up to 10% of its total assets in debt securities including bonds of foreign governments, supranational organizations and private issuers, including bonds denominated in the ECU. Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Portfolio may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The market value of the Portfolio's debt securities may vary inversely with changes in prevailing interest rates.

High Yield/High Risk Bonds. The Portfolio may also purchase, to a limited extent, debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and unrated securities, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the greater their risks. The Portfolio will invest no more than 5% of its total assets in securities rated BB or lower by Moody's or Ba by S&P, and may invest in securities which are rated D by S&P. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

     An economic downturn could disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The trading market for high yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

     Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

     Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

Strategic Transactions and Derivatives. The Portfolio may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Portfolio's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, the Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Portfolio's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

     Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Portfolio can realize on its investments or cause the Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in the Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Portfolio will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Portfolio, and portfolio securities "covering" the amount of the Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Portfolio's limitation on investing no more than 10% of its total assets in illiquid securities.

     If the Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Portfolio's income. The sale of put options can also provide income.

     The Portfolio may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Portfolio must be "covered" (i.e., the Portfolio must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Portfolio will receive the option premium to help protect it against loss, a call sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolio to hold a security or instrument which it might otherwise have sold.

     The Portfolio may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Portfolio will not sell put options if, as a result, more than 50% of the Portfolio's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Portfolio may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

     The Portfolio's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to
10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

     The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Portfolio also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Portfolio may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Portfolio may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

     The Portfolio's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolio, which will generally arise in connection with the purchase or sale of its securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

     The Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Portfolio's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars.

The amount of the commitment or option would not exceed the value of the Portfolio's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Portfolio holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. If the Portfolio enters into a currency hedging transaction, the Portfolio will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Portfolio may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

    The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the
U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

     Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.


     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

     With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

     The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. (See "TAXES.")

Repurchase Agreements. The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

     A repurchase agreement provides a means for the Portfolio to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price upon repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Portfolio, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Investment Restrictions

     In connection with its investment objective and policies as set forth in the Prospectus, the Company has adopted the following investment restrictions, on behalf of the Portfolio, none of which may be changed without the approval of the holders of a majority of the Portfolio's outstanding shares, as defined in the 1940 Act.

     As a matter of fundamental policy, the Portfolio may not:

     (1) with respect to 75% of its total assets, taken at market value, purchase more than 10% of the voting securities of any one issuer, or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies (except that if the Portfolio chooses to participate in the master-feeder structure, as described in the section titled "General Investment Objective and Policies," it may purchase up to 100% of the voting securities of any one issuer and may invest up to 100% of its investment securities in a single issuer without restriction);

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Portfolio maintains asset coverage of 300% for all borrowings;

     (3) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio;

     (4) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (5)  purchase or sell real estate  (except that the Portfolio may invest in
          (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities); and

     (6) purchase or sell physical commodities or contracts relating to physical commodities.

     The Portfolio will not as a matter of nonfundamental policy:

          (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Portfolio may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies (except that if the Portfolio chooses to participate in the master-feeder structure, as described in the section titled "General Investment Objective and Policies," it may invest up to 100% of its investment securities in an investment company without restriction);

          (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

          (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Portfolio or a member, officer, director or trustee of the investment adviser of the Portfolio if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

          (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

          (e) invest more than 10% of its total assets in securities which are not readily marketable or otherwise illiquid, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Portfolio will not invest more than 10% of its total assets in restricted securities;

          (f) other than as may be necessary to participate in a master-feeder arrangement, purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, and in equity securities which are not readily marketable except U.S. Government securities, and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Portfolio in all such issuers to exceed 5% of the total assets of the Portfolio taken at market value;

          (g) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Portfolio's net assets;

          (h) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Portfolio and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Portfolio's total assets; provided, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

          (i) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

          (j) borrow money in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes or borrow other than from banks;

          (k) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Portfolio's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

          (l) invest more than 10% of its total assets in debt securities (including convertible securities) or more than 5% of its total assets in securities rated BB/Ba or below by Moody's or S&P or the equivalent;

          (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Portfolio's total assets at the time the loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Portfolio has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Portfolio's total assets; or

          (n)  purchase or sell real estate limited partnership interests.

     In addition to the foregoing restrictions, it is not the policy of the Portfolio to concentrate its investments in any particular industry and the Portfolio's management does not intend to make acquisitions in particular industries which would increase the percentage of the market value of the Portfolio's assets above 25% for any one industry. The Portfolio may not deviate from such policy without a vote of a majority of the outstanding shares as provided by the 1940 Act.

     Whenever any investment restriction states a maximum percentage of the Portfolio's assets, it is intended that if the percentage limitation is met at the time the action is taken; subsequent percentage changes resulting from
fluctuating   asset   values  will  not  be   considered  a  violation  of  such
restrictions.

                                PURCHASING SHARES
(See "Transaction Information--Purchasing Shares" in the Portfolio's Prospectus)

     There is a $1,000 minimum initial investment in the Portfolio, with a minimum account size of $1,000. The minimum subsequent investment for the Portfolio is $1,000. Investment minimums may be waived for Directors and officers of the Company and certain other affiliates and entities. The Portfolio and Scudder Investor Services, Inc. (the "Distributor") reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.

     Shares of the Portfolio may be purchased by writing or calling Scudder Service Corporation, a subsidiary of the Adviser (the "Transfer Agent"). Due to the desire of the Company to afford ease of redemption, certificates will not be issued to indicate ownership in the Portfolio. Orders for shares of the Portfolio will be executed at the net asset value per share next determined after an order has become effective.

     Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

     By investing in the Portfolio, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and Performance Information--Dividends and Capital Gains Distributions" in the Portfolio's Prospectus.


                                REDEEMING SHARES
 (See "Transaction Information--Redeeming Shares" in the Portfolio's Prospectus)


     Payment of redemption proceeds may be made in securities. The Company may suspend the right of redemption with respect to the Portfolio during any period when (i) trading on the New York Stock Exchange (the "Exchange") is restricted or the Exchange is closed, other than customary weekend and holiday closings,
(ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Portfolio not reasonably practicable.


     A shareholder's account remains open for up to one year following complete redemption and all costs during the period will be borne by the Portfolio. This permits an investor to resume investments.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
          (See "Distribution and Performance Information--Dividends and Capital Gains Distributions" in the Portfolio's Prospectus.)

     The Portfolio intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Portfolio may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Portfolio may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

     If the Portfolio does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Portfolio may be subject to that excise tax. (See "TAXES.") In certain circumstances, the Portfolio may determine that it is in the interest of shareholders to distribute less than the required amount.

     Earnings  and  profits   distributed  to  shareholders  on  redemptions  of
Portfolio shares may be utilized by the Portfolio, to the extent permissible, as part of the Portfolio's dividends paid deduction on its federal tax return.

     The Portfolio intends to distribute its investment company taxable income and any net realized capital gains in December to avoid federal excise tax, although an additional distribution may be made, if necessary.

     Both types of distributions will be made in shares of the Portfolio and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

     Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Portfolio issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION
    (See "Distribution and Performance Information--Performance Information"
                        in the Portfolio's Prospectus.)

     From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

     Average annual total return is the average annual compound rate of return for periods of one year and the life of the Portfolio, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Portfolio's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
       Where:

          P     =  a hypothetical initial investment of $1,000.
          T     =  Average Annual Total Return.
          n     =  number of years.
          ERV   =  ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in Portfolio shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
     Where:

     C      =  Cumulative Total Return.
     P      =  a hypothetical initial investment of $1,000.
     ERV    =  ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


     Cumulative total return for the period April 3, 1996 (commencement of operations) to December 31, 1996 was 4.83%. If the Adviser had not maintained Fund expenses and had imposed a full management fee, total return would have been lower.


Total Return

     Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Capital Change

     Capital  change  measures  the  return  from  invested  capital   including
reinvested capital gains distributed. Capital change does not include the reinvestment of income dividends.

     Quotations of the Portfolio's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of the Portfolio. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses.

Comparison of Portfolio Performance

     Because some or all of the Portfolio's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Portfolio's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Portfolio. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Portfolio invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

     From time to time, in marketing and other portfolio literature, the performance of the Portfolio may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper") may be cited. When Lipper's tracking results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. For instance, the Portfolio will be compared with funds within Lipper's international equity fund category. Rankings may be listed among one or more of the asset-size classes as determined by Lipper.

     Since the assets in all funds are always changing, the Portfolio may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question.

                              SHAREHOLDER BENEFITS
           (See "Shareholders Benefits" in the Portfolio's Prospectus)

     Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in any Portfolio. In addition to the copy of the regular

Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Company. For information on the special monthly summary of accounts, contact the Company.

                              COMPANY ORGANIZATION
           (See "Company Organization" in the Portfolio's Prospectus)


     The Company was formed on January 2, 1986 as a corporation under the laws of the State of Maryland. The authorized capital stock of the Company consists of 25,000,000,000 shares having a par value of $.001 per share, of which 5,000,000,000 shares each have been designated for the Government Portfolio, and Cash Portfolio, 2,000,000,000 shares have been designated for the Tax-Free Portfolio and 100,000,000 have been designated for the Institutional International Equity Portfolio. The Company is authorized to issue full and fractional shares in separate series. The Directors have created 28 series, constituting the Government Portfolio, the Federal Portfolio, Cash Portfolio, Tax-Free Portfolio, Institutional International Equity Portfolio, Institutional Prime Portfolio, Institutional Municipal Income Portfolio, Institutional Intermediate Cash Portfolio, Institutional Bond Index Portfolio, Institutional Cash Plus Portfolio, Institutional Global Equity Portfolio, Institutional Emerging Markets Equity Portfolio, Institutional Global Small Company Equity Portfolio, Institutional Latin America Equity Portfolio, Institutional Japanese Equity Portfolio, Institutional Pacific Basin Equity Portfolio, Institutional Growth and Income Portfolio, Institutional Quality Growth Portfolio, Institutional Value Equity Portfolio, Institutional Small Company Equity Portfolio, Institutional Defensive Limited Volatility Bond Portfolio, Institutional Intermediate Limited Volatility Bond Portfolio, Institutional Active Value Bond Portfolio, Institutional Long Duration Bond Portfolio, Institutional Mortgage Investment Portfolio, Institutional Global Bond Portfolio, Institutional International Bond Portfolio, and Institutional Emerging Markets Fixed Income Portfolio. The Directors have reserved authority to create, in the future, other series representing shares of additional portfolios.


     On any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted by Portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Portfolio's fundamental investment policies would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of the Investment Advisory Agreements is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio whether or not sufficient votes are received from the shareholders of the other Portfolios to approve the proposal as to those Portfolios. As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Portfolio, means the vote of the lesser of (i) 67% or more of the voting securities of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present in person or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Each share of a Portfolio represents an equal proportional interest in that Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shares of a Portfolio are entitled to receive the assets attributable to that Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Shareholders are not entitled to any pre-emptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

                               INVESTMENT ADVISER
 (See "Company Organization--Investment Adviser" in the Portfolio's Prospectus)


     The Company retains Scudder, Stevens & Clark, Inc. (the "Adviser") as investment adviser on behalf of the Portfolio pursuant to an Investment Advisory Agreement (the "Agreement"). The Adviser is one of the most experienced investment counsel firms in the U.S. It was established in 1919 as a partnership and was restructured as a Delaware corporation in 1985. The principal source of the Adviser's income is professional fees received from providing continuing investment advice, and the firm derives no income from banking, brokerage, or underwriting of securities. A subsidiary of the Adviser, Scudder Investor Services, Inc. (the "Distributor"), acts as principal underwriter for shares of registered open-end investment companies. The Adviser provides investment counsel for many individuals and institutions, including insurance companies, endowments, industrial corporations and financial and banking organizations. As of December 31, 1996, the Adviser and its affiliates had in excess of $115 billion under their supervision.


     The Adviser maintains a research department with more than 50 professionals, which conducts continuous studies of the factors that affect various industries, companies and individual securities in the U.S. as well as abroad. In this work the Adviser utilizes reports, statistics and other investment information from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Portfolio and for other clients of the Adviser. Investment decisions, however, are based primarily on investigations and critical analyses by the Adviser's own research specialists and portfolio managers.

     The Adviser may give advice and take action with respect to any of its other clients, which may differ from advice given or from the time or nature of action taken with respect to the Portfolio. If these clients and the Portfolio are simultaneously buying or selling a security with a limited market, the price may be adversely affected. In addition, the Adviser may, on behalf of other clients, furnish financial advice or be involved in tender offers or merger proposals relating to companies in which the Portfolio invests. The best interests of the Portfolio may or may not be consistent with the achievement of the objectives of the other persons for whom the Adviser is providing advice or for whom they are acting. Where a possible conflict is apparent, the Adviser will follow whatever course of action is in its judgment in the best interests of the Portfolio. The Adviser may consult independent third persons in reaching its decision.

     Under the Agreement, it is the responsibility of the Adviser, subject to the supervision of the Board of Directors, to manage the Portfolio's investments in conformity with the stated policies of the Portfolio by providing supervision of its investments, including the acquisition, holding or disposal of securities for the Portfolio, and by effecting purchase and sale orders for securities of the Portfolio. Under the Agreement, the Adviser also furnishes the Portfolio with certain bookkeeping, accounting and certain administrative services which are not furnished by the Custodian or Scudder Fund Accounting Corporation, a subsidiary of the Adviser, office space and equipment, and the services of the officers and employees of the Company. The Adviser has authorized any of its managing directors, officers and employees who have been elected as Directors or officers of the Company to serve in the capacities to which they have been elected.

     The Portfolio will bear all expenses not specifically assumed by the Adviser under the terms of the Agreement. Such expenses will include without limitation: (a) organization expenses of the Portfolio; (b) clerical salaries;
(c) fees and expenses incurred by the Portfolio in connection with membership in investment company organizations; (d) brokerage and other expenses of executing portfolio transactions; (e) payment for portfolio pricing services to a pricing agent, if any; (f) legal, auditing or accounting expenses; (g) trade association dues; (h) taxes or governmental fees; (i) the fees and expenses of the transfer agent of the Portfolio; (j) the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Portfolio; (k) the expenses and fees for registering and qualifying securities for sale; (l) the fees and expenses of directors of the Company who are not employees or affiliates of the Adviser or any of its affiliates; (m) travel expenses of all officers, directors and employees; (n) insurance premiums; (o) the cost of preparing and distributing reports and notices to shareholders; (p) public and investor relations expenses; or (q) the fees or disbursements of custodians of the Portfolio's assets, including expenses incurred in the performance of any obligations enumerated by the Articles of Incorporation or By-Laws insofar as they govern agreements with any such custodian. No sales or promotional expenses are incurred by the Company, but expenses incurred in complying with laws relating to the issue or sale of the Portfolio's shares are not deemed sales or promotional expenses.

     For these services the Portfolio pays the Adviser a fee equal to 0.90% of the Portfolio's average daily net assets. Management fees are computed daily and paid monthly. The Adviser has agreed to maintain the total annualized expenses of the Portfolio at no more than 0.95% of the average daily net assets of the Portfolio until July 31, 1997. For the period April 3, 1996 (commencement of operations) to December 31, 1996, Scudder did not impose any of its fee amounting to $104,861. In addition, Scudder reimbursed expenses amounting to $80,840.


     The Agreement will continue in effect with respect to the Portfolio if specifically approved annually by a majority of the Directors of the Company, including a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. The Agreement may be amended or modified only if approved by vote of the holders of the majority of the Portfolio's outstanding shares as defined in the 1940 Act.

     The Agreement provides that the Adviser is not liable for any act or omission in the course of or in connection with rendering services under the Agreement in the absence of willful misfeasance, bad faith or gross negligence of its obligations or duties.

     The Adviser places orders for the purchase and sale of securities for the Portfolio. The Company will not deal with the Adviser in any transaction in which the Adviser acts as principal.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolio. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS

     The principal occupations of the Directors and executive officers of the Company for the past five years are listed below.

                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Company                Principal Occupation**         Investor Services, Inc.
----------------------              -------                ----------------------         -----------------------


Daniel Pierce (63)+*#               President and          Chairman of the Board and      Vice President, Director
                                    Director               Managing Director of           and Assistant Treasurer
                                                           Scudder, Stevens & Clark,
                                                           Inc.

David S. Lee (63)+*#                Chairman of the        Managing Director of           President, Director and
                                    Board and Director     Scudder, Stevens & Clark,      Assistant Treasurer
                                                           Inc.

Edgar R. Fiedler (68)#              Director               Senior Fellow and Economic        --
50023 Brogden                                              Counselor, The Conference
Chapel Hill, NC 27514                                      Board, Inc.


                                       18


                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Company                Principal Occupation**         Investor Services, Inc.
----------------------              -------                ----------------------         -----------------------

Peter B. Freeman (64)               Director               Corporate Director and           --
100 Alumni Avenue                                          Trustee
Providence, RI  02906

Robert W. Lear (79)                 Director               Executive-in-Residence,          --
429 Silvermine Road                                        Visiting Professor, Columbia
New Canaan, CT  06840                                      University Graduate School
                                                           of Business

Stephen L. Akers+                   Vice President         Managing Director of             --
                                                           Scudder, Stevens & Clark,
                                      Inc.

K. Sue Cote (35)+                   Vice President         Principal of Scudder,           --
                                                           Stevens & Clark, Inc.

Carol L. Franklin++                 Vice President         Managing Director of             --
                                                           Scudder, Stevens & Clark,
                                      Inc.

Jerard K. Hartman (64)++            Vice President         Managing Director of            --
                                                           Scudder, Stevens & Clark,
                                      Inc.

Thomas W. Joseph (57)+              Vice President and     Principal of Scudder,          Vice President,
                                    Assistant Secretary    Stevens & Clark, Inc.          Director, Treasurer and
                                                                                          Assistant Clerk

Kathryn L. Quirk (44)++             Vice President         Managing Director of           Senior Vice President,
                                                           Scudder, Stevens & Clark,      Director and Clerk
                                      Inc.

Thomas F. McDonough (50)+           Vice President and     Principal of Scudder,          Assistant Clerk
                                    Secretary              Stevens & Clark, Inc.

Pamela A. McGrath (43)+             Vice President         Managing Director of            --
                                    and Treasurer          Scudder, Stevens & Clark,
                                      Inc.


* Messrs. Lee and Pierce are considered by the Company to be persons who are "interested persons" of the Adviser or of the Company (within the meaning of the 1940 Act).
** All the Directors and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#        Messrs. Pierce, Fiedler and Lee are members of the Executive Committee.
+        Address:  Two International Place, Boston, Massachusetts
++       Address:  345 Park Avenue, New York, New York

         Directors of the Company not affiliated with the Adviser receive from the Company an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Company, but the Company may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.


     As of April 1, 1997, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of the Portfolio as of the commencement of operations.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

     The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder, Stevens & Clark, Inc. (The "Advisor"). These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

     The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

     All of the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

     The Independent Directors met five times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above. All of the Independent Directors attended at least 83.3% of all such meetings.

Compensation of Officers and Directors

     The Independent Directors receive compensation of $150 per Portfolio for each Director's meeting attended and each Board Committee meeting attended and an annual Director's fee payable quarterly of $500 for each Portfolio with average daily net assets less than $100 million, and $1,500 for each Portfolio with average daily net assets in excess of $100 million. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Directors do not receive any employee benefits such as pension, retirement or health insurance.

     The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Directors fee schedules. The following table shows the aggregate compensation received by each Independent Directors during 1996 from the Trust and from all of Scudder funds as a group.


             Name                 Scudder Institutional Fund*        All Scudder Funds
             ----                 ---------------------------        -----------------
Edgar R. Fiedler, Director**               $________                $108,083 (20 funds)

Peter B. Freeman, Director                 $________                $131,734 (33 funds)

Robert W. Lear, Director                   $________                $34,049 (11 funds)




* Scudder Institutional Fund, Inc. consists of Institutional Government Portfolio, Institutional Cash Portfolio, Institutional Tax-Free Portfolio and Institutional International Equity Portfolio. Institutional International Equity Portfolio commenced operations on April 3, 1996.

** Mr. Fiedler received $______ through a deferred compensation program. As of December 31, 199 , Mr. Fiedler had a total of $______ accrued in a deferred compensation program for serving on the Board of Directors of the Company.


     Members of the Board of Directors who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR
     (See "Company Organization--Distributor" in the Portfolio's Prospectus)

     Pursuant to a contract with the Portfolio, Scudder Investor Services, Inc. (the "Distributor"), a subsidiary of the Adviser, serves as the Company's principal underwriter in connection with a continuous offering of shares of the Portfolio. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Company shares. As principal underwriter, it accepts purchase orders for shares of the Portfolio. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Portfolio. After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs.

                                      TAXES
          (See "Distribution and Performance Information--Taxes" in the
                            Portfolio's Prospectus.)

     The Prospectus describes generally the tax treatment of distributions by the Portfolio. This section of the Statement includes additional information concerning federal taxes.

     The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute. As a regulated investment company, the Portfolio is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

     The Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

     Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Portfolio.

     If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, the Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Portfolio on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Portfolio shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit.

     Distributions   of  investment   company  taxable  income  are  taxable  to
shareholders as ordinary income.

     Dividends from domestic corporations are not expected to comprise a substantial part of the Portfolio's gross income. If any such dividends constitute a portion of the Portfolio's gross income, a portion of the income distributions of the Portfolio may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Portfolio with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Portfolio are deemed to have been held by the Portfolio or the shareholders, as the case may be, for less than 46 days.

     Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Portfolio have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

     Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

     An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if
(i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

     Distributions by the Portfolio result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

     The Portfolio intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to include in gross income (in addition to distributions actually received), their pro rata portion of qualified taxes paid by the Portfolio to foreign countries (which taxes relate primarily to investment income). The Portfolio may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Portfolio at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

     If the Portfolio does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Portfolio, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

     Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Portfolio will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Portfolio upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Portfolio's holding period for the option, and in the case of the exercise of a put option, on the Portfolio's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any stock in the Portfolio's portfolio similar to the stocks on which the index is based. If the Portfolio writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

     Positions of the Portfolio which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Portfolio's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Portfolio.

     Many futures and forward contracts entered into by the Portfolio and listed nonequity options written or purchased by the Portfolio (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of the Portfolio's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Portfolio will be treated as ordinary income or loss.

     Subchapter M of the Code requires the Portfolio to realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. The Portfolio's options, futures and forward transactions may increase the amount of gains realized by the Portfolio that are subject to this 30% limitation. Accordingly, the amount of such transactions that the Portfolio may undertake may be limited.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as
"Section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the Portfolio invests in stock of certain foreign investment companies, the Portfolio may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Portfolio's holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Portfolio's investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders.

     Proposed regulations have been issued which may allow the Portfolio to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Portfolio would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Portfolio's adjusted basis in these shares. No mark to market losses would be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Portfolio may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

     Investments by the Portfolio in original issue discount obligations will result in income to the Portfolio equal to a portion of the excess of the face value of the obligations over issue price (the "original issue discount") each year that the obligations are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a regulated investment company and to avoid federal income and excise taxes. If the Portfolio invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Portfolio by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Portfolio in a written notice to shareholders.

     The Portfolio will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

     Shareholders of the Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio's shares.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

     To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Portfolio through the Distributor which in turn places orders on behalf of the Portfolio with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Portfolio for this service. Allocation of brokerage is supervised by the Adviser.

     The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to the Custodian for appraisal purposes, or who supply research, market and statistical information to the Portfolio. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Portfolio to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Portfolio. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information will be used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

     The Directors intend to review whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.


     In the fiscal year ended December 31, 1996, the Fund paid brokerage commissions of $70,492. For the fiscal year ended December 31, 1996, $63,094 (90%) of the total brokerage commissions paid by the Fund resulted from orders for transactions, placed consistent with the policy of seeking to obtain the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The balance of such brokerage was not allocated to particular broker or dealer with regard to the above-mentioned or other special factors.

Portfolio Turnover


     The Portfolio's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Portfolio and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Portfolio whenever necessary, in management's opinion, to meet the Portfolio's objective. The portfolio turnover rate for the period April 3, 1996 (commencement of operations) to December 31, 1996 was 10.1%.


                                 NET ASSET VALUE

     The net asset value of shares of the Portfolio is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Portfolio, less all liabilities, by the total number of shares outstanding.

     An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

     Debt securities, other than short-term securities, are valued at prices supplied by the Portfolio's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

     An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

     If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

     If, in the opinion of the Company's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Portfolio is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

     Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

     The Financial Highlights of the Portfolio will be included in the Prospectus and the Financial Statement is included in this Statement of Additional Information in reliance on the report of Price Waterhouse LLP, independent accountants, and given upon their authority as experts in accounting and auditing.

Other Information

     The CUSIP number of the Portfolio is 811161-88-4.

     The Portfolio has a fiscal year end of December 31.

     The law firm of Sullivan and Cromwell is counsel to the Company and the law firm of Dechert Price and Rhoads acts as special counsel to the Portfolio.

     Price Waterhouse LLP are the independent accountants for the Portfolio.


     Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Portfolio. The Portfolio pays SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of the next $850 million, and 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the period April 3, 1996 (commencement of operations) to December 31, 1996, the amount charged to the Portfolio by SFAC aggregated $36,458, all of which was unpaid at December 31, 1996.

     Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Portfolio and as such performs the customary services of a transfer agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Portfolio shares and promptly effecting such orders; (ii) recording purchases of Portfolio shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of the Portfolio. The Service Corporation applies a minimum annual charge of $220,000 for servicing all Portfolios of the Company. An activity fee is charged on a monthly basis for the shareholder accounts serviced. The difference between the activity fees charged and the annual $220,000 minimum is allocated among all the Portfolios based on relative net assets. For the period April 3, 1996 (commencement of operations) to December 31, 1996, the amount charged to the Portfolio by SSC aggregated $17,723 of which $2,292 was unpaid at December 31, 1996.


         The Portfolio's Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolio and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

         The Portfolio employs Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, as Custodian.


         Costs of $28,742 incurred by the Portfolio in conjunction with its organization are amortized over the five year period beginning April 3, 1996.

         No Portfolio of the Company shall be liable for the obligations of any other Portfolio of the Company.

                              FINANCIAL STATEMENTS


         The financial statements including the investment portfolios of the Company, together with the Report of Independent Accountants, Financial
Highlights and notes to financial statements are incorporated herein by reference to the Annual Report to the Shareholders of the Company dated December 31, 1996 and are hereby deemed to be part of this Statement of Additional Information.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate bonds.

Ratings of Corporate Bonds

     S&P: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Moody's: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       INSTITUTIONAL GOVERNMENT PORTFOLIO

                          INSTITUTIONAL CASH PORTFOLIO

                        INSTITUTIONAL TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

                                 ANNUAL REPORT

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------


Board of Directors
DAVID S. LEE^(1)                   Chairman of the Board; Managing Director, Scudder, Stevens
                                   & Clark, Inc.

EDGAR R. FIEDLER^(1)^(2)^(3)        Vice President and Economic Counsellor, The Conference Board;
                                   formerly Assistant Secretary of the Treasury for Economic Policy

PETER B. FREEMAN^(2)^(3)            Corporate Director and Trustee

ROBERT W. LEAR^(2)^(3)              Executive-in-Residence and Visiting Professor, Columbia
                                   University Graduate School of Business; Director or Trustee,
                                   Various Organizations

DANIEL PIERCE^(1)                   President; Chairman of the Board, Scudder, Stevens & Clark, Inc.

                                   ^(1)Member of Executive Committee
                                   ^(2)Member of Nominating Committee
                                   ^(3)Member of Audit Committee

--------------------------------------------------------------------------------
Officers

DAVID S. LEE                       Chairman of the Board

DANIEL PIERCE                      President

STEPHEN L. AKERS                   Vice President

K. SUE COTE                        Vice President

CAROL L. FRANKLIN                  Vice President

JERARD K. HARTMAN                  Vice President

KATHRYN L. QUIRK                   Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Secretary

PAMELA A. McGRATH                  Vice President and Treasurer

Dear Shareholder:

Operated exclusively for institutions and their clients, Scudder Institutional Fund, Inc., which includes Institutional Government Portfolio, Institutional Cash Portfolio, and Institutional Tax-Free Portfolio, provided competitive investment results in 1996. These three money market portfolios seek to provide high levels of current income while preserving capital and maintaining liquidity.

All three portfolios seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each portfolio will maintain stable net asset values.) The Institutional Tax-Free Portfolio seeks to provide income exempt from Federal income tax.

Total net assets for Institutional Government Portfolio, Institutional Cash Portfolio, and Institutional Tax-Free Portfolio were $423 million on December 31, compared with $408 million at the start of the year, which does not include the assets of Institutional Federal Portfolio. Institutional Federal Portfolio ceased operations on September 30, 1996. A table showing dividend payments and other financial information for the twelve months ended December 31, 1996, as well as the last five years ended December 31 for each portfolio is on page 16. In addition, please see the following pages for financial statements for the year ended December 31, 1996, as well as a list of each portfolio's investments.

If you have any questions concerning the Scudder Institutional Fund, Inc., please call toll free (800) 854-8525.

                                                                 /s/David S. Lee
                                                                    David S. Lee
                                                                        Chairman

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                              GOVERNMENT PORTFOLIO

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                ----------      -------------      -------------
REPURCHASE AGREEMENTS - 9.1%
Repurchase Agreement with State Street Bank dated
   12/31/96 at 6.0% (proceeds at maturity $4,304,434)
   collateralized by a $4,055,000 U.S. Treasury Bond,
   7.125%, 2/15/23, (Cost $4,303,000) (note 3) ................    1/2/97       $   4,303,000      $   4,303,000
                                                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 91.1%
Federal Home Loan Bank Discount Note ..........................   1/16/97           4,500,000          4,490,213
Federal Home Loan Bank Discount Note ..........................   1/17/97           4,000,000          3,990,738
Federal Home Loan Bank Discount Note ..........................   4/24/97           2,500,000          2,458,959
Federal Home Loan Bank Discount Note ..........................    5/5/97           2,000,000          1,961,629
Federal Home Loan Mortgage Corp. Discount Note ................   1/17/97           5,300,000          5,287,727
Federal National Mortgage Association Discount Note ...........    1/7/97           2,000,000          1,998,267
Federal National Mortgage Association Discount Note ...........    6/5/97           3,000,000          2,933,608
Student Loan Marketing Association, 5.39% .....................  1/14/97*          11,700,000         11,700,000
Student Loan Marketing Association, 5.57% .....................   1/7/97*           8,000,000          8,011,851
                                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $42,832,992) ......................................    42,832,992
                                                                                                    ------------
TOTAL INVESTMENTS - 100.2% (cost $47,135,992)** ..................................................    47,135,992
                                                                                                    ------------
OTHER ASSETS AND LIABILITIES - (0.2%)

Cash .............................................................................................           907
Interest receivable and other assets .............................................................       192,294
Dividend payable .................................................................................      (206,724)
Management fee payable (note 4) ..................................................................        (8,882)
Accrued expenses (note 4) ........................................................................       (83,992)
                                                                                                    ------------
                                                                                                        (106,397)
                                                                                                    ------------
NET ASSETS - 100.0%
Applicable to 47,029,595 shares of $.001 par value Capital Stock outstanding;
   5,000,000,000 shares authorized (note 5) ......................................................  $ 47,029,595
                                                                                                    ============
NET ASSET VALUE PER SHARE ........................................................................     $1.00
                                                                                                        =====

*  Date of next interest rate change.
** Cost for federal income tax purposes.
See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                 CASH PORTFOLIO

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------       -------------       ------------
CERTIFICATES OF DEPOSIT -- 3.7%
Societe Generale, 5.37% (cost $10,000,000) ....................   1/22/97       $  10,000,000       $ 10,000,000
                                                                                                    ------------
COMMERCIAL PAPER -- 62.3%
American Express Credit Corp. .................................    1/7/97          12,000,000         11,989,400
AVCO Financial Services Inc. ..................................   1/21/97          11,000,000         10,967,550
Barclays U.S. Funding Corp. ...................................   1/15/97          12,000,000         11,974,193
Beneficial Corp. ..............................................   9/25/97           5,000,000          4,803,458
Centric Funding Corp. .........................................   1/13/97          10,000,000          9,981,833
Ciesco L.P. ...................................................    1/3/97          15,000,000         14,995,521
CIT Group Holdings, Inc. ......................................   1/23/97          10,000,000          9,967,428
Commerzbank AG ................................................   2/28/97          10,000,000          9,914,772
Dresdner U.S. Finance, Inc. ...................................    1/7/97          10,000,000          9,990,933
General Electric Credit Corp. .................................   1/28/97          10,000,000          9,960,100
Household Finance Corp. .......................................   1/15/97          12,000,000         11,975,173
New Center Asset Trust ........................................   1/14/97          13,000,000         12,974,650
Norfolk Southern Corp. ........................................    1/6/97          10,000,000          9,992,653
Rabobank Nederland N.V. .......................................    1/7/97           8,000,000          7,992,800
Rabobank Nederland N.V. .......................................    6/9/97           5,000,000          4,883,621
Receivables Capital Corp. .....................................    1/8/97           7,252,000          7,244,273
Republic New York Corp. .......................................   1/15/97          10,000,000          9,979,078
                                                                                                    ------------
TOTAL COMMERCIAL PAPER (cost $169,587,436) .......................................................   169,587,436
                                                                                                    ------------
REPURCHASE AGREEMENTS -- 2.2%
State Street Bank dated 12/31/96 at 6.0%
   (proceeds at maturity $5,987,995)
   collateralized by $5,645,000 U.S. Treasury
   Bond, 7.125%, 2/15/23 (cost $5,986,000) (note 3) ...........   1/2/97            5,986,000          5,986,000
                                                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.3%
Federal National Mortgage Association, 5.18% ..................  3/14/97*          15,000,000         15,000,000
Student Loan Marketing Association, 5.39% .....................  1/14/97*          14,000,000         14,000,000
Student Loan Marketing Association, 5.57% .....................   1/7/97*          10,000,000         10,014,813
                                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,014,813) ......................................    39,014,813
                                                                                                    ------------

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                           CASH PORTFOLIO (CONTINUED)

                                                                 MATURITY         PRINCIPAL            VALUE
                                                                   DATE            AMOUNT            (NOTE 2a)
                                                                 --------       -------------       ------------
NOTES -- 16.7%
Bank of America, 5.49% ........................................    5/7/97       $  11,000,000       $ 11,000,000
Bank of America Illinois, 5.7% ................................   5/28/97           2,500,000          2,498,921
Fifth Third Bank, 5.36% .......................................    1/8/97          10,000,000         10,000,009
FCC National Bank, 5.5% .......................................   4/25/97          12,000,000         12,003,470
Pittsburgh National Bank, 5.275% ..............................    1/1/97*         10,000,000          9,995,126
                                                                                                   -------------
TOTAL NOTES (cost $45,497,526) ..................................................................     45,497,526
                                                                                                   -------------
TOTAL INVESTMENTS -- 99.2% (cost $270,085,775)** ................................................    270,085,775
                                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- 0.8%
Cash ............................................................................................            146
Receivable for Portfolio shares sold ............................................................      2,843,195
Interest receivable and other assets ............................................................        779,143
Dividend payable ................................................................................     (1,359,898)
Payable for Portfolio shares redeemed ...........................................................         (1,144)
Management fee payable (note 4) .................................................................        (39,584)
Accrued expenses (note 4) .......................................................................       (137,799)
                                                                                                   -------------
                                                                                                       2,084,059
                                                                                                   -------------
NET ASSETS -- 100.0%
Applicable to 272,169,834 shares of $.001 par value Capital Stock outstanding;
   5,000,000,000 shares authorized (note 5) .....................................................  $ 272,169,834
                                                                                                   =============
NET ASSET VALUE PER SHARE .......................................................................       $1.00
                                                                                                        =====

*  Date of next interest rate change.

** Cost for federal income tax purposes.

See notes to financial statements

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                               TAX-FREE PORTFOLIO

CREDIT                                                                                    PRINCIPAL       VALUE
RATING*    SHORT-TERM MUNICIPAL SECURITIES -- 99.8%                                         AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
           ALASKA
A-1+       Alaska Housing Finance Corp., General Mortgage Revenue, Series 1991-A,
              VRDN, 4.3%, 6/1/26 ......................................................  $  3,000,000  $  3,000,000
MIG-1      Valdez, Alaska, Marine Terminal ARCO Transportation Alaska Inc. Project,
              Series 1994A,  TECP, 3.4%, 3/11/97 ......................................     3,000,000     3,000,000
                                                                                                       ------------
                  TOTAL ALASKA ........................................................                   6,000,000
                                                                                                       ------------
           ARIZONA
A-1        Apache County, Arizona, Industrial Development Revenue, Tucson Electric
              Co., Springerville Project, VRDN, 4.10%, 12/15/18 .......................     2,500,000     2,500,000
A-1+       Apache County, Arizona, Industrial Development Revenue, Tucson Electric
              Co., Springerville Project, Series 1985 A, VRDN, 4.10%, 12/1/20 .........       500,000       500,000
A-1+       Pima County, Arizona, Industrial Development Authority, Tucson Electric
              Power Co., Series 1982 A, VRDN, 4.10%, 7/1/22 ...........................     1,900,000     1,900,000
                                                                                                       ------------
                  TOTAL ARIZONA .......................................................                   4,900,000
                                                                                                       ------------
           CALIFORNIA
P-1        California State General Obligation, TECP, Series 1996, 3.55%, 1/14/97 .....     1,750,000     1,750,000
SP-1+      California State General Obligation, RAN, Series 1996, 4.5%, 6/30/97 .......     1,000,000     1,002,513
SS&C       City of Riverside, California, Countrywood Apartments, Multi-Family
              Revenue, Series 1985D, Weekly Demand Bonds, 4.125%, 5/1/05 ..............     1,500,000     1,500,000
A-1        Lancaster, California, Willows Project Series, Weekly Demand Bonds,
              4.15%, 2/1/05 ...........................................................     1,000,000     1,000,000
MIG-1      Los Angeles County California, TRAN, 4.5%, 6/30/97 .........................     3,000,000     3,010,206
                                                                                                       ------------
                  TOTAL CALIFORNIA ....................................................                   8,262,719
                                                                                                       ------------
           COLORADO
A-1+       Clear Creek County, Colorado, Colorado Counties Financing Program,
              Series 1988, VRDN, 4.05%, 6/1/98 ........................................       205,000       205,000
A-1+       Regional Transportation District, Colorado, Special Passenger Fare
              Revenue Bond, Series 1989 A, VRDN, 4%, 6/1/99 ...........................     2,500,000     2,500,000
                                                                                                       ------------
                  TOTAL COLORADO ......................................................                   2,705,000
                                                                                                       ------------

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                         TAX-FREE PORTFOLIO (CONTINUED)

CREDIT                                                                                     PRINCIPAL      VALUE
RATING*                                                                                     AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
           CONNECTICUT
AAA        Hartford Redevelopment Agency, VRDN, 3.85%, 6/1/20 .........................  $  2,000,000  $  2,000,000
                                                                                                       ------------
           FLORIDA
A-1+       Orlando, Florida, Wastewater System Revenues, Series 1990 A, TECP,
              3.6%, 2/25/97 ...........................................................     1,000,000     1,000,000
A-1        Sarasota County, Florida, Public Hospital District, Sarasota Memorial
              Hospital, Series 1993A, TECP, 3.7%, 2/18/97 .............................     2,500,000     2,500,000
MIG-1      University of Northern Florida, Capital Improvement Revenue, VRDN,
              4.05%, 11/1/24 ..........................................................     2,000,000     2,000,000
                                                                                                       ------------
                  TOTAL FLORIDA .......................................................                   5,500,000
                                                                                                       ------------
           GEORGIA
A-1+       Burke County, Georgia, Pollution Control Revenue, Ogelthorpe Power,
              Vogtle Project, Series 1994-A, VRDN, FGIC Insured, 4%, 1/1/19 ...........     1,000,000     1,000,000
A-1+       DeKalb Private Hospital Authority, Egleston Children's Hospital at Emory
              University, Series 1994 B, VRDN, 4.15%, 3/1/24 ..........................     1,400,000     1,400,000
                                                                                                       ------------
                  TOTAL GEORGIA .......................................................                   2,400,000
                                                                                                       ------------
           ILLINOIS
MIG-1      Illinois Educational Facilities Authority, University Pooled Finance
              Program, VRDN, FGIC Insured, 4.25%, 12/1/05 .............................     1,810,000     1,810,000
                                                                                                       ------------
           KENTUCKY
MIG-1      Mayfield, Kentucky, Multi-City Lease Revenue, Kentucky League of Cities
              Funding Trust, VRDN, Series 1996, 4.3%, 7/1/26 ..........................     1,000,000     1,000,000
                                                                                                       ------------
           LOUISIANA
MIG-1      Louisiana Public Facilities Authority, Hospital Revenue, Willis Knighton
              Medical Center, VRDN, AMBAC Insured, 4.2%, 9/1/25 .......................     3,000,000     3,000,000
                                                                                                       ------------
           MARYLAND
A-1        Anne Arundel County, Maryland, Baltimore Electric & Gas Company, TECP,
              3.6%, 3/5/97 ............................................................     1,200,000     1,200,000
                                                                                                       ------------
           MASSACHUSETTS
SP-1       Massachusetts Bay Transportation Authority, Series B, 4.75%, 9/5/97 ........     1,000,000     1,005,204
                                                                                                       ------------
           MINNESOTA
A-1+       Regents of the University of Minnesota, Series 1996 A, TECP, 3.6%,
              2/10/97 .................................................................     1,000,000     1,000,000
                                                                                                       ------------
           MISSOURI
SP-1+      Missouri HEFA School District, Advance Funding Notes, Series 1996 C,
              Kansas City School District, 4.5%, 9/8/97 ...............................     1,000,000     1,003,959
                                                                                                       ------------

See notes to financial statements.

CREDIT                                                                                     PRINCIPAL      VALUE
RATING*                                                                                     AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
           MONTANA
MIG-1      Montana State General Obligation, Unlimited, TRAN, Series 1996, 4.5%,
              6/27/97 .................................................................  $  2,000,000  $  2,007,806
                                                                                                       ------------
           NEW MEXICO
A-1+       Albuquerque, New Mexico, Gross Receipts/Lodgers Tax, Series 1991, VRDN,
              4.10%, 7/1/22 ...........................................................     2,000,000     2,000,000
P-1        Farmington, New Mexico, Pollution Control Revenue, Arizona Public
              Service Co., Series 1994 B, VRDN, 5%, 9/1/24 ............................       570,000       570,000
                                                                                                       ------------
                  TOTAL NEW MEXICO ....................................................                   2,570,000
                                                                                                       ------------
           NEW YORK
MIG-1      New York City, New York, General Obligation, Series A-4, VRDN,
              5%, 8/1/22 ..............................................................     3,000,000     3,000,000
A-1+       New York City, New York, General Obligation, Series 1994 H-3, TECP, FSA
              Insured, 3.5%,  2/11/97 .................................................       600,000       600,000
                                                                                                       ------------
                  TOTAL NEW YORK ......................................................                   3,600,000
                                                                                                       ------------
           NORTH CAROLINA
MIG-1      North Carolina Medical Care Commission, Carol Woods Project, VRDN,
              5%, 4/1/21 ..............................................................       300,000       300,000
A-1+       North Carolina Municipal Power Agency #1, Catawaba Project, Series
              1996A, TECP, 3.55%, 2/20/97 .............................................     2,000,000     2,000,000
                                                                                                       ------------
                  TOTAL NORTH CAROLINA ................................................                   2,300,000
                                                                                                       ------------
           OHIO
MIG-1      Cuyahoga County, Ohio, Health & Education, University Hospital of
              Cleveland, VRDN, 5%, 1/1/16 .............................................     2,300,000     2,300,000
A-1+       Ohio State University Revenue, General Receipts Bonds, VRDN,
              Series 1986 B, 4.05%, 12/1/06 ...........................................     1,600,000     1,600,000
                                                                                                       ------------
                  TOTAL OHIO ..........................................................                   3,900,000
                                                                                                       ------------
           OREGON
MIG-1      Oregon General Obligation, Series 1973-G, VRDN, 4%, 12/1/18 ................     1,900,000     1,900,000
                                                                                                       ------------
           PENNSYLVANIA
SS&C       Elk County, Pennsylvania, Industrial Development Authority, VRDN,
              3.795%, 3/1/04 ..........................................................     1,000,000     1,000,000
A-1+       Emmaus, General Authority Pennsylvania, Local Government, VRDN,
              4.15%, 3/1/24 ...........................................................     1,000,000     1,000,000
A-1        Emmaus, Pennsylvania, General Authority, Local Government Revenue Bond
              Pool Program, 1989 Series G-5, VRDN, 4.20%, 3/1/24 ......................     1,200,000     1,200,000
A-1+       Emmaus, Pennsylvania, General Authority, Local Government Revenue Bond
              Pool Program, Series 1989 G, VRDN, 4.15%, 3/1/24 ........................     1,500,000     1,500,000
MIG-1      Philadelphia, Pennsylvania, TRAN, 4.5%, 6/30/97 ............................     1,000,000     1,002,606


See notes to financial statements.

SCUDDER INTUTIONAL FUND, INC.
STATEMENT NET ASSETS
DECEMBER 31, 1996

                         TAX-FREE PORTFOLIO (CONTINUED)

CREDIT                                                                                     PRINCIPAL      VALUE
RATING*                                                                                     AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
SP-1       Philadelphia, Pennsylvania, School District, TRAN, Series 1996-1997,
              4.5%, 6/30/97 ...........................................................  $  2,000,000  $  2,004,748
                                                                                                       ------------
                  TOTAL PENNSYLVANIA ..................................................                   7,707,354
                                                                                                       ------------
           SOUTH CAROLINA
MIG-1      South Carolina Jobs-Economic Development Authority, Franciscan Sisters
              of the Poor, St. Francis Hospital, VRDN, 4.95%, 7/1/22 ..................     1,900,000     1,900,000
                                                                                                       ------------
           TENNESSEE
MIG-1      Clarksville, Tennessee, Public Building Authority, Pooled Financing,
              Series 1990, VRDN, MBIA Insured, 4.0%, 7/1/13 ...........................     2,785,000     2,785,000
MIG-1      Franklin, Tennessee, Industrial Development Revenue, Franklin Oaks
              Apartments, VRDN, 4.25%, 12/1/07 ........................................     2,000,000     2,000,000
A-1+       Metropolitan Nashville Airport Authority, Tennessee, VRDN, 4.95%,
              10/1/12 .................................................................       900,000       900,000
                                                                                                       ------------
                  TOTAL TENNESSEE .....................................................                   5,685,000
                                                                                                       ------------
           TEXAS
P-1        Angelina & Neches River Authority, Solid Waste Disposal, VRDN, Series
              1984 B, 5%, 5/1/14 ......................................................     1,000,000     1,000,000
MIG-1      Angelina & Neches River Authority, IDC, Solid Waste Disposal, Series
              1984 D, VRDN, 5%, 5/1/14 ................................................       900,000       900,000
A-1+       Austin, Texas, Utility Systems Revenue, TECP, 3.4%, 3/18/97 ................     3,000,000     3,000,000
P-1        Grapevine, Texas, Industrial Development Authority Corp., VRDN, 4.95%,
              12/1/24 .................................................................       300,000       300,000
A-1+       Harris County Children's Hospital, VRDN, 4.0%, 8/1/20 ......................     1,000,000     1,000,000
MIG-1      Harris County, Texas, TAN, Series 1996, 4.5%, 2/28/97 ......................     1,000,000     1,001,150
MIG-1      Lone Star, Texas, Airport Improvement Authority, Series A-4, VRDN,
              4.95%, 12/1/14 ..........................................................       400,000       400,000
A-1+       San Antonio, Texas, Electric & Gas City Public Services, Series 1995 A,
              TECP, 3.5%, 1/28/97 .....................................................     3,000,000     3,000,000
P-1        San Antonio, Texas, Electric & Gas City Public Services, Series 1988 A,
              TECP, 3.45%, 3/10/97 ....................................................     1,500,000     1,500,000
A-1+       San Antonio, Texas, Water System Revenue, Series 1995, TECP, 3.6%,
              2/7/97 ..................................................................     1,500,000     1,500,000
MIG-1      Texas, TRAN, Series 1996, 4.75%, 8/29/97 ...................................     1,000,000     1,005,202
SP-1+      Texas, TRAN, Series 1996, 4.75%, 8/29/97 ...................................     3,000,000     3,015,620
                                                                                                       ------------
                  TOTAL TEXAS .........................................................                  17,621,972
                                                                                                       ------------

See notes to financial statements.

CREDIT                                                                                     PRINCIPAL      VALUE
RATING*                                                                                     AMOUNT      (NOTE 2a)
-------                                                                                  ------------  ------------
           VERMONT
SS&C       Vermont Industrial Development Authority, Mount Snow, Limited
              Series 1904, VRDN, 3.795%, 4/1/99 .......................................  $    630,000  $    630,000
MIG-1      Vermont Student Assistance Corporation, VRDN, 3.65%, 1/1/04 ................     2,700,000     2,700,000
                                                                                                       ------------
                  TOTAL VERMONT .......................................................                   3,330,000
                                                                                                       ------------
           WASHINGTON
A-1+       State of Washington, Various Purpose General Obligation, Series 96B,
              VRDN, 4%, 6/1/20 ........................................................     2,400,000     2,400,000
MIG-1      Washington Healthcare Facilities Authority Revenue, Fred Hutchinson
              Cancer Center, VRDN, Series 1996, 5.25%, 1/1/23 .........................       300,000       300,000
A-1        Washington Public Power Supply System, Nuclear Project #1, 1993
              Series 1A-1, VRDN, 4.10%, 7/1/17 ........................................     4,800,000     4,800,000
MIG-1      Washington Public Power Supply System, Projects #1 and #3, Refunding
              Revenue, Series 1993-1A1, VRDN, 4.10%, 7/1/18 ...........................     1,475,000     1,475,000
                                                                                                       ------------
                  TOTAL WASHINGTON ....................................................                   8,975,000
                                                                                                       ------------
           WISCONSIN
AAA        Wausau, Wisconsin, Pollution Control Revenue, Minnesota Mining and
              Manufacturing, Series 1982, VRDN, 4.22%, 8/1/17 .........................       500,000       500,000
                                                                                                       ------------
           TOTAL INVESTMENTS (Cost $103,784,014)** ....................................                 103,784,014
                                                                                                       ------------

OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets ..................................................                     594,597
Receivable for investments sold .......................................................                     100,000
Due to custodian bank .................................................................                     (37,618)
Dividend payable ......................................................................                    (300,570)
Management fee payable (note 4) .......................................................                     (13,255)
Accrued expenses (note 4) .............................................................                    (103,055)
                                                                                                       ------------
                                                                                                            240,099
                                                                                                       ------------

NET ASSETS -- 100.0%
Applicable to 104,024,113 shares of $.001 par value Capital Stock outstanding;
   2,000,000,000 shares authorized (note 5) ...........................................                $104,024,113
                                                                                                       ============
NET ASSET VALUE PER SHARE .............................................................                    $1.00
                                                                                                           =====

** Cost for federal income tax purposes.

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
TAX-FREE PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
* CREDIT RATINGS (UNAUDITED) SHOWN ARE EITHER BY MOODY'S INVESTORS SERVICE, INC., STANDARD & POOR'S CORPORATION OR SCUDDER:

MOODY'S        STANDARD & POOR'S

P-1            A-1/A-1+          Commercial paper of the highest quality.

MIG-1/MIG-1+   SP-1/SP-1+        Short-term tax-exempt instrument of the best
                                 quality with strong protection.

VMIG-1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

ABBREVIATIONS USED IN THE STATEMENT:

TECP        Tax Exempt Commercial Paper

TAN         Tax Anticipation Note

SS&C These securities are not rated by either Moody's or Standard & Poor's. Scudder has determined that these securities are of comparable quality to rated acceptable notes on a cash flow basis and are of appropriate credit for the standards required by the Fund's investment objective.

VRDN        Variable Rate Demand Note

TRAN        Tax Revenue Anticipation Note

RAN         Revenue Anticipation Note

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996


                                                                    GOVERNMENT       CASH       TAX-FREE
                                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                  ------------ ------------- ------------
INVESTMENT INCOME:
Interest Income ...............................................   $  3,458,695 $  15,518,054 $  3,518,859
                                                                  ------------ ------------- ------------

EXPENSES (note 2c):
Management fee (note 4) .......................................         96,302       430,252      149,789
Shareholder services (note 4) .................................         27,640        26,666       24,808
Directors' fees and expenses (note 4) .........................          9,389        12,530       10,324
Custodian and accounting fees (note 4) ........................         44,726        69,392       61,584
Professional services .........................................          7,906        43,360       14,166
Reports to shareholders .......................................          1,900         6,096        8,192
Registration fees .............................................          2,839         3,604        3,114
Miscellaneous .................................................         12,739        15,342        5,346
                                                                  ------------ ------------- ------------
   Net expenses ...............................................        203,441       607,242      277,323
                                                                  ------------ ------------- ------------
NET INVESTMENT INCOME AND INCREASE IN NET
   ASSETS FROM OPERATIONS .....................................   $  3,255,254 $  14,910,812 $  3,241,536
                                                                  ============ ============= ============

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                 GOVERNMENT PORTFOLIO
                                           -------------------------------
                                                1996              1995
                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase in
      net assets from operations ......... $    3,255,254   $    3,796,930
   Dividends (notes 2b and 2d) ...........     (3,255,254)      (3,796,930)
                                           --------------   --------------
                                                       --               --
                                           --------------   --------------
CAPITAL STOCK TRANSACTIONS (note 5):
   Proceeds from sales of shares .........    264,453,259      432,240,116
   Net asset value of shares issued in
      reinvestment of dividends ..........        974,278        1,131,510
                                           --------------   --------------
                                              265,427,537      433,371,626
   Cost of shares redeemed ...............   (298,316,303)    (471,317,385)
                                           --------------   --------------
   Increase (decrease) in net assets
      from capital stock transactions ....    (32,888,766)     (37,945,759)
                                           --------------   --------------
Total increase (decrease) in net assets ..    (32,888,766)     (37,945,759)

NET ASSETS:
   Beginning of period ...................     79,918,361      117,864,120
                                           --------------   --------------
   End of period ......................... $   47,029,595       79,918,361
                                           ==============       ==========

See notes to financial statements.

                                                    CASH PORTFOLIO                   TAX-FREE PORTFOLIO
                                           -------------------------------    -------------------------------
                                                1996              1995             1996              1995
                                           --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income and increase in
      net assets from operations ......... $   14,910,812   $   18,218,019    $    3,241,536  $     3,440,240
   Dividends (notes 2b and 2d) ...........    (14,910,812)     (18,218,019)       (3,241,536)      (3,440,240)
                                           --------------   --------------    --------------  ---------------
                                                       --               --                --               --
                                           --------------   --------------    --------------  ---------------
Capital Stock Transactions (note 5):
   Proceeds from sales of shares .........    752,470,938      924,578,235       323,081,752      522,266,284
   Net asset value of shares issued in
      reinvestment of dividends ..........      4,463,405        6,908,170           390,286          907,361
                                           --------------   --------------    --------------  ---------------
                                              756,934,343      931,486,405       323,472,038      523,173,645
   Cost of shares redeemed ...............   (734,192,638)    (953,063,076)     (298,497,238)    (611,981,728)
                                           --------------   --------------    --------------  ---------------
   Increase (decrease) in net assets
      from capital stock transactions ....     22,741,705      (21,576,671)       24,974,800      (88,808,083)
                                           --------------   --------------    --------------  ---------------
Total increase (decrease) in net assets ..     22,741,705      (21,576,671)       24,974,800      (88,808,083)

NET ASSETS:
   Beginning of period ...................    249,428,129      271,004,800        79,049,313      167,857,396
                                           --------------   --------------    --------------  ---------------
   End of period ......................... $  272,169,834   $  249,428,129    $  104,024,113  $    79,049,313
                                           ==============   ==============    ==============  ===============

See notes to financial statements.

SCUDDER INSTITUTIONAL FUND, INC.
FINANCIAL HIGHLIGHTS
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                   RATIO OF     RATIO OF NET
                                                                                   OPERATING     INVESTMENT
                                 NET ASSET                      NET ASSET          EXPENSES        INCOME     NET ASSETS
                                 VALUE, AT     NET              VALUE, AT          TO AVERAGE    TO AVERAGE    END OF
                                 BEGINNING INVESTMENT DIVIDENDS    END     TOTAL     DAILY         DAILY      PERIOD
            PERIOD               OF PERIOD   INCOME     PAID    OF PERIOD  RETURN   NET ASSETS   NET ASSETS  (MILLIONS)
---------------------------      --------- ---------- --------- ---------  ------  -----------  ------------ -----------
GOVERNMENT PORTFOLIO
   Year ended 12/31/96 ........   $ 1.00     $ .051   $ (.051)  $  1.00    5.17%      0.32%         5.06%       $47
   Year ended 12/31/95 ........     1.00       .055     (.055)     1.00    5.60       0.39          5.46         80
   Year ended 12/31/94 ........     1.00       .040     (.040)     1.00    4.09       0.28          3.89        118
   Year ended 12/31/93 ........     1.00       .030     (.030)     1.00    3.01       0.26          2.97        196
   Year ended 12/31/92 ........     1.00       .037     (.037)     1.00    3.74       0.24          3.69        247

CASH PORTFOLIO
   Year ended 12/31/96 ........     1.00       .052     (.052)     1.00    5.33       0.21          5.21        272
   Year ended 12/31/95 ........     1.00       .057     (.057)     1.00    5.88       0.25          5.73        249
   Year ended 12/31/94 ........     1.00       .041     (.041)     1.00    4.13       0.24          3.94        271
   Year ended 12/31/93 ........     1.00       .031     (.031)     1.00    3.16       0.22          3.12        468
   Year ended 12/31/92 ........     1.00       .038     (.038)     1.00    3.88       0.25          3.66        662

TAX-FREE PORTFOLIO
   Year ended 12/31/96 ........     1.00       .032     (.032)     1.00    3.29       0.28          3.25        104
   Year ended 12/31/95 ........     1.00       .036     (.036)     1.00    3.69       0.35          3.61         79
   Year ended 12/31/94(a)(b) ..     1.00       .027     (.027)     1.00    2.74       0.27          2.73        168
   Year ended 12/31/93 ........     1.00       .023     (.023)     1.00    2.32       0.29          2.30        125
   Year ended 12/31/92 ........     1.00       .029     (.029)     1.00    2.92       0.31          2.82         96

(a) The annualized operating expense ratio including expenses, reimbursed management fee, and other expenses not imposed would have been 0.29% for the year ended December 31, 1994 for the Tax-Free Portfolio.

(b) Total returns are higher, for the period indicated, due to the maintenance of the Portfolio's expenses.

SCUDDER INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Scudder Institutional Fund, Inc. (the "Fund") is an open-end diversified management investment company which currently has three active money market investment portfolios: the Government Portfolio, Cash Portfolio and Tax-Free Portfolio (collectively the "Portfolios"). The Federal Portfolio ceased operations on September 30, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies followed by the Fund are:

     (a) Security Valuation-Each of the Portfolios values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant rate of amortization to maturity of any premium or discount. This method results in a value approximating market.

     (b) Federal Income Taxes-The Fund intends to qualify each Portfolio as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all of its taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

     (c) Allocation of Expenses-Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

     (d) Dividends-Dividends from net investment income are declared each business day to shareholders of record that day and paid on the first business day of the following month.

     (e) Other-Investment transactions are recorded on trade date. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

3. REPURCHASE AGREEMENTS

     It is the Fund's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Company. Payment by the Fund in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Fund's custodian. The Fund's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Fund's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, the investment manager will ask for additional securities to be delivered to the Fund's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment advisory agreements between Scudder, Stevens & Clark, Inc. ("Scudder"), the Fund's investment manager, and the Fund on behalf of each Portfolio provide for a management fee payable each month, based upon the average daily value of each Portfolio's net assets, at annual rates of 0.15%.

     Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Portfolio's shareholders service, transfer and dividend disbursing agent. For the year ended December 31, 1996, the amount charged to each of the Portfolios by SSC was $23,477, of which $2,292, remains unpaid.

SCUDDER INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Portfolios. For the year ended December 31, 1996, the amount charged to the Portfolios by SFAC was $30,000 for the Government Portfolio, $42,445 for the Cash Portfolio, and $30,340 for the Tax-Free Portfolio, of which $2,500, $3,669, and $2,500, respectively, remain unpaid at December 31, 1996.

     The Fund has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to all active Portfolios comprising the Fund aggregates $189,254 an applicable portion of which is included in accrued expenses of each of the Portfolios.

5. CAPITAL STOCK

     At December 31, 1996, the Fund had 25,000,000,000 shares of $.001 par value capital stock authorized, of which 5,000,000,000 shares each have been designated for the Government Portfolio and Cash Portfolio, and 2,000,000,000 shares have been designated for the Tax-Free Portfolio. Net paid in capital in excess of par value was $46,982,565 for the Government Portfolio, $271,897,664 for the Cash Portfolio and $103,920,089 for the Tax-Free Portfolio. At December 31, 1996, one holder of record of the Government Portfolio held approximately 99% of the outstanding shares; one holder of the Cash Portfolio held approximately 75% of the outstanding shares; and one holder of the Tax-Free Portfolio held approximately 79% of the outstanding shares.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of SCUDDER INSTITUTIONAL FUND, INC.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Government Portfolio, Institutional Cash Portfolio, and Institutional Tax-Free Portfolio (each a separate Portfolio of Scudder Institutional Fund, Inc., hereafter referred to as the "Fund") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
February 19, 1997

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1996 DIVIDENDS (UNAUDITED)

     The total amount of dividends declared in 1996 by both the Government Portfolio and Cash Portfolio of Scudder Institutional Fund, Inc. is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

     All of the dividends from the Tax-Free Portfolio declared in 1996 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1996 Federal income tax return.

     Although dividend income from the Tax-Free Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

--------------------------------------------------------------------------------

                       Institutional Government Portfolio

                          Institutional Cash Portfolio

                        Institutional Tax-Free Portfolio

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

Investment Manager
Scudder, Stevens & Clark, Inc.
345 Park Avenue
New York, New York 10154

Distributor
Scudder Investor Services, Inc.
Two International Place
Boston, Massachusetts 02110

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Fund Accounting Agent
Scudder Fund Accounting Corporation
Two International Place
Boston, Massachusetts 02110

Transfer Agent and
Dividend Disbursing Agent
Scudder Service Corporation
P.O. Box 9242
Boston, Massachusetts 02205

Legal Counsel
Sullivan & Cromwell
New York, New York

--------------------------------------------------------------------------------

The Portfolios are neither insured nor guaranteed by the U.S. Government. Each Portfolio intends to maintain a net asset value per share of $1.00 but there is no assurance that it will be able to do so.

This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.

                          BARRETT INTERNATIONAL SHARES
--------------------------------------------------------------------------------


                                 ANNUAL REPORT
                               DECEMBER 31, 1996
--------------------------------------------------------------------------------


Board of Directors

DAVID S. LEE^(1)                   Chairman of the Board; Managing Director, Scudder, Stevens
                                   & Clark, Inc.

EDGAR R. FIEDLER^(1)^(2)^(3)       Vice President and Economic Counsellor, The Conference Board;
                                   formerly Assistant Secretary of the Treasury for Economic Policy

PETER B. FREEMAN^(2)^(3)           Corporate Director and Trustee

ROBERT W. LEAR^(2)^(3)             Executive-in-Residence and Visiting Professor, Columbia
                                   University Graduate School of Business; Director or Trustee,
                                   Various Organizations

DANIEL PIERCE^(1)                  President; Chairman of the Board, Scudder, Stevens & Clark, Inc.

                                   ^(1)Member of Executive Committee
                                   ^(2)Member of Nominating Committee
                                   ^(3)Member of Audit Committee

--------------------------------------------------------------------------------
Officers

DAVID S. LEE                        Chairman of the Board

DANIEL PIERCE                       President

STEPHEN L. AKERS                    Vice President

K. SUE COTE                         Vice President

CAROL L. FRANKLIN                   Vice President

JERARD K. HARTMAN                   Vice President

KATHRYN L. QUIRK                    Vice President

THOMAS W. JOSEPH                    Vice President and Assistant Secretary

THOMAS F. McDONOUGH                 Vice President and Secretary

PAMELA A. McGRATH                   Vice President and Treasurer

Dear Shareholder:

     We are pleased to provide you with the first annual report for the Institutional International Equity Portfolio (the "Portfolio"). The Portfolio is currently comprised of a single class of shares ("Barrett International
Shares"). The report covers the period from when the Portfolio commenced operations on April 3, 1996, through December 31, 1996.

     Since the Portfolio has been in operation, the Portfolio has provided a positive total return of 4.93%, reflecting in part a generally positive market environment for international equities. Going forward, the Portfolio will continue to seek to provide long-term growth of capital by investing principally in the equity securities of companies which do business primarily outside of the United States. The management discussion which follows outlines key elements of the current market environment and Portfolio strategy.

     Thank you for your investment in the Portfolio. If you have any questions about the Portfolio, please call us at (800) 854-8525.

                                                                 /s/David S. Lee
                                                                    David S. Lee
                                                                        Chairman

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO/BARRETT INTERNATIONAL SHARES PERFORMANCE UPDATE
DECEMBER 31, 1996

--------------------------------------------
INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------
                      Total Return
Period    Growth   ------------------
Ended       of                Average
12/31/96  $10,000  Cumulative  Annual
--------------------------------------
Life of
 Fund*   $10,493     4.93%      --
--------------------------------------
MSCI EAFE & CANADA INDEX
--------------------------------------
                      Total Return
Period    Growth   ------------------
Ended       of                Average
12/31/96  $10,000  Cumulative  Annual
--------------------------------------
Life of
 Fund*   $10,076     0.76%      --
--------------------------------------
*The Portfolio commenced operations on
April 3, 1996. Index comparisons begin
April 30, 1996.

-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
Year            Amount
----------------------
4/96*          $10,000
5/96           $ 9,951
6/96           $10,066
7/96           $ 9,671
8/96           $ 9,778
9/96           $ 9,934
10/96          $ 9,893
11/96          $10,272
12/96          $10,372

MSCI EAFE & CANADA INDEX
Year            Amount
----------------------
4/96*          $10,000
5/96           $ 9,829
6/96           $ 9,872
7/96           $ 9,583
8/96           $ 9,619
9/96           $ 9,880
10/96          $ 9,814
11/96          $10,218
12/96          $10,076

The Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume dividends reinvested net of withholding tax and, unlike Portfolio returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

PERIOD ENDED DECEMBER 31


                       1996*
                     -------------------------
NET ASSET VALUE...   $12.48
INCOME DIVIDENDS..   $  .11
FUND TOTAL
RETURN (%)........     4.93
INDEX TOTAL
RETURN (%)........      .76


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Manager had not maintained the Portfolio's expenses, total return for the life of the Portfolio would have been lower.

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO/BARRETT INTERNATIONAL SHARES PORTFOLIO SUMMARY
DECEMBER 31, 1996
-------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
COUNTRY/REGION (Excludes Cash Equivalents of 10%)
---------------------------------------------------------------------------
Japan                      21%
Emerging Markets           20%
Germany                    15%
United Kingdom             11%
Switzerland                 8%
France                      8%
Sweden                      5%
Netherlands                 5%
Italy                       3%
Other                       4%
                          ----
                          100%
                          ====

A graph in the form of a pie chart appears here,
illustrating the exact data points in the above table.
--------------------------------------------------------------------------
SECTORS (Excludes Cash Equivalents of 10%)
--------------------------------------------------------------------------
Manufacturing                     24%
Financial                         11%
Service Industries                 8%
Consumer Discretionary             7%
Metals & Minerals                  6%
Communications                     6%
Technology                         6%
Energy                             6%
Utilities                          6%
Other                             20%
                                -----
                                 100%
                                 ====

A graph in the form of a pie chart appears here,
illustrating the exact data points in the above table.
-----------------------------------------------------------------------
10 LARGEST EQUITY HOLDINGS (13% of Portfolio)
-----------------------------------------------------------------------
1.   HOESCHT AG
     Chemical producer in Germany

2.   HENNES & MAURITZ AB
     Clothing and cosmetics retailer throughout Europe

3.   MANNESMANN AG
     Diversified construction and technology company in Germany

4.   BASF AG
     Leading international chemical producer in Germany

5.   BAYER AG
     Leading chemical producer in Germany

6.   CARLTON COMMUNICATIONS PLC
     Television post production products and services in the United Kingdom

7.   NOVARTIS AG
     Pharmaceutical company in Switzerland

8.   HSBC HOLDINGS LTD.
     Bank in Hong Kong

9.   L.M. ERICSSON TELEPHONE CO.
     Leading manufacturer of cellular telephone equipment in Sweden

10.  COMPANIA TELEFONICA NACIONAL DE ESPANA SA
     Telecommunication services in Spain

For more complete details about the Portfolio's Investment Portfolio, see page 9.

Dear Shareholder:

     The following portfolio management discussion summarizes the performance of the key markets in which portfolio holdings are invested, reviews the economic and investment fundamentals underlying these markets, and summarizes the portfolio's investment strategy with respect to these markets.

Performance Summary

     The Institutional International Equity Portfolio provided a total return of 4.93% for the abbreviated fiscal year ended December 31, 1996, compared with 0.76% for the MSCI EAFE and Canada Index for the same time period. The Portfolio commenced operations on April 3, 1996.

     Although there were some important exceptions, most world markets turned in performances that ranged from solid to strong. In Europe falling interest rates, ongoing corporate restructuring, takeover activity, and greater management focus on shareholder value propelled markets upwards. Investors seem to be increasingly aware of the beneficial effects of structural changes on European equity markets. Several bourses reached new peaks, including France, whose market was characterized by takeover-related activity and renewed confidence in French progress towards monetary union. Germany rose on the back of the strong U.S. market, corporate restructuring, and a weaker Deutschemark. Deutsche Telekom's initial public offering, the largest in Europe's history, also provided additional focus. Nordic markets also benefited from falling interest rates. In Spain, declining interest rates and optimism regarding currency convergence drove the market significantly higher in the final quarter of the year. The portfolio's tenth-largest holding as of year end, Compania Telefonica Nacional de Espana SA, rose 24.5% in the last three months for a total gain of 65.4% this year. And the U.K. market turned in strong 1996 performance with a gain of 27.4%, propelled by takeover activity and a buoyant consumer outlook.

     Asian markets were mixed. Japan's market returned -15.5% for the year, falling beneath the 19,000 level for the first time in more than a year while the yen fell to a 45-month low against the dollar. Concerns about the feeble economic recovery and the absence of domestic investors from the market contributed to selling pressures. Korea's market fell 38.1% troubled by corporate earnings, a widening trade gap, a depreciating currency, and a collapse in the prices of semiconductors, which account for an important part of national output. As concerns about the 1997 handover to China faded, improved prospects for the local economy and property market caused the Hong Kong market to rally 12.2% in the final quarter, contributing to a total return of 33.1% for the year. Brazil continued its spectacular ascent, gaining another 7.3% in the fourth quarter for a total gain of 53.2% this year, driven by an improving macroeconomic backdrop, continued positive news on the privatization front, and the perception Brazilians are likely to experience an extended period of low -- even single digit -- inflation for the first time since the 1940s.

Portfolio Strategy

     In Europe, we believe moderate growth and a benign inflation environment will provide the basis for corporate profit growth in 1997. Industry consolidation and corporate restructuring are being propelled by the forces of global competition and the trend toward deregulation. Against this backdrop, we continue to seek out companies with sound management strategies positioned to benefit from these structural changes. The restructuring theme is most notable in Germany at present, with strong performance from German-based holdings Hoechst, BASF, and Daimler-Benz, all of which benefited from restructuring efforts. But restructurings are also evident elsewhere in Europe. A prime example is U.K.-based Pearson, which over the past three years has transformed itself from a disparate group of businesses into a focused media company featuring properties such as the Financial Times, the Economist, Penguin Books, and Addison-Wesley. Pearson has taken steps to increase subscriptions to the well-regarded Financial Times, including the use of electronic distribution sites, and is using the paper's image to increase sales in the Penguin Books division. Addison-Wesley, ranking in third place among U.S. educational publishers, is also pursuing business expansion via electronic publishing opportunities. With underworked intellectual property, Pearson is a potential takeover target for a handful of European media empire builders.

     Industry consolidation continues to be a successful theme in the portfolio. Holding Carrefour rose substantially in the wake of a bid for 33% of Cora, the eighth largest retailer in France. Consolidation of the retail sector in France has been hastened by government restrictions on building new sites. Carrefour's takeover bid for competitor Cora will enable the company to expand its distribution network and become the predominant food retailer in France. Consolidations are also reshaping the engineering sector in the United Kingdom, as evidenced in portfolio holding General Electric Company. The company is a recognized leader in the defense arena, and is considered the most likely partner for U.S. defense companies seeking a foothold in Europe. GE also is positioned to emerge as one of the few surviving players in global power generation, and has a successful joint venture in power systems with Alcatel Alsthom.

     Japanese portfolio holdings constituted 21% of the portfolio as of year-end, versus 31% at mid-year. Economic recovery remains elusive, marked by a sluggish consumer environment, although the weakening yen should help reflate the economy. Against this backdrop, we continue to seek out companies with unique franchises and high-quality global blue chip stocks benefiting from a weaker yen. One such unique franchise in the portfolio is supermarket operator Jusco, which continued to outperform. The company has a very successful strategy of establishing joint ventures with strong international firms such as Body Shop, Laura Ashley and Talbots, a factor underpinning strong earnings growth. Jusco has also recently established joint ventures with U.S.-based Sports Authority and Office Max to introduce the country's first superstores, which are being introduced via lower-cost leasing of premises in modestly priced shopping locations. Exposure to high-quality blue chip stocks was rewarded by excellent performance from Canon, a Japanese leader in office automation with impressive growth due to strong sales of copiers, steppers, and printers. With 78% of sales overseas, the company is also a beneficiary of a depreciating yen.

     Our strategy in Asia has been to identify well-run, financially strong companies in a good position to benefit from the opportunities created by ongoing economic development in the Pacific Basin. Growth expectations are more subdued than in prior years, due primarily to pricing problems in semiconductors and consumer electronics, the falling yen's negative effect on Asian export competitiveness, and weak demand in industrial countries. But we believe the long-term growth story in Asia remains intact. We like players such as First Pacific and HSBC in Hong Kong, which feature good managements and intra-regional business strength. We are also invested in companies benefiting from strong consumer spending and rising disposable incomes, including such standouts as mall operator SM Prime in the Philippines and HM Sampoerna in Indonesia.

Looking Ahead

     The core investment strategies for your portfolio remain essentially unchanged. In Europe, we will continue to focus on structural change at the industry and corporate level. In Japan, we have reduced exposure to domestic growth and plan to focus on current or emerging globally oriented blue chip companies. Expectations are limited for a sustained growth resurgence in Europe or Japan, and as a result, we intend to avoid investments that we believe are exposed to near-term cyclical economic risk.

     Thank you for your interest in the Institutional International Equity Portfolio.

/s/Carol L. Franklin          /s/J. Gregory Garret

Lead Portfolio Manager        Portfolio Manager
Carol L. Franklin             J. Gregory Garrett

--------------------------------------------------------------------------------
A Team Approach to Investing

Lead Portfolio Manager Carol L. Franklin has been responsible for setting the Portfolio's investment strategy and overseeing security selection since the
Portfolio's inception. Ms. Franklin, who has 20 years of experience in finance and investing joined Scudder in 1981. J. Gregory Garrett, Portfolio Manager,
joined Scudder in 1990, and the Portfolio's team in 1997. Mr. Garrett specializes in international client service and international equity management and has over ten years of investment experience.
--------------------------------------------------------------------------------

Institutional International Equity Portfolio/Barrett International Shares Investment Portfolio
December 31, 1996

                                                                                  Principal             Market
                                                                                  Amount (b)           Value ($)
                                                                                  ----------           ---------
REPURCHASE AGREEMENTS -- 9.9%
   Repurchase Agreement with Donaldson, Lufkin & Jenrette
   dated 12/31/96 at 6.7% to be repurchased at $1,760,655
   on 1/2/97, collateralized by a $1,737,000 U.S. Treasury
   Note, 6.375%, 3/31/01 (Cost $1,760,000) ...................................     1,760,000           1,760,000
                                                                                                   -------------
CONVERTIBLE BONDS -- 0.2%
Japan
   Softbank Corp., 0.5%, 3/29/02 (Cost $63,199) .......................  JPY       5,000,000              40,152
                                                                                                   -------------

                                                                                    Shares
                                                                                  ----------
PREFERRED STOCKS -- 1.8%
Germany
   RWE AG (Producer and marketer of petroleum and chemical products) .........         5,000             168,903
   SAP AG (Computer software manufacturer) ...................................         1,100             153,636
                                                                                                   -------------
      Total Preferred Stocks (Cost $299,949)                                                             322,539
                                                                                                   -------------

COMMON STOCKS -- 88.1%
Argentina 0.9%
   YPF S.A. "D" (ADR) (Petroleum company) ....................................         6,500             164,125
                                                                                                   -------------
Brazil 4.3%
   Centrais Eletricas Brasileiras S/A "B" (pfd.) (Electric utility) ..........       520,000             193,167
   Companhia Energetica de Minas Gerais (pfd.) (Electric power utility) ......     6,000,000             204,408
   Petroleo Brasileiro S/A (pfd.) (Petroleum company) ........................     1,300,000             207,054
   Usinas Siderurgicas de Minas Gerais S/A (pfd.) (Non-coated
      flat products and electrolytic galvanized products) ....................   150,000,000             153,017
                                                                                                   -------------
                                                                                                         757,646
                                                                                                   -------------
Canada 1.1%
   Canadian Pacific Ltd. (Ord.) (Transportation and natural resource
     conglomerate) ...........................................................         7,523             198,015
                                                                                                   -------------

   See notes to financial statements.

Institutional International Equity Portfolio/Barrett International Shares Investment Portfolio (continued)
December 31, 1996

                                                                                                        Market
                                                                                    Shares             Value ($)
                                                                                  ----------           ---------
France 6.8%
   Carrefour (Hypermarket operator and food retailer) ........................           300             195,257
   Christian Dior (Leading fashion house) ....................................         1,000             161,365
   Compagnie Financiere de Paribas (Finance and investment company) ..........         3,060             207,009
   Lafarge SA (Leading producer of cement, concrete and aggregates) ..........         1,300              78,020
   Pinault-Printemps, SA (Distributor of consumer goods) .....................           500             198,381
   Rhone-Poulenc SA "A" (Medical, agricultural and consumer chemicals) .......           516              17,598
   Schneider SA (Manufacturer of electronic components and
      automated manufacturing systems) .......................................         4,164             192,586
   Total SA "B" (International oil and gas exploration, development
      and production) ........................................................         2,052             166,945
                                                                                                   -------------
                                                                                                       1,217,161
                                                                                                   -------------
Germany 12.0%
   Adidas AG (Manufacturer of sport shoes, clothing and equipment) ...........         1,200             103,680
   BASF AG (Leading international chemical producer) .........................         6,500             250,313
   Bayer AG (Leading chemical producer) ......................................         5,700             232,540
   Bayerische Vereinsbank AG (Commercial bank) ...............................         3,500             143,697
   Commerzbank AG (Worldwide multi-service bank) .............................         6,300             160,022
   Daimler-Benz AG (Automobile and truck manufacturer)* ......................         2,500             172,151
   Deutsche Telekom AG (Telecommunication services)* .........................         1,698              35,794
   Deutsche Telekom AG (ADR) (Telecommunication services)* ...................         2,268              46,211
   Hoechst AG (Chemical producer) ............................................         6,000             283,366
   Mannesmann AG (Bearer) (Diversified construction and technology
      company) ...............................................................           600             259,980
   Schering AG (Pharmaceutical and chemical producer) ........................         2,000             168,773
   Siemens AG (Leading electrical engineering and electronics
      company) ...............................................................         2,500             117,745
   VEBA AG (Electric utility, distributor of oil and chemicals) ..............         2,800             161,887
                                                                                                   -------------
                                                                                                       2,136,159
                                                                                                   -------------
Ghana 0.5%
   Ashanti Goldfields Co. Ltd. (ADS) (Leading gold producer) .................         7,000              86,625
                                                                                                   -------------
Hong Kong 4.6%
   First Pacific Co. Ltd. (International management and investment company) ..       100,000             129,937

   See notes to financial statements.

                                                                                                        Market
                                                                                    Shares             Value ($)
                                                                                  ----------           ---------
   HSBC Holdings Ltd. (Bank) .................................................        10,130             216,758
   Hutchison Whampoa Ltd. (Container terminal and real estate
      company) ...............................................................        22,000             172,797
   Kerry Properties, Ltd. (Real estate company)* .............................        54,000             148,012
   Television Broadcasts Ltd. (Television broadcasting) ......................        38,000             151,813
                                                                                                   -------------
                                                                                                         819,317
                                                                                                   -------------
Indonesia 1.4%
   Darya Varia Laboratoria (Foreign registered) (Producer of medicines
      and pharmaceuticals) ...................................................        68,960             110,943
   HM Sampoerna (Foreign registered) (Tobacco company) .......................        26,000             138,696
                                                                                                   -------------
                                                                                                         249,639
                                                                                                   -------------
Italy 2.5%
   Ente Nazionale Idrocarburi SPA (Exploration and production of oil,
      natural gas and chemicals) .............................................        32,000             164,062
   Luxottica Group SPA (ADR) (Manufacturer and marketer of
      eyeglasses) ............................................................         2,000             104,000
   Telecom Italia Mobile SPA (Cellular telecommunication services) ...........        70,000             176,792
                                                                                                   -------------
                                                                                                         444,854
                                                                                                   -------------
Japan 19.0%
   Bridgestone Corp. (Leading automobile tire manufacturer) ..................        10,000             189,966
   Canon Inc. (Leading producer of visual image and information
      equipment) .............................................................         8,000             176,841
   DDI Corp. (Long distance telephone and cellular operator) .................            18             119,057
   East Japan Railway Co. (Railroad operator) ................................            15              67,481
   Fujitsu, Ltd. (Leading manufacturer of computers) .........................        15,000             139,884
   Hitachi, Ltd. (General electronics manufacturer) ..........................        12,000             111,907
   Ishikawajima-Harima Heavy Industries Co. Ltd. (Comprehensive
      heavy machinery manufacturer in aerospace and defense fields) ..........        21,000              93,386
   Itochu Corp. (Leading general trading company) ............................        19,000             102,046
   Japan Associated Finance Co. (Venture capital company) ....................         2,000             158,017
   Jusco Co. Ltd. (Major supermarket operator) ...............................         5,000             169,674
   Kajima Corp. (Leading contractor engaged in large-scale civil
      engineering projects) ..................................................        13,000              92,945
   Kawasaki Steel Corp. (Major integrated steelmaker) ........................        40,000             115,016

   See notes to financial statements.

Institutional International Equity Portfolio/Barrett International Shares Investment Portfolio (continued)
December 31, 1996

                                                                                                        Market
                                                                                    Shares             Value ($)
                                                                                  ----------           ---------
   Keyence Corp. (Specialized manufacturer of sensors) .......................         1,000             123,478
   Kokuyo Corp. (Leading manufacturer of paper stationery) ...................         5,000             123,478
   Komori Corp. (Leading manufacturer of offset printing machines) ...........         6,000             127,450
   Kyocera Corp. (Leading ceramic package manufacturer) ......................         2,000             124,687
   Mabuchi Motor Co., Ltd. (Manufacturer of DC motors) .......................         1,000              50,341
   Matsushita Electric Industrial Co., Ltd. (Leading manufacturer of
      consumer electronic products) ..........................................         9,000             146,879
   Matsushita Electric Works, Inc. (Leading maker of building materials
      and lighting equipment) ................................................         5,000              43,045
   Mitsubishi Heavy Industries, Ltd. (Diversified heavy machinery
      manufacturer and leading shipbuilder) ..................................        16,000             127,105
   Pioneer Electronics Corp. (Leading manufacturer of audio
      equipment) .............................................................         7,000             133,581
   Ricoh Co., Ltd. (Leading maker of copiers and information
      equipment) .............................................................        13,000             149,296
   SMC Corp. (Leading maker of pneumatic equipment) ..........................         2,000             134,531
   Secom Co., Ltd. (Electronic security system operator) .....................         2,000             121,060
   Sumitomo Electric Industries, Ltd. (Leading manufacturer of
      electric wires and cables) .............................................        11,000             153,873
   Sumitomo Metal Industries, Ltd. (Leading integrated crude steel
      producer) ..............................................................        45,000             110,742
   Sumitomo Metal Mining Co., Ltd. (Leading gold, nickel and copper
      mining company) ........................................................        14,000              94,413
   THK Co., Ltd. (Manufacturer of linear motion systems for industrial
      machinery) .............................................................         6,000              82,376
                                                                                                   -------------
                                                                                                       3,382,555
                                                                                                   -------------
Korea 0.7%
   Pohang Iron & Steel Co., Ltd. (ADR) (Leading steel producer) ..............         5,800             117,450
                                                                                                   -------------
Malaysia 1.5%
   Malayan Banking Berhad (Leading banking and financial services
      group) .................................................................        12,000             133,043
   Renong Berhad (Holding company involved in engineering,
      construction, financial services, telecommunication and
      information technology) ................................................        72,000             127,721
                                                                                                   -------------
                                                                                                         260,764
                                                                                                   -------------

   See notes to financial statements.

                                                                                                        Market
                                                                                    Shares             Value ($)
                                                                                  ----------           ---------
Netherlands 4.2%
   AEGON Insurance Group NV (Insurance company) ..............................         3,000             191,190
   Elsevier NV (International publisher of scientific, professional,
      business and consumer information books) ...............................         9,000             152,119
   Getronics NV (Provider of computer installation and maintenance
      services) ..............................................................         5,000             135,737
   Heineken Holdings N.V. "A" (Brewery) ......................................           700             109,400
   Wolters Kluwer CVA (Publisher) ............................................         1,200             159,412
                                                                                                   -------------
                                                                                                         747,858
                                                                                                   -------------
New Zealand 0.9%
   Telecom Corp. of New Zealand (Telecommunication services) .................        33,000             168,438
                                                                                                   -------------
Philippines 3.0%
   C & P Homes, Inc. (Home construction company) .............................       247,500             127,044
   Manila Electric Co. "B" (Electric utility) ................................        19,500             159,411
   Metropolitan Bank and Trust Company (Commercial bank and trust
      company) ...............................................................         4,625             114,306
   SM Prime Holdings Corp. (Leader in commercial center
      operations) ............................................................       552,000             142,722
                                                                                                   -------------
                                                                                                         543,483
                                                                                                   -------------
Portugal 1.0%
   Portugal Telecom SA (Telecommunication services) ..........................         6,500             185,295
                                                                                                   -------------
Spain 2.1%
   Acerinox, S.A. (Stainless steel producer) .................................         1,200             173,403
   Compania Telefonica Nacional de Espana SA (ADR)
      (Telecommunication services) ...........................................         3,000             207,750
                                                                                                   -------------
                                                                                                         381,153
                                                                                                   -------------
Sweden 4.3%
   AGA AB "B" (Free) (Producer and distributor of industrial and
      medical gases) .........................................................         8,600             128,632
   Astra AB "A" (Free) (Pharmaceutical company) ..............................         1,600              79,068
   Hennes & Mauritz AB "B" (Free) (Clothing and cosmetics retailer
      throughout Europe) .....................................................         2,000             276,855
   L.M. Ericsson Telephone Co. "B" (ADR) (Leading manufacturer of
      cellular telephone equipment) ..........................................         7,000             211,313

   See notes to financial statements.

Institutional International Equity Portfolio/Barrett International Shares Investment Portfolio (continued)
December 31, 1996

                                                                                                        Market
                                                                                    Shares             Value ($)
                                                                                  ----------           ---------
   S.K.F. AB "B" (Free) (Manufacturer of roller bearings) ....................         3,000              71,047
                                                                                                   -------------
                                                                                                         766,915
                                                                                                   -------------
Switzerland 7.2%
   ABB AG (Bearer) (Manufacturer of electrical equipment) ....................           120             149,160
   Adecco SA (Bearer) (Personnel and temporary employment company) ...........           600             150,504
   CS Holdings (Registered) (Provider of bank services, management
      services and life insurance) ...........................................         1,500             153,975
   Clariant AG (Registered) (Manufacturer of color chemicals) ................           328             140,309
   Elektrowatt AG (Bearer) (Holding company: owner of electric
      plants and interests in hydro and nuclear power plants) ................           375             149,216
   Holderbank Financiere Glaris AG (Bearer) (Cement producer) ................           200             142,740
   Novartis AG (Registered) (Pharmaceutical company) .........................           190             217,447
   SGS Holdings SA (Bearer) (Trade inspection company) .......................            70             171,930
                                                                                                   -------------
                                                                                                       1,275,281
                                                                                                   -------------
Thailand 0.0%
   Thai Farmers Bank FRN Warrants (expire 9/15/02)* ..........................           750                 709
                                                                                                   -------------
United Kingdom 10.1%
   BOC Group PLC (Producer of industrial gases) ..............................        11,000             164,592
   British Petroleum PLC (Major integrated world oil company) ................        16,287             195,183
   Carlton Communications PLC (Television post production products
      and services) ..........................................................        25,500             223,344
   General Electric Co., PLC (Manufacturer of power, communications
      and defense equipment and other various electrical components) .........        25,000             163,924
   Pearson PLC (Diversified media and entertainment holding
      company) ...............................................................        14,000             178,562
   PowerGen PLC (Electric utility) ...........................................        16,478             161,363
   RTZ Corp. PLC (Mining and finance company) ................................        10,000             160,586
   Reuters Holdings PLC (International news agency) ..........................        12,000             154,183
   WPP Group PLC (Advertising agency) ........................................        46,000             199,243

   See notes to financial statements.

                                                                                                        Market
                                                                                    Shares             Value ($)
                                                                                  ----------           ---------
   Zeneca Group PLC (Holding company: manufacturing and marketing of pharmaceutical and agrochemical products and specialty
      chemicals) .............................................................         7,000             197,137
                                                                                                   -------------
                                                                                                       1,798,117
                                                                                                   -------------
Total Common Stocks (Cost $14,829,632) .......................................                        15,701,559
                                                                                                   -------------
----------------------------------------------------------------------------------------------------------------

Total Investments -- 100.0% (cost $16,952,780) (a) ...........................                     $  17,824,250
                                                                                                   =============

*   Non-income producing security.

(a) Cost for federal income tax purposes was $16,954,977. At December 31, 1996, net unrealized appreciation for all securities based on tax cost was $869,273. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,730,239 and unrealized depreciation for all securities in which there was an excess of tax cost over market value of $860,966.

(b) Principal amount stated in U.S. dollars unless otherwise noted.

    Currency Abbreviations
    ----------------------
    JPY     Japanese Yen

    Sector breakdown of the Portfolio's equity securities is noted on page 5.

Institutional International Equity Portfolio/Barrett International Shares Statement of Assets and Liabilities
December 31, 1996


Assets
Investments, at market (identified cost $16,952,780) (note 2) ................                     $  17,824,250
Receivable for Portfolio shares sold .........................................                            44,593
Dividend and interest receivable .............................................                            10,166
Foreign tax recoverable ......................................................                            11,100
Deferred organizational expenses (note 2) ....................................                            24,587
Due from manager (note 5) ....................................................                            80,840
                                                                                                   -------------
      Total assets ...........................................................                        17,995,536

Liabilities
Accrued expenses (note 5) ....................................................   $   97,627
Other payables ...............................................................          401
                                                                                 ----------
      Total liabilities ......................................................                            98,028
                                                                                                   -------------
Net assets, at market value ..................................................                     $  17,897,508
                                                                                                   =============
Net Assets
Net assets consist of:
   Distributions in excess of net investment income ..........................                     $        (853)
   Net unrealized appreciation on investments ................................                           871,470
   Accumulated net realized loss .............................................                          (162,805)
   Paid-in capital ...........................................................                        17,189,696
                                                                                                   -------------
Net assets, at market value ..................................................                     $  17,897,508
                                                                                                   =============
Net asset value, offering and redemption price per share
   ($17,897,508 / 1,433,768 outstanding shares of
   Capital Stock, $.001 par value, 100,000,000
   shares authorized) ........................................................                            $12.48
                                                                                                          ======

   See notes to financial statements.

Institutional International Equity Portfolio/Barrett International Shares Statement of Operations
For the period April 3, 1996* to December 31, 1996


Investment Income
Dividend (net of foreign taxes withheld of $18,811) ..........................                       $   147,755
Interest .....................................................................                           106,448
                                                                                                     -----------
                                                                                                         254,203
Expenses:
Management fee (note 5) ......................................................   $  104,861
Custodian and accounting fees (note 5) .......................................       84,453
Shareholder services (note 5) ................................................       18,182
Directors' fees and expenses (note 5) ........................................        5,328
Registration fees ............................................................       32,409
Auditing .....................................................................       27,557
Reports to shareholders ......................................................       12,351
Amortization of organization expenses (note 2) ...............................        4,155
Legal ........................................................................        3,211
Miscellaneous fees ...........................................................        3,640
                                                                                 ----------
Total expenses before reductions .............................................      296,147
Expense reductions (note 5) ..................................................     (185,701)
   Expenses, net .............................................................   ----------              110,446
                                                                                                     -----------
Net investment income ........................................................                           143,757
                                                                                                     -----------
Net realized and unrealized gain (loss) on investments
Net realized loss from:
   Investments ...............................................................     (162,805)
   Foreign currency related transactions .....................................      (11,452)            (174,257)
                                                                                 ----------
Net unrealized appreciation from investments .................................                           871,470
                                                                                                     -----------
Net gain on investments ......................................................                           697,213
                                                                                                     -----------
Net increase in net assets resulting from operations .........................                       $   840,970
                                                                                                     ===========

*  Commencement of operations

   See notes to financial statements.

Institutional International Equity Portfolio/Barrett International Shares Statements of Changes in Net Assets

                                                                For the period
                                                                 April 3, 1996
                                                               (commencement of
                                                                operations) to
                                                               December 31, 1996
                                                               -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income .........................................   $   143,757
Net realized loss on investments ..............................      (174,257)
Net unrealized appreciation on investments during the period ..       871,470
                                                                  -----------
Net increase in net assets resulting from operations ..........       840,970
                                                                  -----------
Distributions to shareholders from net investment income ......      (156,525)
                                                                  -----------
Capital Stock Transactions:
Proceeds from sale of shares ..................................    17,436,410
Reinvestment of distributions .................................        88,761
Cost of shares redeemed .......................................      (313,308)
                                                                  -----------
Net increase in assets from Portfolio share transactions ......    17,211,863
                                                                  -----------
Increase in net assets ........................................    17,896,308
                                                                  -----------
Net Assets:
Beginning of period ...........................................         1,200
                                                                  -----------
End of period (including distributions in excess of net
   investment income of $853) .................................   $17,897,508
                                                                  ===========
Other Information
Increase (decrease) in Portfolio shares
Shares outstanding at beginning of period .....................           100
                                                                  -----------
Shares sold ...................................................     1,451,638
Shares issued to shareholders in reinvestment of
   distributions ..............................................         7,199
Shares redeemed ...............................................       (25,169)
                                                                  -----------
Net increase in Portfolio shares ..............................     1,433,668
                                                                  -----------
Shares outstanding at end of period ...........................     1,433,768
                                                                  ===========

   See notes to financial statements.

International International Equity Portfolio/Barrett International Shares Financial Highlights

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                For the period
                                                                 April 3, 1996
                                                               (commencement of
                                                                operations) to
                                                               December 31, 1996
                                                               -----------------
Net asset value, beginning of period ..........................    $ 12.00
                                                                   -------
Income from Investment Operations:
Net investment income .........................................        .11
Net realized and unrealized gain (loss) on investments ........        .48
                                                                   -------
Total from investment operations ..............................        .59
                                                                   -------
Less distributions from income ................................       (.11)
                                                                   -------
Net asset value, end of period ................................    $ 12.48
                                                                   =======
Total return (%) (b) ..........................................       4.93**
Ratios and Supplementary Data
Net assets, end of period ($ millions) ........................         18
Ratio of operating expenses, to average daily net assets (%)...        .95*
Ratio of operating expenses before expense reductions,
  to average daily net assets (%)..............................       2.55*
Ratio of net investment income, to average daily net assets (%)       1.24*
Portfolio turnover rate (%)....................................       10.1*
Average commission rate paid (c)...............................    $ .0004

(a)  Based on monthly average shares outstanding during the period.
(b)  Total returns would have been lower had certain expenses not been reduced.
(c) Average commission rate paid per share of common and preferred stock securities.
*    Annualized
**   Not annualized

Institutional International Equity Portfolio/Barrett International Shares Notes to Financial Statements

1. Organization

     Institutional International Equity Portfolio (the "Portfolio") is a portfolio of Scudder Institutional Fund, Inc. (the "Company") which is an open-end, diversified management investment company. Currently the Portfolio is comprised of a single class of shares ("Barrett International Shares").

2. Significant Accounting Policies

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. Significant accounting policies followed by the Portfolio are:

     (a) Security Valuation-Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Portfolio, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

     (b) Foreign Currency Transactions -- The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and

   (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

     (c) Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Portfolio utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss)
is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

     (d) Federal Income Taxes -- The Portfolio intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all taxable income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

As of December 31, 1996, the Portfolio had a net tax basis capital loss carryforward of approximately $147,000, which may be applied against any realized net capital gains of each succeeding year until fully utilized or until December 31, 2004, the expiration date. In addition, from November 1, 1996 through December 31, 1996, the Portfolio incurred approximately $14,000 of net realized capital losses and $1,000 of net realized currency losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as having arisen in the year ended December 31, 1997.

     (e) Distribution of Income and Gains -- Distributions of net investment income are made annually. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign currency denominated securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

     (f) Organization Costs -- Costs incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

     (g) Other -- Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates.

3. Repurchase Agreements

     It is the Portfolio's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Portfolio. Payment by the Portfolio in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Portfolio custodian. The Portfolio's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Portfolio's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, it will ask for additional securities to be delivered to the Portfolio's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

Institutional International Equity Portfolio/Barrett International Shares Notes to Financial Statements (continued)

4. Purchases and Sales of Securities

     For the period April 3, 1996 (commencement of operations) to December 31, 1996, purchases and sales of securities (excluding short-term investments) aggregated $16,433,501 and $1,077,915, respectively.

5. Management Fee and Other Transactions with Affiliates

     The Portfolio retains Scudder, Stevens & Clark, Inc. ("Scudder") as investment manager for the Portfolio, pursuant to an investment advisory agreement between Scudder and the Company on behalf of the Portfolio, for a management fee payable each month, based upon the average daily value of the Portfolio's net assets, at an annual rate of 0.90%. Scudder has agreed not to impose all or a portion of its management fee until April 30, 1997, and during such period to maintain the annualized expenses of the Portfolio at not more than 0.95% of average daily net assets. For the period April 3, 1996 (commencement of operations) to December 31, 1996, Scudder did not impose any of its fee amounting to $104,861. In addition, Scudder reimbursed expenses amounting to $80,840.

     Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Portfolio's shareholder service, transfer and dividend disbursing agent. For the period April 3, 1996 (commencement of operations) to December 31, 1996, the amount charged by SSC aggregated $17,723 of which $ 2,292 is unpaid at December 31, 1996.

     Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Portfolio. For the period April 3, 1996 (commencement of operations) to December 31, 1996, the amount charged to the Portfolio by SFAC aggregated $36,458, all of which is unpaid at December 31, 1996.

     The Portfolio has a compensation arrangement under which payment of Directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." For the period April 3, 1996 (commencement of operations) to December 31, 1996, directors' fees and expenses amounted to $3,452. The accumulated balance of deferred directors' fees and interest thereon relating to the Portfolio aggregated $1,876, which is included in accrued expenses of the Portfolio.

6. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

Report of Independent Accountants

To the Board of Directors and Shareholders of SCUDDER INSTITUTIONAL FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional International Equity Portfolio, a portfolio of Scudder Institutional Fund, Inc. (hereafter referred to as the "Portfolio") at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 3, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
February 19, 1997


--------------------------------------------------------------------------------

Federal Tax Status of 1996 Dividends (Unaudited)

     The total amount of dividends declared in 1996 for Scudder Institutional International Equity Portfolio is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

     The Fund paid foreign taxes of $18,811 and recognized $103,592 of foreign source income during the period ended December 31, 1996. Pursuant to section 853 of the Internal Revenue Code, the fund designates $0.013 per share of foreign taxes and $0.073 per share of income from foreign sources as having been paid in the period ended December 31, 1996.

--------------------------------------------------------------------------------

                          BARRETT INTERNATIONAL SHARES
                   345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

Investment Manager
Scudder, Stevens & Clark, Inc.
345 Park Avenue
New York, New York 10154

Distributor
Scudder Investor Services, Inc.
Two International Place
Boston, Massachusetts 02110

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Fund Accounting Agent
Scudder Fund Accounting Corporation
Two International Place
Boston, Massachusetts 02110

Transfer Agent and
Dividend Disbursing Agent
Scudder Service Corporation
P.O. Box 9242
Boston, Massachusetts 02205

Legal Counsel
Sullivan & Cromwell
New York, New York

--------------------------------------------------------------------------------

This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.




                             BARRETT INTERNATIONAL
                                     SHARES
                             ---------------------

                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                        SCUDDER INSTITUTIONAL FUND, INC.

                           PART C. - OTHER INFORMATION
                           ---------------------------


Item 24.          Financial Statements and Exhibits
--------          ---------------------------------
                  a.       Financial Statements

                           Included in Part A of this Registration Statement

                                    For Institutional Government Portfolio:

                                    Financial Highlights for the period June 3, 1986 (commencement of operations) to
                                    December 31, 1987 and for the ten fiscal years ended December 31, 1996

                                    For Institutional Cash Portfolio:

                                    Financial Highlights for the period June 18, 1986 (commencement of operations) to
                                    December 31, 1987 and for the ten fiscal years ended December 31, 1996

                                    For Institutional Tax-Free Portfolio:

                                    Financial Highlights for the period May 12, 1986 (commencement of operations) to
                                    December 31, 1987 and for the ten fiscal years ended December 31, 1996

                                    For Institutional International Equity Portfolio:

                                    Financial Highlights for the period April 3, 1996 (commencement of operations) to
                                    June 30, 1996 and for the fiscal year ended December 31, 1996.

                           Included in Part B of this Registration Statement

                                    For Institutional Government Portfolio:

                                    Statement of Net Assets as of December 31, 1996
                                    Statement of Operations for the fiscal year ended December 31, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1995 and 1996
                                    Financial Highlights for the five years ended December 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Institutional Cash Portfolio:

                                    Statement of Net Assets as of December 31, 1996
                                    Statement of Operations for the fiscal year ended December 31, 1996
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1995 and 1996
                                    Financial Highlights for the five years ended December 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Institutional Tax-Free Portfolio:

                                    Statement of Net Assets as of December 31, 1996
                                    Statement of Operations for the fiscal year ended December 31, 1996


                                 Part C - Page 1

                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1995 and 1996
                                    Financial Highlights for the five years ended December 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Institutional International Equity Portfolio:

                                    Statement of Assets and Liabilities as of December 31, 1996
                                    Statement of Operations for the fiscal year ended December 31, 1996
                                    Statement of Changes in Net Assets for the period April 3, 1996 (commencement of operations) to June 30, 1996 and the fiscal year ended December 31, 1996.
                                    Financial Highlights for the period April 3, 1996 (commencement of operations) to
                                    June 30, 1996 and the fiscal year ended December 31, 1996.
                                    Notes to Financial Statements
                                    Report of Independent Accountants

      b.         Exhibits:

                 1.        (a)         Articles of Incorporation.
                                       (Incorporated by reference to Exhibit 1(a) to original Registration Statement filed on January 10, 1986.)

                           (b)         Articles Supplementary.
                                       (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No.
                                       9 to this Registration Statement filed on March 3, 1988.)

                           (c)         Articles of Amendment.
                                       (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No.
                                       9 to this Registration Statement filed on April 29, 1991.)

                           (d)         Articles Supplementary to the Articles of Incorporation.  (Incorporated by
                                       reference to Exhibit 1(d) to Post-Effective Amendment No. 14 to this
                                       Registration Statement filed on January 19, 1996.)

                           (e)         Articles Supplementary to the Articles of Incorporation.
                                       (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No.
                                       16 to this Registration Statement filed on April 30, 1996.)

                 2.        (a)         By-laws.
                                       (Incorporated by reference to Exhibit 2 to original Registration Statement filed on January 10, 1986.)

                           (b)         Amended and Restated By-laws.
                                       (Incorporated by reference to Exhibit 2(b) to Post Effective Amendment No.
                                       14 to this Registration Statement filed on January 19, 1996.).

                           (c)         By-laws as amended through October 24, 1996 are filed herein.

                 3.                    Not Applicable

                 4.                    Specimen stock certificate.
                                       (Incorporated by reference to Exhibit 4 to original Registration Statement filed on January 10, 1986.)

                                 Part C - Page 2

                 5.        (a)(i)      Investment Advisory Agreement on behalf of Institutional Government
                                       Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(i) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(ii)     Investment Advisory Agreement on behalf of Institutional Treasury Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(ii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(iii)    Investment Advisory Agreement on behalf of Institutional Cash Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(iii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(iv)     Investment Advisory Agreement on behalf of Institutional Tax-Free Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(iv) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(v)      Investment Advisory Agreement on behalf of Institutional Prime Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(v) to Post-Effective Amendment No.
                                       7 filed on March 1, 1990.)

                           (a)(vi)     Investment Advisory Agreement on behalf of Institutional Municipal Income
                                       Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(vi) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(vii)    Investment Advisory Agreement on behalf of Institutional Intermediate
                                       Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(vii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(viii)   Investment Advisory Agreement on behalf of Institutional Bond Index Portfolio.
                                       (Incorporated by reference to Exhibit 5(a)(viii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (a)(ix)     Investment Advisory Agreement on behalf of Institutional International Equity
                                       Portfolio.
                                       (Incorporated by reference to Exhibit a(ix) to Post-Effective Amendment No.
                                       16 to this Registration Statement filed on April 30, 1996.)

                 6.        (a)         Interim Distribution Contract.
                                       (Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 4 filed on March 1, 1989.)

                           (b)         Underwriting Agreement dated January 18, 1989 (with form of Dealer Contract
                                       Exhibit).
                                       (Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 4 filed on March 1, 1989.)

                 7.                    Not Applicable.

                 8.        (a)         Custodian Contract.
                                       (Incorporated by reference to Exhibit 8(a) to Pre-Effective Amendment No. 1 filed on April 16, 1986.)

                                 Part C - Page 3

                           (b)         Transfer Agency and Service Agreement dated January 1, 1990.
                                       (Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 7 filed on March 1, 1990.)

                           (b)(i)      Fee Schedule for Exhibit 8(b).
                                       (Incorporated by reference to Exhibit 8(b)(i) to Post-Effective Amendment
                                       No. 16 to this Registration Statement filed on April 30, 1996.)

                           (c)(i)      Sub-Custodian Agreement with State Street London Limited.
                                       (Incorporated by reference to Exhibit 8(c)(i) to Post-Effective Amendment No.
                                       7 filed on March 1, 1990.)

                           (c)(ii)     Sub-Custodian Agreement with Irving Trust.
                                       (Incorporated by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (c)(iii)    Sub-Custodian Agreement with Bankers Trust Company.
                                       (Incorporated by reference to Exhibit 8(c)(iii) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (c)(iv)     Sub-Custodian Agreement with Bankers Trust Company.
                                       (Incorporated by reference to Exhibit 8(c)(iv) to Post-Effective Amendment
                                       No. 7 filed on March 1, 1990.)

                           (c)(v)      Fee Schedule for Exhibit 8(a).
                                       (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment No.
                                       13 filed on April 28, 1995.)

                           (c)(vi)     Custodian Contract between the Registrant, on behalf of Institutional
                                       International Equity Portfolio, and Brown Brothers Harriman & Co.
                                       (Incorporated by reference to Exhibit 8(c)(vi) to Post-Effective Amendment
                                       No. 16 to this Registration Statement filed on April 30, 1996.)

                           (c)(vii)    Fee Schedule for Exhibit 8(c)(vi).
                                       (Incorporated by reference to Exhibit 8(c)(vii) to Post-Effective Amendment
                                       No. 15 filed on April 3, 1996.)

                 9.        (a)         Application to be filed by amendment.

                           (b)(i)      Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Institutional Cash Portfolio, and Scudder Fund Accounting Corporation dated
                                       August 1, 1994.
                                       (Incorporated by reference to Exhibit 9(b)(i) to Post-Effective Amendment No.
                                       13 filed on April 28, 1995.)

                           (b)(ii)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Institutional Government Portfolio, and Scudder Fund Accounting Corporation
                                       dated August 1, 1994.
                                       (Incorporated by reference to Exhibit 9(b)(ii) to Post-Effective Amendment
                                       No. 13 filed on April 28, 1995.)

                           (b)(iii)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Institutional Federal Portfolio, and Scudder Fund Accounting Corporation
                                       dated August 1, 1994.
                                       (Incorporated by reference to Exhibit 9(b)(iii) to Post-Effective Amendment
                                       No. 13 filed on April 28, 1995.)


                                 Part C - Page 4

                           (b)(iv)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Institutional Tax-Free Portfolio, and Scudder Fund Accounting Corporation
                                       dated August 18, 1994.
                                       (Incorporated by reference to Exhibit 9(b)(iv) to Post-Effective Amendment
                                       No. 13 filed on April 28, 1995.)

                           (b)(v)      Form of Fund Accounting Services Agreement between the Registrant, on behalf of Institutional International Equity Portfolio, and Scudder Fund Accounting
                                       Corporation.
                                       (Incorporated by reference to Exhibit 9(b)(v) to Post-Effective Amendment No.
                                       15 filed on April 3, 1996.)

                 10.                   Opinion and Consent of Counsel is filed herein.

                 11.                   Consent of Price Waterhouse LLP, Independent Accountants of Scudder
                                       Institutional Fund, Inc. is filed herein.

                 12.                   Not Applicable.

                 13.                   Purchase Agreement and Investment Letter of Lazard Freres & Co. (Incorporated
                                       by reference to Exhibit 13 to Pre-Effective Amendment No. 1 filed on April
                                       16, 1986.)

                 14.                   Not Applicable.

                 15.                   Not Applicable.

                 16.       (a)         Schedules for Computations of Performance Quotations.
                                       (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 4 filed on March 1, 1989.)

                           (b)         Schedules for Computations of Performance Quotations.
                                       (Incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No.
                                       13 filed on April 28, 1995.)

                           (c)         Schedules for Computations of Performance Quotations to be filed by amendment.

                 17.                   Financial Data Schedules for Institutional Government Portfolio,
                                       Institutional Cash Portfolio, Institutional Tax-Free Portfolio and
                                       International Equity Portfolio are filed herein.

                 18.                   Inapplicable.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  No person is controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities.
--------          --------------------------------

                  Set forth below is a table showing the number of record holders of each class of securities of Scudder Institutional Fund, Inc. as of March 31, 1997:

                                           (1)                                                  (2)
                                      Title of Class                               Number of Record Shareholders
                                      --------------                               -----------------------------

                   Institutional Government Portfolio                                             15
                   Institutional Cash Portfolio                                                   45


                                 Part C - Page 5

                   Institutional Tax-Free Portfolio                                               15
                   Institutional International Equity Portfolio                                  311

Item 27.          Indemnification.
--------          ----------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated January 18, 1989 (filed as Exhibit No. 6(b) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ---------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund(investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

                                 Part C - Page 6

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust
                           company)+++ Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*


                                 Part C - Page 7

                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President & Director, Scudder Precious Metals, Inc. xxx

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*


                                 Part C - Page 8

                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**


                                 Part C - Page 9

                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company) o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA


                                Part C - Page 10

         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

                                Part C - Page 11

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President and
         Two International Place           Treasurer and Assistant Clerk           Assistant Secretary
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Chairman and Director
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     None
         345 Park Avenue
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President and Director
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President
         345 Park Avenue                   Clerk
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

                                Part C - Page 12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions
                 -----------             -----------       ---------------       -----------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and
                  (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs
                  (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171 (on behalf of Institutional Government Portfolio, Institutional Federal Portfolio, Institutional Cash Portfolio and Institutional Tax-Free Portfolio) and at Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (on behalf of Institutional International Equity Portfolio).

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.



                                Part C - Page 13

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 24th day of April, 1997.


                                         SCUDDER INSTITUTIONAL FUND, INC.



                                         By  /s/David S. Lee
                                             ---------------

                                             David S. Lee,
                                             Chairman of the Board


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/David S. Lee
--------------------------------------
David S. Lee                                Chairman of the Board (Principal             April 24, 1997
                                            Executive Officer) and Director


/s/Daniel Pierce
--------------------------------------
Daniel Pierce                               President and Director                       April 24, 1997


/s/Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler                            Director                                     April 24, 1997


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman                            Director                                     April 24, 1997


/s/Robert W. Lear
--------------------------------------
Robert W. Lear                              Director                                     April 24, 1997


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer                 April 24, 1997
                                            (Principal Financial and Accounting
                                            Officer)


                                                            File No. 33-2648
                                                            File No. 811-4555







                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 18

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 16

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                        SCUDDER INSTITUTIONAL FUND, INC.

                        SCUDDER INSTITUTIONAL FUND, INC.

                                  EXHIBIT INDEX
                                  -------------

                                  Exhibit 2 (c)

                                   Exhibit 10

                                   Exhibit 11

                                   Exhibit 17